REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Value Fund	Hartford International Opportunities HLS Fund
American Century VP Growth Fund	Hartford Ultrashort Bond HLS Fund
AB VPS Balanced Wealth Strategy Portfolio	Hartford Small Company HLS Fund
AB VPS International Value Portfolio	Hartford SmallCap Growth HLS Fund
AB VPS Small/Mid Cap Value Portfolio	Hartford Stock HLS Fund
AB VPS International Growth Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio
Invesco V.I. Value Opportunities Fund	Lord Abbett Series Fund - Dividend Growth Portfolio
Invesco V.I. Core Equity Fund	(Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio)
Invesco V.I. Government Securities Fund	Lord Abbett Series Fund - Bond Debenture Portfolio
Invesco V.I. High Yield Fund	Lord Abbett Series Fund - Growth and Income Portfolio
Invesco V.I. International Growth Fund	MFS® Growth Series
Invesco V.I. Mid Cap Core Equity Fund	MFS® Global Equity Series
Invesco V.I. Small Cap Equity Fund	MFS® Investors Trust Series
Invesco V.I. Balanced-Risk Allocation Fund	MFS® Mid Cap Growth Series
Invesco V.I. Diversified Dividend Fund	MFS® New Discovery Series
Invesco V.I. Government Money Market Fund	MFS® Total Return Series
American Century VP Mid Cap Value Fund	MFS® Value Series
American Funds Insurance Series® Capital World Bond Fund	MFS® Total Return Bond Series
(Formerly American Funds Global Bond Fund)	MFS® Research Series
American Funds Insurance Series® Global Growth and Income Fund	MFS® High Yield Portfolio
American Funds Insurance Series® Asset Allocation Fund	BlackRock Global Allocation V.I. Fund
American Funds Insurance Series® Blue Chip Income and Growth Fund	BlackRock Large Cap Focus Growth V.I. Fund
American Funds Insurance Series® Bond Fund	BlackRock Equity Dividend V.I. Fund
American Funds Insurance Series® Global Growth Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
American Funds Insurance Series® Growth Fund	Morgan Stanley VIF Growth Portfolio
American Funds Insurance Series® Growth-Income Fund	Morgan Stanley VIF Discovery Portfolio
American Funds Insurance Series® International Fund	Invesco V.I. American Value Fund
American Funds Insurance Series® New World Fund	BlackRock Capital Appreciation V.I. Fund
American Funds Insurance Series® Global Small Capitalization Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
Wells Fargo VT Omega Growth Fund	Invesco Oppenheimer V.I. Global Fund
Fidelity® VIP Growth Portfolio	Invesco Oppenheimer V.I. Main Street Fund®
Fidelity® VIP Contrafund® Portfolio	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Fidelity® VIP Mid Cap Portfolio	Putnam VT Diversified Income Fund
Fidelity® VIP Value Strategies Portfolio	Putnam VT Global Asset Allocation Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT International Value Fund
Fidelity® VIP Strategic Income Portfolio	Putnam VT International Equity Fund
Franklin Rising Dividends VIP Fund	Putnam VT Multi-Cap Core Fund
Franklin Income VIP Fund	Putnam VT Small Cap Value Fund
Franklin Large Cap Growth VIP Fund	Putnam VT Equity Income Fund
Franklin Global Real Estate VIP Fund	PIMCO VIT All Asset Portfolio
Franklin Small-Mid Cap Growth VIP Fund	PIMCO StocksPLUS® Global Portfolio
Franklin Small Cap Value VIP Fund	PIMCO VIT Global Managed Asset Allocation Portfolio

Franklin Strategic Income VIP Fund	Prudential Series Jennison 20/20 Focus Portfolio
Franklin Mutual Shares VIP Fund	Prudential Series Value Portfolio
Templeton Developing Markets VIP Fund	Invesco V.I. Growth and Income Fund
Templeton Foreign VIP Fund	Invesco V.I. Comstock Fund
Templeton Growth VIP Fund	Invesco V.I. American Franchise Fund
Franklin Mutual Global Discovery VIP Fund	Wells Fargo VT Index Asset Allocation Fund
Franklin Flex Cap Growth VIP Fund	Wells Fargo VT International Equity Fund
Templeton Global Bond VIP Fund	Wells Fargo VT Small Cap Growth Fund
Hartford Balanced HLS Fund	Wells Fargo VT Discovery Fund
Hartford Total Return Bond HLS Fund	Wells Fargo VT Opportunity Fund
Hartford Capital Appreciation HLS Fund	MFS® Core Equity Portfolio
Hartford Dividend and Growth HLS Fund	MFS® Massachusetts Investors Growth Stock Portfolio
Hartford Disciplined Equity HLS Fund	MFS® Research International Portfolio

We have also audited the accompanying statements of assets and liabilities of Hartford MidCap HLS Fund, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, AB VPS Growth and Income Portfolio, Putnam VT Growth Opportunities Fund, BlackRock S&P 500 Index V.I. Fund, and BlackRock Managed Volatility V.I. Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford MidCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, and Invesco V.I. Mid Cap Growth Fund’s statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Hartford Global Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford Growth Opportunities HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford High Yield HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford U.S. Government Securities HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019

Invesco V.I. Mid Cap Growth Fund	Not Applicable	Period from January 1, 2020 to April 30, 2020	Period from January 1, 2020 to April 30, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to April 30, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap HLS Fund	December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	December 31, 2020	Period from April 30, 2020 to December 31, 2020	Period from April 30, 2020 to December 31, 2020	Period from April 30, 2020 to December 31, 2020
AB VPS Growth and Income Portfolio	December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020 and period from April 30, 2019 to December 31, 2019	Year ended December 31, 2020 and the period from April 30, 2019 to December 31, 2019
Putnam VT Growth Opportunities Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from November 18, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period December 31, 2020 and the period from April 20, 2018 to December 31, 2018
BlackRock Managed Volatility V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period December 31, 2020 and the period from April 20, 2018 to December 31, 2018

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	9,813,192	12,268,539	7,689,087	1,372,049	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	4,609,971	1,469,285	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	31,507,882	80,128,485	156,247,574	48,298
class S2	—	—	—	—	—	—	—	3,938,753	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	4,609,971	1,469,285	9,813,192	12,268,539	7,689,087	1,372,049	31,507,882	84,067,238	156,247,574	48,298
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	117	45	411	1,157	28,683	61	6,210	14,793	80,460	2
Other assets	1	—	—	—	2	1	2	1	—	—
Total assets	4,610,089	1,469,330	9,813,603	12,269,696	7,717,772	1,372,111	31,514,094	84,082,032	156,328,034	48,300

Liabilities:
Due to Sponsor Company	117	45	411	1,157	28,683	61	6,210	14,793	80,460	2
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	3	—	—	—	—	—	3	—
Total liabilities	117	46	414	1,157	28,683	61	6,210	14,793	80,463	2

Net assets:
For contract liabilities	$4,609,972	$1,469,284	$9,813,189	$12,268,539	$7,689,089	$1,372,050	$31,507,884	$84,067,239	$156,247,571	$48,298

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	9,813,189	12,268,539	7,689,089	1,372,050	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	4,609,972	1,469,284	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	31,507,884	80,128,488	156,247,571	48,298
class S2	—	—	—	—	—	—	—	3,938,751	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,609,972	$1,469,284	$9,813,189	$12,268,539	$7,689,089	$1,372,050	$31,507,884	$84,067,239	$156,247,571	$48,298

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	937,268	855,547	447,300	50,592	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	411,972	70,402	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	5,606,385	2,633,207	12,977,373	9,182
class S2	—	—	—	—	—	—	—	130,078	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	411,972	70,402	937,268	855,547	447,300	50,592	5,606,385	2,763,285	12,977,373	9,182

Cost	$3,540,434	$923,080	$9,977,576	$11,055,024	$7,534,313	$975,624	$36,746,906	$84,908,155	$154,373,664	$45,849

Deferred contracts in the accumulation period:
Units owned by participants #	205,195	43,314	548,971	1,562,057	313,583	99,130	15,539,741	3,449,873	109,075,857	3,520
Minimum unit fair value #*	$21.263397	$32.731181	$15.089640	$6.561178	$20.138798	$11.342828	$1.756943	$18.233627	$1.224519	$13.387155
Maximum unit fair value #*	$23.450700	$36.051511	$25.050508	$15.173551	$37.194463	$22.949823	$27.009180	$30.270210	$10.489979	$13.786234
Contract liability	$4,609,972	$1,469,284	$9,619,260	$12,212,241	$7,689,089	$1,372,050	$31,224,182	$83,242,770	$154,487,443	$48,298

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	11,509	7,472	—	—	133,475	32,866	1,191,996	—
Minimum unit fair value #*	$—	$—	$16.720473	$7.224095	$—	$—	$2.056492	$20.204289	$1.419567	$—
Maximum unit fair value #*	$—	$—	$18.527583	$8.056677	$—	$—	$2.383302	$28.082054	$1.661102	$—
Contract liability	$—	$—	$193,929	$56,298	$—	$—	$283,702	$824,469	$1,760,128	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund	American Funds Insurance Series® Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	52,725,106	136,259,256
class 4	—	—	—	—	—	—	—	—	6,424,140	20,840,076
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	344,124	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	888,995	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	57,205,939	82,090,908	45,910,291	—	—	130,564,781	—	—	—	—
class S2	31,363,610	1,192,268	11,916,704	6,714,836	119,259	1,786,393	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	88,569,549	83,283,176	57,826,995	6,714,836	119,259	132,351,174	888,995	344,124	59,149,246	157,099,332
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	13,113	42,483	27,931	11,362	7	169,274	22	13	3,259	7,695
Other assets	—	—	—	1	—	9	1	—	—	—
Total assets	88,582,662	83,325,659	57,854,926	6,726,199	119,266	132,520,457	889,018	344,137	59,152,505	157,107,027

Liabilities:
Due to Sponsor Company	13,113	42,483	27,931	11,362	7	169,274	22	13	3,259	7,695
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	7	—	3	—	1	—	—	1	10	—
Total liabilities	13,120	42,483	27,934	11,362	8	169,274	22	14	3,269	7,695

Net assets:
For contract liabilities	$88,569,542	$83,283,176	$57,826,992	$6,714,837	$119,258	$132,351,183	$888,996	$344,123	$59,149,236	$157,099,332

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	52,725,099	136,259,258
class 4	—	—	—	—	—	—	—	—	6,424,137	20,840,074
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	344,123	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	888,996	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	57,205,937	82,090,908	45,910,291	—	—	130,564,789	—	—	—	—
class S2	31,363,605	1,192,268	11,916,701	6,714,837	119,258	1,786,394	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$88,569,542	$83,283,176	$57,826,992	$6,714,837	$119,258	$132,351,183	$888,996	$344,123	$59,149,236	$157,099,332

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	4,106,316	8,193,582
class 4	—	—	—	—	—	—	—	—	505,440	1,274,622
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	12,104	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	43,218	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	1,345,389	7,766,406	2,226,493	—	—	130,564,781	—	—	—	—
class S2	748,892	116,432	620,985	652,559	4,673	1,786,393	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	2,094,281	7,882,838	2,847,478	652,559	4,673	132,351,174	43,218	12,104	4,611,756	9,468,204

Cost	$65,211,059	$92,320,414	$48,877,177	$7,183,923	$90,187	$132,351,174	$800,648	$356,296	$53,495,793	$120,462,050

Deferred contracts in the accumulation period:
Units owned by participants #	18,912,438	25,740,265	1,846,895	426,576	5,919	14,442,033	37,119	30,882	4,322,957	7,587,081
Minimum unit fair value #*	$2.779490	$2.711059	$22.139605	$13.913283	$19.383503	$8.450353	$22.648611	$10.901294	$10.593678	$12.464868
Maximum unit fair value #*	$25.269787	$27.001393	$38.183448	$17.257367	$21.065820	$10.062010	$25.008360	$11.278271	$15.971086	$32.655906
Contract liability	$88,085,448	$82,375,431	$57,466,705	$6,663,800	$119,258	$131,875,783	$888,996	$344,123	$58,753,258	$155,230,557

Contracts in payout (annuitization) period:
Units owned by participants #	114,241	274,825	11,101	3,266	—	51,155	—	—	27,398	84,683
Minimum unit fair value #*	$3.222103	$3.142812	$23.046870	$15.419774	$—	$9.186118	$—	$—	$11.133420	$12.899620
Maximum unit fair value #*	$23.808304	$18.898949	$38.183448	$17.005812	$—	$9.433440	$—	$—	$15.971086	$25.096607
Contract liability	$484,094	$907,745	$360,287	$51,037	$—	$475,400	$—	$—	$395,978	$1,868,775

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	536,116,917	314,423,435	495,422,781	224,341,774	1,532,158,745	1,129,396,962	252,767,823	92,027,204	123,342,416	1,127,458
class 4	19,865,052	22,246,897	89,439,041	16,264,900	175,955,121	95,743,122	88,951,233	12,680,807	25,364,947	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	555,981,969	336,670,332	584,861,822	240,606,674	1,708,113,866	1,225,140,084	341,719,056	104,708,011	148,707,363	1,127,458
Due from Sponsor Company	—	—	18,580	—	—	—	—	84,821	—	—
Receivable for fund shares sold	200,242	53,339	—	280,157	479,018	464,344	105,509	—	45,041	132
Other assets	1	6	6	—	—	—	—	3	4	—
Total assets	556,182,212	336,723,677	584,880,408	240,886,831	1,708,592,884	1,225,604,428	341,824,565	104,792,835	148,752,408	1,127,590

Liabilities:
Due to Sponsor Company	200,242	53,339	—	280,157	479,018	464,344	105,509	—	45,041	132
Payable for fund shares purchased	—	—	18,580	—	—	—	—	84,821	—	—
Other liabilities	—	—	—	3	2	—	2	—	—	1
Total liabilities	200,242	53,339	18,580	280,160	479,020	464,344	105,511	84,821	45,041	133

Net assets:
For contract liabilities	$555,981,970	$336,670,338	$584,861,828	$240,606,671	$1,708,113,864	$1,225,140,084	$341,719,054	$104,708,014	$148,707,367	$1,127,457

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	536,116,918	314,423,440	495,422,785	224,341,773	1,532,158,742	1,129,396,963	252,767,820	92,027,203	123,342,423	1,127,457
class 4	19,865,052	22,246,898	89,439,043	16,264,898	175,955,122	95,743,121	88,951,234	12,680,811	25,364,944	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$555,981,970	$336,670,338	$584,861,828	$240,606,671	$1,708,113,864	$1,225,140,084	$341,719,054	$104,708,014	$148,707,367	$1,127,457

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	20,454,671	22,220,737	42,235,531	5,509,375	12,856,917	20,662,220	10,737,801	2,944,871	3,908,188	27,880
class 4	762,281	1,582,283	7,650,902	402,099	1,500,811	1,773,349	3,825,859	408,531	800,914	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	21,216,952	23,803,020	49,886,433	5,911,474	14,357,728	22,435,569	14,563,660	3,353,402	4,709,102	27,880

Cost	$403,353,341	$276,429,465	$545,138,900	$143,399,827	$937,956,472	$932,050,484	$269,521,792	$67,283,634	$99,410,732	$731,232

Deferred contracts in the accumulation period:
Units owned by participants #	20,313,324	125,858,024	35,339,860	6,461,773	41,710,557	38,347,754	18,392,157	3,113,996	4,775,739	24,715
Minimum unit fair value #*	$12.324701	$2.111595	$10.817174	$15.561718	$19.245800	$13.778999	$11.793439	$13.500722	$15.072053	$43.562889
Maximum unit fair value #*	$35.332227	$36.458560	$21.349467	$53.171965	$66.293151	$44.594291	$28.814727	$52.951153	$50.199084	$49.124812
Contract liability	$549,772,918	$332,293,047	$580,958,694	$238,042,153	$1,692,210,416	$1,209,632,076	$339,110,532	$103,879,172	$147,293,452	$1,124,470

Contracts in payout (annuitization) period:
Units owned by participants #	209,765	1,679,786	219,986	57,742	338,316	428,011	126,735	22,394	39,298	63
Minimum unit fair value #*	$12.776334	$2.449571	$11.213494	$16.354609	$19.950773	$14.308457	$12.225713	$13.995581	$15.624386	$47.360775
Maximum unit fair value #*	$35.331345	$12.361196	$21.349467	$53.171965	$66.293151	$44.594291	$28.439024	$52.951153	$49.131165	$47.360775
Contract liability	$6,209,052	$4,377,291	$3,903,134	$2,564,518	$15,903,448	$15,508,008	$2,608,522	$828,842	$1,413,915	$2,987

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	330,090,161	361,917,697	63,707,733	3,130,684
class 4	—	—	—	—	—	—	5,173,032	54,769,521	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	10,415,541	53,215,335	34,907,731	1,377,851	2,064,698	833,489	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	10,415,541	53,215,335	34,907,731	1,377,851	2,064,698	833,489	335,263,193	416,687,218	63,707,733	3,130,684
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	476	3,598	3,640	66	101	17	238,590	125,545	7,010	310
Other assets	—	—	—	3	2	—	—	—	1	—
Total assets	10,416,017	53,218,933	34,911,371	1,377,920	2,064,801	833,506	335,501,783	416,812,763	63,714,744	3,130,994

Liabilities:
Due to Sponsor Company	476	3,598	3,640	66	101	17	238,590	125,545	7,010	310
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	3	—	—	—	2	1	—	1
Total liabilities	477	3,598	3,643	66	101	17	238,592	125,546	7,010	311

Net assets:
For contract liabilities	$10,415,540	$53,215,335	$34,907,728	$1,377,854	$2,064,700	$833,489	$335,263,191	$416,687,217	$63,707,734	$3,130,683

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	330,090,160	361,917,696	63,707,734	3,130,683
class 4	—	—	—	—	—	—	5,173,031	54,769,521	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	10,415,540	53,215,335	34,907,728	1,377,854	2,064,700	833,489	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$10,415,540	$53,215,335	$34,907,728	$1,377,854	$2,064,700	$833,489	$335,263,191	$416,687,217	$63,707,734	$3,130,683

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	11,327,734	24,063,676	2,223,656	220,316
class 4	—	—	—	—	—	—	177,037	3,544,953	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	103,555	1,138,783	936,115	100,720	123,339	71,360	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	103,555	1,138,783	936,115	100,720	123,339	71,360	11,504,771	27,608,629	2,223,656	220,316

Cost	$6,788,219	$32,572,884	$26,428,328	$1,143,098	$1,485,455	$814,477	$259,496,929	$411,974,845	$43,068,851	$3,426,823

Deferred contracts in the accumulation period:
Units owned by participants #	271,621	1,627,135	1,409,521	58,531	60,999	48,556	8,637,244	18,243,875	1,696,714	124,719
Minimum unit fair value #*	$32.635962	$25.586373	$20.493272	$19.651824	$30.083646	$13.444665	$29.512618	$14.362581	$32.895710	$19.186362
Maximum unit fair value #*	$63.195383	$48.819647	$38.094768	$42.501227	$53.394728	$18.182550	$46.766639	$29.395138	$44.420936	$33.062977
Contract liability	$10,415,540	$52,952,361	$34,833,482	$1,377,854	$2,064,700	$826,609	$331,522,519	$411,597,922	$62,852,133	$3,111,071

Contracts in payout (annuitization) period:
Units owned by participants #	—	8,499	3,138	—	—	385	92,219	212,600	21,733	763
Minimum unit fair value #*	$—	$28.353678	$22.709938	$—	$—	$17.871498	$38.846863	$15.915873	$38.066441	$22.520249
Maximum unit fair value #*	$—	$46.893653	$25.328393	$—	$—	$17.871498	$46.766639	$28.195715	$44.420936	$26.185103
Contract liability	$—	$262,974	$74,246	$—	$—	$6,880	$3,740,672	$5,089,295	$855,601	$19,612

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$147,529,858	$—	$34,025,793	$—	$—	$—	$—	$—
class 2	144,067,260	28,607,134	10,670,541	283,147,174	120,889	124,643,088	103,123,927	120,401,880	29,601,217	3,760,429
class 4	8,507,357	13,886,832	37,338,594	56,838,201	4,028,983	19,632,073	15,993,206	17,301,089	4,280,691	25,688,734
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	152,574,617	42,493,966	195,538,993	339,985,375	38,175,665	144,275,161	119,117,133	137,702,969	33,881,908	29,449,163
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	113,290	35,092	35,690	51,326	4,756	45,203	60,299	56,614	22,258	5,932
Other assets	—	—	3	2	2	—	—	4	—	—
Total assets	152,687,907	42,529,058	195,574,686	340,036,703	38,180,423	144,320,364	119,177,432	137,759,587	33,904,166	29,455,095

Liabilities:
Due to Sponsor Company	113,290	35,092	35,690	51,326	4,756	45,203	60,299	56,614	22,258	5,932
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	2	2	—	2	—
Total liabilities	113,290	35,092	35,690	51,326	4,756	45,205	60,301	56,614	22,260	5,932

Net assets:
For contract liabilities	$152,574,617	$42,493,966	$195,538,996	$339,985,377	$38,175,667	$144,275,159	$119,117,131	$137,702,973	$33,881,906	$29,449,163

Contract Liabilities:
class 1	$—	$—	$147,529,858	$—	$34,025,796	$—	$—	$—	$—	$—
class 2	144,067,259	28,607,130	10,670,539	283,147,175	120,890	124,643,085	103,123,926	120,401,879	29,601,213	3,760,428
class 4	8,507,358	13,886,836	37,338,599	56,838,202	4,028,981	19,632,074	15,993,205	17,301,094	4,280,693	25,688,735
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$152,574,617	$42,493,966	$195,538,996	$339,985,377	$38,175,667	$144,275,159	$119,117,131	$137,702,973	$33,881,906	$29,449,163

Shares:
class 1	—	—	13,710,954	—	2,900,750	—	—	—	—	—
class 2	6,233,979	1,972,906	1,029,975	17,067,341	10,386	9,385,774	9,232,223	7,120,159	2,710,734	272,100
class 4	350,674	926,406	3,502,682	3,393,325	344,063	1,449,932	1,409,093	997,756	411,605	1,812,896
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	6,584,653	2,899,312	18,243,611	20,460,666	3,255,199	10,835,706	10,641,316	8,117,915	3,122,339	2,084,996

Cost	$121,349,885	$44,769,380	$208,563,944	$345,292,664	$28,818,318	$144,108,622	$125,320,053	$151,029,459	$26,345,321	$35,102,964

Deferred contracts in the accumulation period:
Units owned by participants #	4,496,759	2,024,382	9,747,034	15,112,846	1,410,045	10,946,382	6,676,455	4,917,056	927,471	2,298,165
Minimum unit fair value #*	$22.495078	$17.709100	$12.468570	$13.486475	$10.765023	$8.826908	$11.764001	$13.923132	$32.486861	$10.049054
Maximum unit fair value #*	$56.876734	$36.624803	$28.120219	$31.334807	$39.032431	$16.898497	$22.963954	$37.952706	$52.261385	$14.265531
Contract liability	$151,367,593	$42,365,555	$193,640,156	$336,939,843	$37,963,410	$143,440,361	$117,889,344	$136,793,011	$33,752,160	$29,349,639

Contracts in payout (annuitization) period:
Units owned by participants #	32,740	6,043	84,476	127,090	6,380	58,899	66,425	28,072	3,399	7,610
Minimum unit fair value #*	$26.522394	$19.825954	$12.468570	$14.849693	$11.929610	$9.719277	$12.953144	$15.429076	$34.640272	$10.049054
Maximum unit fair value #*	$50.628044	$23.835323	$28.120219	$31.334807	$39.032431	$16.898497	$22.963954	$37.952706	$41.939483	$14.256611
Contract liability	$1,207,024	$128,411	$1,898,840	$3,045,534	$212,257	$834,798	$1,227,787	$909,962	$129,746	$99,524

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account	Sub-Account (6)(7)	Sub-Account (8)	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	15,342,569	339,113,057	286,080,586	225,535,537	149,502,213	21,668,348	6,182,087	132,003,758	8,299,318	7,246,408
class IB	—	7,065,551	9,029,335	11,445,036	2,906,897	4,274,745	—	1,148,571	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	15,342,569	346,178,608	295,109,921	236,980,573	152,409,110	25,943,093	6,182,087	133,152,329	8,299,318	7,246,408
Due from Sponsor Company	4,173	—	—	—	—	—	—	98,434	—	—
Receivable for fund shares sold	—	182,631	303,476	169,638	434,133	82,530	287	—	15,666	53,820
Other assets	3	—	3	—	4	—	1	8	—	—
Total assets	15,346,745	346,361,239	295,413,400	237,150,211	152,843,247	26,025,623	6,182,375	133,250,771	8,314,984	7,300,228

Liabilities:
Due to Sponsor Company	—	182,631	303,476	169,638	434,133	82,530	287	—	15,666	53,820
Payable for fund shares purchased	4,173	—	—	—	—	—	—	98,434	—	—
Other liabilities	—	3	—	2	—	3	—	—	2	2
Total liabilities	4,173	182,634	303,476	169,640	434,133	82,533	287	98,434	15,668	53,822

Net assets:
For contract liabilities	$15,342,572	$346,178,605	$295,109,924	$236,980,571	$152,409,114	$25,943,090	$6,182,088	$133,152,337	$8,299,316	$7,246,406

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	15,342,572	339,113,054	286,080,588	225,535,533	149,502,216	21,668,344	6,182,088	132,003,768	8,299,316	7,246,406
class IB	—	7,065,551	9,029,336	11,445,038	2,906,898	4,274,746	—	1,148,569	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$15,342,572	$346,178,605	$295,109,924	$236,980,571	$152,409,114	$25,943,090	$6,182,088	$133,152,337	$8,299,316	$7,246,406

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	486,140	28,306,599	5,517,466	10,163,836	8,592,082	1,106,657	142,313	13,082,632	302,453	189,945
class IB	—	593,245	177,568	519,285	169,696	215,244	—	113,833	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	486,140	28,899,844	5,695,034	10,683,121	8,761,778	1,321,901	142,313	13,196,465	302,453	189,945

Cost	$13,052,316	$323,659,149	$236,089,977	$215,635,081	$130,074,033	$18,006,807	$5,007,408	$133,263,049	$5,963,149	$5,190,376

Deferred contracts in the accumulation period:
Units owned by participants #	707,708	23,202,121	11,033,382	8,857,627	4,411,321	1,586,407	513,176	97,503,674	212,058	169,102
Minimum unit fair value #*	$18.729561	$12.858913	$22.049141	$22.410497	$28.825307	$13.523680	$11.922760	$0.821915	$32.921392	$36.916959
Maximum unit fair value #*	$30.261414	$17.531791	$44.937918	$40.160573	$52.999310	$26.389884	$12.014847	$10.227000	$61.469444	$63.615886
Contract liability	$15,305,177	$344,840,267	$293,960,114	$236,199,054	$151,645,632	$25,745,950	$6,145,783	$132,170,516	$8,299,316	$7,204,480

Contracts in payout (annuitization) period:
Units owned by participants #	1,700	90,475	42,744	28,465	22,950	8,975	3,030	899,849	—	1,018
Minimum unit fair value #*	$20.888829	$13.446465	$24.434263	$24.834327	$31.942533	$15.083285	$11.973325	$0.964515	$—	$40.909419
Maximum unit fair value #*	$23.147914	$17.133094	$42.084285	$39.247339	$38.416574	$25.826368	$12.010227	$9.861360	$—	$43.064752
Contract liability	$37,395	$1,338,338	$1,149,810	$781,517	$763,482	$197,140	$36,305	$981,821	$—	$41,926

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series
	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	2,658,770	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	119,990,770	14,819,543	105,007,245	62,012,332	91,180,797
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	16,890,172	—	1,262,450	—	829,774
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	8,007,609	12,212,645	25,427,295	4,345,491	—	—	—	—	—
Total investments	2,658,770	8,007,609	12,212,645	25,427,295	4,345,491	136,880,942	14,819,543	106,269,695	62,012,332	92,010,571
Due from Sponsor Company	—	—	—	—	—	28,519	—	—	—	—
Receivable for fund shares sold	105	207	494	2,599	172	—	1,905	8,384	5,346	47,047
Other assets	—	1	—	4	4	2	—	4	—	—
Total assets	2,658,875	8,007,817	12,213,139	25,429,898	4,345,667	136,909,463	14,821,448	106,278,083	62,017,678	92,057,618

Liabilities:
Due to Sponsor Company	105	207	494	2,599	172	—	1,905	8,384	5,346	47,047
Payable for fund shares purchased	—	—	—	—	—	28,519	—	—	—	—
Other liabilities	—	—	2	—	—	—	1	—	2	1
Total liabilities	105	207	496	2,599	172	28,519	1,906	8,384	5,348	47,048

Net assets:
For contract liabilities	$2,658,770	$8,007,610	$12,212,643	$25,427,299	$4,345,495	$136,880,944	$14,819,542	$106,269,699	$62,012,330	$92,010,570

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	2,658,770	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	119,990,771	14,819,542	105,007,249	62,012,330	91,180,797
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	16,890,173	—	1,262,450	—	829,773
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	8,007,610	12,212,643	25,427,299	4,345,495	—	—	—	—	—
Total contract liabilities	$2,658,770	$8,007,610	$12,212,643	$25,427,299	$4,345,495	$136,880,944	$14,819,542	$106,269,699	$62,012,330	$92,010,570

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	27,835	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	1,625,671	603,156	2,871,404	4,906,039	3,382,077
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	240,498	—	35,078	—	35,145
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	482,096	681,129	2,035,812	124,370	—	—	—	—	—
Total shares	27,835	482,096	681,129	2,035,812	124,370	1,866,169	603,156	2,906,482	4,906,039	3,417,222

Cost	$1,918,319	$7,957,762	$10,086,421	$23,817,486	$3,465,466	$82,022,762	$11,039,744	$70,247,822	$44,536,232	$61,791,226

Deferred contracts in the accumulation period:
Units owned by participants #	93,608	339,677	427,458	1,270,169	221,169	4,182,084	437,022	4,137,152	2,990,484	1,959,504
Minimum unit fair value #*	$24.289309	$20.293674	$24.720461	$16.546653	$16.251171	$21.627746	$27.608143	$22.243257	$17.836039	$32.679737
Maximum unit fair value #*	$44.849400	$27.513897	$36.563125	$24.726223	$27.705746	$61.875988	$43.389886	$40.163181	$60.135452	$74.524887
Contract liability	$2,658,770	$8,007,610	$11,994,134	$25,286,927	$4,317,436	$136,097,203	$14,672,291	$105,239,742	$61,610,106	$91,052,594

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	7,851	7,071	1,548	21,010	4,101	37,594	18,602	18,222
Minimum unit fair value #*	$—	$—	$27.391830	$19.092386	$18.123461	$25.156333	$32.404501	$25.548120	$20.410608	$39.169785
Maximum unit fair value #*	$—	$—	$30.351644	$21.291741	$18.123461	$44.772907	$43.389886	$33.702549	$23.533439	$74.524887
Contract liability	$—	$—	$218,509	$140,372	$28,059	$783,741	$147,251	$1,029,957	$402,224	$957,976

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	1,452,655	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	172,259,393	2,972,635	24,120,303	—	5,780,782
class INIT	289,678,066	110,178,304	316,769,492	17,695,639	59,909,068	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	26,453,431	77,947,311	102,951,274	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	316,131,497	188,125,615	419,720,766	17,695,639	59,909,068	172,259,393	2,972,635	24,120,303	1,452,655	5,780,782
Due from Sponsor Company	—	—	—	169,161	—	—	—	—	—	—
Receivable for fund shares sold	56,435	34,448	1,143,064	—	26,301	8,438	84	1,302	78	180
Other assets	6	—	1	3	—	—	—	—	—	1
Total assets	316,187,938	188,160,063	420,863,831	17,864,803	59,935,369	172,267,831	2,972,719	24,121,605	1,452,733	5,780,963

Liabilities:
Due to Sponsor Company	56,435	34,448	1,143,064	—	26,301	8,438	84	1,302	78	180
Payable for fund shares purchased	—	—	—	169,161	—	—	—	—	—	—
Other liabilities	—	—	—	—	2	1	—	—	1	—
Total liabilities	56,435	34,448	1,143,064	169,161	26,303	8,439	84	1,302	79	180

Net assets:
For contract liabilities	$316,131,503	$188,125,615	$419,720,767	$17,695,642	$59,909,066	$172,259,392	$2,972,635	$24,120,303	$1,452,654	$5,780,783

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	1,452,654	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	172,259,392	2,972,635	24,120,303	—	5,780,783
class INIT	289,678,070	110,178,304	316,769,490	17,695,642	59,909,066	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	26,453,433	77,947,311	102,951,277	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$316,131,503	$188,125,615	$419,720,767	$17,695,642	$59,909,066	$172,259,392	$2,972,635	$24,120,303	$1,452,654	$5,780,783

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	67,315	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	13,049,954	182,482	893,676	—	496,204
class INIT	11,132,901	5,400,897	22,434,100	538,352	10,547,371	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	1,037,389	3,905,176	7,427,942	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	12,170,290	9,306,073	29,862,042	538,352	10,547,371	13,049,954	182,482	893,676	67,315	496,204

Cost	$259,493,412	$152,497,829	$392,865,548	$13,921,861	$61,716,684	$178,036,187	$2,658,198	$20,472,528	$1,017,291	$5,072,378

Deferred contracts in the accumulation period:
Units owned by participants #	12,764,540	6,122,677	26,398,271	510,969	4,603,798	16,718,927	175,215	1,729,473	31,822	246,385
Minimum unit fair value #*	$16.642025	$19.976734	$12.833884	$29.580931	$11.979282	$10.148217	$16.203754	$13.758540	$36.770571	$22.158237
Maximum unit fair value #*	$32.661696	$43.608359	$18.068142	$38.721351	$13.868809	$10.503914	$17.892685	$14.240813	$58.051618	$24.467754
Contract liability	$312,482,514	$187,252,085	$417,746,301	$17,477,159	$59,213,712	$172,259,392	$2,972,635	$24,120,303	$1,401,764	$5,760,704

Contracts in payout (annuitization) period:
Units owned by participants #	138,673	26,449	121,338	5,975	52,827	—	—	—	1,203	844
Minimum unit fair value #*	$18.323071	$21.994766	$12.833884	$33.843987	$12.962347	$—	$—	$—	$39.499726	$23.784497
Maximum unit fair value #*	$32.661696	$43.608359	$18.068142	$38.721351	$13.868809	$—	$—	$—	$45.803508	$23.784497
Contract liability	$3,648,989	$873,530	$1,974,466	$218,483	$695,354	$—	$—	$—	$50,890	$20,079

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)(11)	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account (12)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	317,613	3,171,220	16,754,787	—	—	—	—	—	—	—
class III	—	—	—	—	5,059,799	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	7,781,854	—	—	—	—
class S2	—	—	—	7,392,670	—	1,649,640	2,110,961	8,633,557	4,024,431	12,455,653
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	317,613	3,171,220	16,754,787	7,392,670	5,059,799	9,431,494	2,110,961	8,633,557	4,024,431	12,455,653
Due from Sponsor Company	—	—	—	—	—	4,388	—	—	—	—
Receivable for fund shares sold	14	167	735	796	160	—	228	407	534	1,079
Other assets	1	3	—	1	1	—	—	1	1	7
Total assets	317,628	3,171,390	16,755,522	7,393,467	5,059,960	9,435,882	2,111,189	8,633,965	4,024,966	12,456,739

Liabilities:
Due to Sponsor Company	14	167	735	796	160	—	228	407	534	1,079
Payable for fund shares purchased	—	—	—	—	—	4,388	—	—	—	—
Other liabilities	—	—	—	—	—	7	1	—	—	—
Total liabilities	14	167	735	796	160	4,395	229	407	534	1,079

Net assets:
For contract liabilities	$317,614	$3,171,223	$16,754,787	$7,392,671	$5,059,800	$9,431,487	$2,110,960	$8,633,558	$4,024,432	$12,455,660

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	317,614	3,171,223	16,754,787	—	—	—	—	—	—	—
class III	—	—	—	—	5,059,800	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	7,781,845	—	—	—	—
class S2	—	—	—	7,392,671	—	1,649,642	2,110,960	8,633,558	4,024,432	12,455,660
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$317,614	$3,171,223	$16,754,787	$7,392,671	$5,059,800	$9,431,487	$2,110,960	$8,633,558	$4,024,432	$12,455,660

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	27,193	48,728	589,957	—	—	—	—	—	—	—
class III	—	—	—	—	503,463	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	72,776	—	—	—	—
class S2	—	—	—	473,282	—	16,824	30,754	168,099	136,421	462,863
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	27,193	48,728	589,957	473,282	503,463	89,600	30,754	168,099	136,421	462,863

Cost	$297,260	$1,508,757	$7,941,020	$6,785,739	$4,307,331	$6,664,096	$1,646,249	$6,009,600	$3,770,268	$9,009,101

Deferred contracts in the accumulation period:
Units owned by participants #	25,042	53,789	240,112	350,827	138,263	651,797	67,896	315,737	146,580	404,311
Minimum unit fair value #*	$11.871423	$55.666283	$58.667047	$17.902017	$34.280772	$14.198664	$25.879433	$22.699078	$23.868491	$25.775841
Maximum unit fair value #*	$12.942491	$60.685679	$115.427711	$32.218523	$38.815510	$14.459622	$45.478556	$39.154416	$36.376863	$46.039224
Contract liability	$317,614	$3,171,223	$16,680,144	$7,370,413	$5,059,800	$9,342,237	$2,110,960	$8,594,889	$4,018,055	$12,412,561

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	1,117	1,131	—	6,209	—	1,528	251	1,448
Minimum unit fair value #*	$—	$—	$65.004866	$19.087795	$—	$14.357738	$—	$25.314221	$25.449579	$28.378551
Maximum unit fair value #*	$—	$—	$72.026905	$21.150556	$—	$14.399603	$—	$25.314221	$25.449579	$31.647238
Contract liability	$—	$—	$74,643	$22,258	$—	$89,250	$—	$38,669	$6,377	$43,099

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	625,049	4,219,160
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	27,098,261	2,079,167	5,785,336	478,243	1,074,573	224,852	900,162	1,095,011	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	27,098,261	2,079,167	5,785,336	478,243	1,074,573	224,852	900,162	1,095,011	625,049	4,219,160
Due from Sponsor Company	3,326	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	21,472	145	24	66	6	52	27	17	137
Other assets	—	1	1	—	—	—	2	—	—	2
Total assets	27,101,587	2,100,640	5,785,482	478,267	1,074,639	224,858	900,216	1,095,038	625,066	4,219,299

Liabilities:
Due to Sponsor Company	—	21,472	145	24	66	6	52	27	17	137
Payable for fund shares purchased	3,326	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	1	—	—	—	—	—
Total liabilities	3,326	21,472	145	25	67	6	52	27	17	137

Net assets:
For contract liabilities	$27,098,261	$2,079,168	$5,785,337	$478,242	$1,074,572	$224,852	$900,164	$1,095,011	$625,049	$4,219,162

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	625,049	4,219,162
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	27,098,261	2,079,168	5,785,337	478,242	1,074,572	224,852	900,164	1,095,011	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$27,098,261	$2,079,168	$5,785,337	$478,242	$1,074,572	$224,852	$900,164	$1,095,011	$625,049	$4,219,162

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	55,758	476,741
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	4,745,755	112,570	397,618	46,749	65,205	10,429	89,926	42,925	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	4,745,755	112,570	397,618	46,749	65,205	10,429	89,926	42,925	55,758	476,741

Cost	$29,696,950	$1,708,481	$3,520,719	$427,774	$850,509	$158,120	$996,482	$876,642	$613,494	$4,250,137

Deferred contracts in the accumulation period:
Units owned by participants #	1,804,291	100,142	224,512	44,389	83,437	5,984	42,558	32,706	44,561	239,112
Minimum unit fair value #*	$12.925866	$18.311793	$25.095714	$9.186155	$10.849721	$32.959760	$17.763636	$27.046697	$13.369505	$16.802412
Maximum unit fair value #*	$21.219475	$27.496560	$26.513258	$16.272944	$18.866143	$45.598830	$29.639038	$38.176160	$14.762743	$18.553325
Contract liability	$26,942,987	$2,034,257	$5,785,337	$478,242	$1,070,420	$224,852	$893,569	$1,095,011	$625,049	$4,219,162

Contracts in payout (annuitization) period:
Units owned by participants #	10,390	2,171	—	—	324	—	316	—	—	—
Minimum unit fair value #*	$14.231909	$20.686324	$—	$—	$12.820487	$—	$19.685035	$—	$—	$—
Maximum unit fair value #*	$15.872256	$20.686324	$—	$—	$12.820487	$—	$21.814143	$—	$—	$—
Contract liability	$155,274	$44,911	$—	$—	$4,152	$—	$6,595	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	PIMCO VIT Global Managed Asset Allocation Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund
	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	304,479	507,090	1,252,242	985,877
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	380,846	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	615,189	380,229	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	49,760,939	—	—	—	—
class S2	—	—	—	23,155,413	1,038,510	1,950,562	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	380,846	615,189	380,229	23,155,413	1,038,510	51,711,501	304,479	507,090	1,252,242	985,877
Due from Sponsor Company	—	—	—	—	—	132,551	—	—	—	—
Receivable for fund shares sold	15	30	19	1,178	49	—	17	70	124	59
Other assets	—	—	—	—	1	2	—	1	1	—
Total assets	380,861	615,219	380,248	23,156,591	1,038,560	51,844,054	304,496	507,161	1,252,367	985,936

Liabilities:
Due to Sponsor Company	15	30	19	1,178	49	—	17	70	124	59
Payable for fund shares purchased	—	—	—	—	—	132,551	—	—	—	—
Other liabilities	—	—	—	1	—	—	2	—	—	—
Total liabilities	15	30	19	1,179	49	132,551	19	70	124	59

Net assets:
For contract liabilities	$380,846	$615,189	$380,229	$23,155,412	$1,038,511	$51,711,503	$304,477	$507,091	$1,252,243	$985,877

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	304,477	507,091	1,252,243	985,877
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	380,846	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	615,189	380,229	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	49,760,941	—	—	—	—
class S2	—	—	—	23,155,412	1,038,511	1,950,562	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$380,846	$615,189	$380,229	$23,155,412	$1,038,511	$51,711,503	$304,477	$507,091	$1,252,243	$985,877

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	13,916	264,109	85,071	20,231
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	28,808	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	13,042	10,457	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	558,484	—	—	—	—
class S2	—	—	—	1,238,257	64,624	23,136	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	28,808	13,042	10,457	1,238,257	64,624	581,620	13,916	264,109	85,071	20,231

Cost	$350,112	$143,771	$198,999	$21,559,395	$999,407	$33,347,304	$229,590	$767,992	$813,728	$584,025

Deferred contracts in the accumulation period:
Units owned by participants #	28,046	152,898	155,062	1,026,406	35,087	1,501,071	66,664	34,086	163,568	14,824
Minimum unit fair value #*	$13.552839	$3.560126	$2.203655	$18.536633	$26.112461	$29.849843	$2.632745	$13.831618	$4.855858	$58.690178
Maximum unit fair value #*	$14.227760	$4.029826	$26.358552	$32.458675	$31.529939	$38.036567	$28.757519	$15.610776	$64.673933	$71.048827
Contract liability	$380,846	$615,189	$380,229	$23,131,582	$1,038,511	$51,181,665	$247,006	$505,160	$1,247,522	$981,818

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	1,088	—	14,942	19,894	128	841	64
Minimum unit fair value #*	$—	$—	$—	$21.900621	$—	$34.078543	$2.888906	$15.046368	$5.611319	$63.444458
Maximum unit fair value #*	$—	$—	$—	$21.900621	$—	$37.666125	$2.888906	$15.046368	$5.611319	$63.444458
Contract liability	$—	$—	$—	$23,830	$—	$529,838	$57,471	$1,931	$4,721	$4,059

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2020

	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—
class 2	52,651	—	—	—
class 4	—	—	—	—
class ADV	—	—	—	—
class B	—	—	—	—
class I	—	—	—	—
class IA	—	—	—	—
class IB	—	—	—	—
class II	—	—	—	—
class III	—	—	—	—
class INIT	—	19,413,345	32,630,214	12,358,319
class S1	—	—	—	—
class S2	—	—	—	—
class SRV	—	—	—	—
class SRV2	—	—	—	—
class VC	—	—	—	—
Total investments	52,651	19,413,345	32,630,214	12,358,319
Due from Sponsor Company	—	—	—	—
Receivable for fund shares sold	3	898	6,767	892
Other assets	—	1	—	2
Total assets	52,654	19,414,244	32,636,981	12,359,213

Liabilities:
Due to Sponsor Company	3	898	6,767	892
Payable for fund shares purchased	—	—	—	—
Other liabilities	3	—	—	—
Total liabilities	6	898	6,767	892

Net assets:
For contract liabilities	$52,648	$19,413,346	$32,630,214	$12,358,321

Contract Liabilities:
class 1	$—	$—	$—	$—
class 2	52,648	—	—	—
class 4	—	—	—	—
class ADV	—	—	—	—
class B	—	—	—	—
class I	—	—	—	—
class IA	—	—	—	—
class IB	—	—	—	—
class II	—	—	—	—
class III	—	—	—	—
class INIT	—	19,413,346	32,630,214	12,358,321
class S1	—	—	—	—
class S2	—	—	—	—
class SRV	—	—	—	—
class SRV2	—	—	—	—
class VC	—	—	—	—
Total contract liabilities	$52,648	$19,413,346	$32,630,214	$12,358,321

Shares:
class 1	—	—	—	—
class 2	1,777	—	—	—
class 4	—	—	—	—
class ADV	—	—	—	—
class B	—	—	—	—
class I	—	—	—	—
class IA	—	—	—	—
class IB	—	—	—	—
class II	—	—	—	—
class III	—	—	—	—
class INIT	—	696,318	1,302,084	681,274
class S1	—	—	—	—
class S2	—	—	—	—
class SRV	—	—	—	—
class SRV2	—	—	—	—
class VC	—	—	—	—
Total shares	1,777	696,318	1,302,084	681,274

Cost	$38,998	$16,487,003	$24,643,408	$10,487,601

Deferred contracts in the accumulation period:
Units owned by participants #	1,612	975,675	1,473,287	894,417
Minimum unit fair value #*	$30.296199	$18.490912	$20.524845	$12.981200
Maximum unit fair value #*	$44.816441	$20.629950	$23.035049	$14.569220
Contract liability	$52,648	$19,188,472	$32,152,874	$12,259,528

Contracts in payout (annuitization) period:
Units owned by participants #	—	11,159	21,497	7,029
Minimum unit fair value #*	$—	$19.734511	$21.905226	$13.813492
Maximum unit fair value #*	$—	$20.629950	$22.899150	$14.569220
Contract liability	$—	$224,874	$477,340	$98,793

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Global Bond Fund. Change effective May 1, 2020.
(2) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(3) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(7) Funded as of September 18, 2020.
(8) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(9) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(10) Funded as of April 30, 2020.
(11) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(12) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$96,097	$5,246	$199,133	$167,723	$55,847	$13,308	$105,251	$1,030,650	$3,775,907	$2,629

Expenses:
Administrative charges	—	—	—	—	—	—	(34,737)	(133,593)	(199,852)	—
Mortality and expense risk charges	(41,257)	(16,939)	(138,882)	(168,401)	(93,912)	(19,551)	(480,442)	(1,299,381)	(2,710,372)	(540)
Total expenses	(41,257)	(16,939)	(138,882)	(168,401)	(93,912)	(19,551)	(515,179)	(1,432,974)	(2,910,224)	(540)
Net investment income (loss)	54,840	(11,693)	60,251	(678)	(38,065)	(6,243)	(409,928)	(402,324)	865,683	2,089

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	178,181	202,881	(193,007)	(131,560)	(434,757)	59,027	(2,514,817)	855,854	814,692	138
Net realized gain distributions	113,106	113,008	283,754	—	344,028	103,903	1,193,582	17,951,063	—	—
Change in unrealized appreciation (depreciation) during the period	(308,563)	125,030	477,724	524,767	410,803	137,563	2,678,248	(8,769,741)	4,972,700	2,742
Net gain (loss) on investments	(17,276)	440,919	568,471	393,207	320,074	300,493	1,357,013	10,037,176	5,787,392	2,880
Net increase (decrease) in net assets resulting from operations	$37,564	$429,226	$628,722	$392,529	$282,009	$294,250	$947,085	$9,634,852	$6,653,075	$4,969

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund	American Funds Insurance Series® Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Investment income:
Dividends	$1,843,912	$546,294	$139,262	$489,057	$3,128	$306,601	$13,488	$4,286	$678,001	$1,780,252

Expenses:
Administrative charges	(75,849)	(99,326)	(5,664)	—	—	—	—	—	—	—
Mortality and expense risk charges	(1,205,546)	(1,313,532)	(857,254)	(97,332)	(2,300)	(2,262,045)	(7,381)	(4,731)	(1,009,916)	(2,344,840)
Total expenses	(1,281,395)	(1,412,858)	(862,918)	(97,332)	(2,300)	(2,262,045)	(7,381)	(4,731)	(1,009,916)	(2,344,840)
Net investment income (loss)	562,517	(866,564)	(723,656)	391,725	828	(1,955,444)	6,107	(445)	(331,915)	(564,588)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,334,478	(2,387,509)	(678,796)	(138,557)	5,138	—	613	(7,649)	653,322	3,340,144
Net realized gain distributions	1,853,632	15,546,329	4,370,125	326,701	2,851	—	—	17,543	986,739	3,775,829
Change in unrealized appreciation (depreciation) during the period	4,426,032	(6,582,830)	10,028,364	(97,073)	(12,421)	—	(5,414)	(2,550)	3,041,747	2,309,637
Net gain (loss) on investments	9,614,142	6,575,990	13,719,693	91,071	(4,432)	—	(4,801)	7,344	4,681,808	9,425,610
Net increase (decrease) in net assets resulting from operations	$10,176,659	$5,709,426	$12,996,037	$482,796	$(3,604)	$(1,955,444)	$1,306	$6,899	$4,349,893	$8,861,022

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$8,566,023	$5,321,946	$11,369,223	$705,616	$4,378,957	$15,136,775	$1,810,258	$63,183	$208,924	$—

Expenses:
Administrative charges	(752,118)	(400,930)	(778,355)	(301,540)	(1,915,824)	(1,614,440)	(349,285)	(120,169)	(167,098)	—
Mortality and expense risk charges	(8,577,324)	(5,078,749)	(8,051,225)	(3,314,937)	(23,286,833)	(17,924,729)	(4,589,252)	(1,490,261)	(1,978,721)	(18,511)
Total expenses	(9,329,442)	(5,479,679)	(8,829,580)	(3,616,477)	(25,202,657)	(19,539,169)	(4,938,537)	(1,610,430)	(2,145,819)	(18,511)
Net investment income (loss)	(763,419)	(157,733)	2,539,643	(2,910,861)	(20,823,700)	(4,402,394)	(3,128,279)	(1,547,247)	(1,936,895)	(18,511)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,805,156	3,848,154	7,070,618	11,145,028	90,670,428	28,104,745	3,163,485	4,047,393	5,259,652	23,417
Net realized gain distributions	2,440,051	3,851,148	5,127,537	5,905,425	34,453,410	30,641,268	—	989,677	8,133,419	66,829
Change in unrealized appreciation (depreciation) during the period	30,567,689	11,564,754	27,131,927	39,053,729	494,038,982	71,552,504	38,650,014	14,781,482	22,546,480	248,184
Net gain (loss) on investments	51,812,896	19,264,056	39,330,082	56,104,182	619,162,820	130,298,517	41,813,499	19,818,552	35,939,551	338,430
Net increase (decrease) in net assets resulting from operations	$51,049,477	$19,106,323	$41,869,725	$53,193,321	$598,339,120	$125,896,123	$38,685,220	$18,271,305	$34,002,656	$319,919

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$3,845	$41,352	$121,343	$12,763	$916	$24,937	$3,956,992	$24,142,091	$—	$98,390

Expenses:
Administrative charges	—	—	—	—	—	—	(424,646)	(524,118)	(78,496)	(4,817)
Mortality and expense risk charges	(149,607)	(726,359)	(480,127)	(21,629)	(32,997)	(6,142)	(5,115,376)	(6,808,519)	(1,007,355)	(42,191)
Total expenses	(149,607)	(726,359)	(480,127)	(21,629)	(32,997)	(6,142)	(5,540,022)	(7,332,637)	(1,085,851)	(47,008)
Net investment income (loss)	(145,762)	(685,007)	(358,784)	(8,866)	(32,081)	18,795	(1,583,030)	16,809,454	(1,085,851)	51,382

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	646,455	3,703,008	615,815	2,211	39,273	(12,708)	8,140,905	(5,593,371)	3,514,885	(58,432)
Net realized gain distributions	882,620	277,606	—	66,152	28,840	7,996	16,786,177	342,657	5,557,177	316,078
Change in unrealized appreciation (depreciation) during the period	1,838,335	9,202,077	5,375,146	51,346	444,479	24,666	17,970,933	(21,322,146)	11,964,026	(585,825)
Net gain (loss) on investments	3,367,410	13,182,691	5,990,961	119,709	512,592	19,954	42,898,015	(26,572,860)	21,036,088	(328,179)
Net increase (decrease) in net assets resulting from operations	$3,221,648	$12,497,684	$5,632,177	$110,843	$480,511	$38,749	$41,314,985	$(9,763,406)	$19,950,237	$(276,797)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$585,630	$9,709,288	$9,057,251	$1,504,351	$4,450,971	$3,399,461	$3,025,435	$—	$2,344,392

Expenses:
Administrative charges	(181,146)	—	(225,008)	(432,793)	(45,293)	(172,394)	(154,777)	(155,286)	(43,551)	—
Mortality and expense risk charges	(2,167,597)	(655,645)	(3,245,554)	(5,053,360)	(601,811)	(2,091,875)	(1,800,211)	(2,062,732)	(496,208)	(428,801)
Total expenses	(2,348,743)	(655,645)	(3,470,562)	(5,486,153)	(647,104)	(2,264,269)	(1,954,988)	(2,218,018)	(539,759)	(428,801)
Net investment income (loss)	(2,348,743)	(70,015)	6,238,726	3,571,098	857,247	2,186,702	1,444,473	807,417	(539,759)	1,915,591

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	159,802	(3,103,624)	(5,020,592)	(4,922,671)	894,118	(3,125,613)	(4,731,632)	(5,422,220)	909,534	(1,031,800)
Net realized gain distributions	17,058,203	2,540,228	—	12,639,126	894,356	—	—	2,440,462	1,774,499	—
Change in unrealized appreciation (depreciation) during the period	40,298,005	2,884,506	1,209,690	(36,169,870)	2,132,989	(515,337)	6,436,020	(8,249,301)	7,969,691	(3,059,072)
Net gain (loss) on investments	57,516,010	2,321,110	(3,810,902)	(28,453,415)	3,921,463	(3,640,950)	1,704,388	(11,231,059)	10,653,724	(4,090,872)
Net increase (decrease) in net assets resulting from operations	$55,167,267	$2,251,095	$2,427,824	$(24,882,317)	$4,778,710	$(1,454,248)	$3,148,861	$(10,423,642)	$10,113,965	$(2,175,281)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)(6)	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account (9)

Investment income:
Dividends	$241,349	$11,715,305	$2,466,884	$4,123,242	$17,764	$456,286	$—	$1,807,396	$441,336	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(235,844)	(4,525,420)	(3,862,078)	(2,955,775)	(33,208)	(1,209,138)	(906,714)	(216,676)	(340,825)	(59,891)
Total expenses	(235,844)	(4,525,420)	(3,862,078)	(2,955,775)	(33,208)	(1,209,138)	(906,714)	(216,676)	(340,825)	(59,891)
Net investment income (loss)	5,505	7,189,885	(1,395,194)	1,167,467	(15,444)	(752,852)	(906,714)	1,590,720	100,511	(59,891)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	144,341	4,090,134	8,044,306	406,196	(219,738)	2,109,908	2,297,029	(2,210,447)	1,113,628	(1,101,713)
Net realized gain distributions	747,548	702,764	20,077,604	11,188,126	1,158,746	4,219,287	36,286,996	—	—	1,505,146
Change in unrealized appreciation (depreciation) during the period	346,785	10,176,249	25,752,764	2,739,312	(488,969)	14,363,509	(8,739,524)	400,733	3,167,946	(26,824)
Net gain (loss) on investments	1,238,674	14,969,147	53,874,674	14,333,634	450,039	20,692,704	29,844,501	(1,809,714)	4,281,574	376,609
Net increase (decrease) in net assets resulting from operations	$1,244,179	$22,159,032	$52,479,480	$15,501,101	$434,595	$19,939,852	$28,937,787	$(218,994)	$4,382,085	$316,718

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio
	Sub-Account (10)(11)	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)	Sub-Account (14)	Sub-Account	Sub-Account (15)	Sub-Account

Investment income:
Dividends	$2,678	$2,709,867	$—	$—	$40,587	$578,180	$142,541	$90,963	$107,882	$923,964

Expenses:
Administrative charges	—	(145,250)	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(25,577)	(1,917,501)	(111,240)	(107,555)	(37,709)	(184,959)	(74,432)	(71,562)	(164,938)	(367,814)
Total expenses	(25,577)	(2,062,751)	(111,240)	(107,555)	(37,709)	(184,959)	(74,432)	(71,562)	(164,938)	(367,814)
Net investment income (loss)	(22,899)	647,116	(111,240)	(107,555)	2,878	393,221	68,109	19,401	(57,056)	556,150

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	65,467	300,122	390,875	225,310	177,819	121,453	(1,421,664)	(271,340)	(69,624)	12,152
Net realized gain distributions	86,158	—	1,036,812	230,261	167,465	—	1,259,104	12,692	206,034	—
Change in unrealized appreciation (depreciation) during the period	1,174,679	(1,596,251)	2,049,293	1,519,271	(98,215)	144,491	(1,001,684)	412,801	1,092,697	637,499
Net gain (loss) on investments	1,326,304	(1,296,129)	3,476,980	1,974,842	247,069	265,944	(1,164,244)	154,153	1,229,107	649,651
Net increase (decrease) in net assets resulting from operations	$1,303,405	$(649,013)	$3,365,740	$1,867,287	$249,947	$659,165	$(1,096,135)	$173,554	$1,172,051	$1,205,801

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$68,180	$—	$159,657	$625,083	$—	$—	$6,739,481	$2,661,561	$13,396,764	$117,881

Expenses:
Administrative charges	—	(183,061)	(21,248)	(146,666)	(76,783)	(109,427)	(411,583)	(148,742)	(538,225)	(29,092)
Mortality and expense risk charges	(59,822)	(1,931,890)	(230,296)	(1,721,615)	(940,068)	(1,338,812)	(5,103,271)	(2,650,129)	(5,522,542)	(245,867)
Total expenses	(59,822)	(2,114,951)	(251,544)	(1,868,281)	(1,016,851)	(1,448,239)	(5,514,854)	(2,798,871)	(6,060,767)	(274,959)
Net investment income (loss)	8,358	(2,114,951)	(91,887)	(1,243,198)	(1,016,851)	(1,448,239)	1,224,627	(137,310)	7,335,997	(157,078)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	40,798	12,591,078	586,375	4,844,577	1,845,287	3,922,113	6,368,529	4,537,655	3,118,256	526,793
Net realized gain on distributions	—	8,172,150	527,636	3,005,537	3,919,063	7,094,299	7,884,226	8,014,578	—	649,818
Change in unrealized appreciation (depreciation) during the period	(83,236)	14,405,140	438,871	4,728,657	11,185,576	19,722,306	6,617,039	(8,279,815)	13,517,753	1,324,192
Net gain (loss) on investments	(42,438)	35,168,368	1,552,882	12,578,771	16,949,926	30,738,718	20,869,794	4,272,418	16,636,009	2,500,803
Net increase (decrease) in net assets resulting from operations	$(34,080)	$33,053,417	$1,460,995	$11,335,573	$15,933,075	$29,290,479	$22,094,421	$4,135,108	$23,972,006	$2,343,725

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$3,296,252	$6,091,909	$33,994	$333,680	$—	$109,545	$8,084	$—	$—	$42,538

Expenses:
Administrative charges	—	—	—	—	(1,625)	—	—	—	—	—
Mortality and expense risk charges	(1,105,597)	(1,596,927)	(28,961)	(241,943)	(19,934)	(50,825)	(9,708)	(43,673)	(193,764)	(91,899)
Total expenses	(1,105,597)	(1,596,927)	(28,961)	(241,943)	(21,559)	(50,825)	(9,708)	(43,673)	(193,764)	(91,899)
Net investment income (loss)	2,190,655	4,494,982	5,033	91,737	(21,559)	58,720	(1,624)	(43,673)	(193,764)	(49,361)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(924,554)	(1,764,694)	18,607	644,276	42,741	65,382	46,367	373,079	3,801,492	(183,526)
Net realized gain distributions	—	—	168,713	1,468,085	78,773	195,288	3,244	279,325	1,440,887	64,917
Change in unrealized appreciation (depreciation) during the period	210,894	750,486	308,309	1,511,095	304,682	(138,076)	(22,626)	1,321,176	7,376,007	349,522
Net gain (loss) on investments	(713,660)	(1,014,208)	495,629	3,623,456	426,196	122,594	26,985	1,973,580	12,618,386	230,913
Net increase (decrease) in net assets resulting from operations	$1,476,995	$3,480,774	$500,662	$3,715,193	$404,637	$181,314	$25,361	$1,929,907	$12,424,622	$181,552

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	BlackRock Capital Appreciation V.I. Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account (16)(17)	Sub-Account	Sub-Account	Sub-Account (19)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$34,515	$42,996	$37,974	$2,007,008	$35,002	$2,456	$10,615

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(45,301)	(101,109)	(31,169)	(136,721)	(61,829)	(173,791)	(422,521)	(31,672)	(50,534)	(7,662)
Total expenses	(45,301)	(101,109)	(31,169)	(136,721)	(61,829)	(173,791)	(422,521)	(31,672)	(50,534)	(7,662)
Net investment income (loss)	(45,301)	(101,109)	(31,169)	(102,206)	(18,833)	(135,817)	1,584,487	3,330	(48,078)	2,953

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	70,556	285,348	115,022	422,480	5,311	278,657	(749,220)	27,472	737,450	(2,788)
Net realized gain distributions	464,290	—	280,363	286,223	364,123	151,429	—	36,120	347,263	6,236
Change in unrealized appreciation (depreciation) during the period	1,165,631	2,767,398	202,774	1,180,376	88,610	2,008,432	(1,643,357)	123,500	740,250	5,850
Net gain (loss) on investments	1,700,477	3,052,746	598,159	1,889,079	458,044	2,438,518	(2,392,577)	187,092	1,824,963	9,298
Net increase (decrease) in net assets resulting from operations	$1,655,176	$2,951,637	$566,990	$1,786,873	$439,211	$2,302,701	$(808,090)	$190,422	$1,776,885	$12,251

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Value Portfolio	Invesco V.I. Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$15,788	$1,929	$7,922	$19,619	$31,172	$44,234	$30,712	$—	$—	$412,739

Expenses:
Administrative charges	—	—	—	—	—	—	—	(760)	—	(4,329)
Mortality and expense risk charges	(16,071)	(2,115)	(11,545)	(8,482)	(7,011)	(38,168)	(5,331)	(9,002)	(5,987)	(230,216)
Total expenses	(16,071)	(2,115)	(11,545)	(8,482)	(7,011)	(38,168)	(5,331)	(9,762)	(5,987)	(234,545)
Net investment income (loss)	(283)	(186)	(3,623)	11,137	24,161	6,066	25,381	(9,762)	(5,987)	178,194

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	12,268	12,810	(61,891)	(16,932)	(15,103)	(211,765)	(725)	76,392	3,475	(254,565)
Net realized gain distributions	—	8,395	—	78,994	—	400,135	7,653	—	—	348,410
Change in unrealized appreciation (depreciation) during the period	84,185	11,697	119,981	(113,360)	21,622	286,322	19,912	31,874	7,223	844,268
Net gain (loss) on investments	96,453	32,902	58,090	(51,298)	6,519	474,692	26,840	108,266	10,698	938,113
Net increase (decrease) in net assets resulting from operations	$96,170	$32,716	$54,467	$(40,161)	$30,680	$480,758	$52,221	$98,504	$4,711	$1,116,307

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account (18)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$20,041	$29,463	$—	$2,353	$11,262	$—	$—	$265	$123,925	$133,804

Expenses:
Administrative charges	(1,779)	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(14,419)	(837,098)	(43,922)	(5,805)	(7,922)	(19,039)	(15,715)	(1,286)	(296,770)	(525,016)
Total expenses	(16,198)	(837,098)	(43,922)	(5,805)	(7,922)	(19,039)	(15,715)	(1,286)	(296,770)	(525,016)
Net investment income (loss)	3,843	(807,635)	(43,922)	(3,452)	3,340	(19,039)	(15,715)	(1,021)	(172,845)	(391,212)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,073)	2,980,229	(2,161,844)	7,359	(36,980)	37,235	64,072	5,754	19,116	1,323,020
Net realized gain distributions	24,918	3,206,938	1,990,605	22,288	—	55,191	64,520	4,574	856,246	2,834,247
Change in unrealized appreciation (depreciation) during the period	(64,327)	9,416,048	(155,353)	12,428	60,695	386,687	292,772	(704)	1,967,937	1,784,508
Net gain (loss) on investments	(47,482)	15,603,215	(326,592)	42,075	23,715	479,113	421,364	9,624	2,843,299	5,941,775
Net increase (decrease) in net assets resulting from operations	$(43,639)	$14,795,580	$(370,514)	$38,623	$27,055	$460,074	$405,649	$8,603	$2,670,454	$5,550,563

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

MFS® Research International Portfolio
Sub-Account

Investment income:
Dividends	$229,569

Expenses:
Administrative charges	—
Mortality and expense risk charges	(215,145)
Total expenses	(215,145)
Net investment income (loss)	14,424

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(26,557)
Net realized gain distributions	384,444
Change in unrealized appreciation (depreciation) during the period	565,145
Net gain (loss) on investments	923,032
Net increase (decrease) in net assets resulting from operations	$937,456

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Global Bond Fund. Change effective May 1, 2020.
(2) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(3) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(4) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(8) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(9) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Funded as of September 18, 2020.
(12) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(13) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(15) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(16) Funded as of April 30, 2020.
(17) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(18) Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2020.
(19) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$54,840	$(11,693)	$60,251	$(678)	$(38,065)	$(6,243)	$(409,928)	$(402,324)	$865,683	$2,089
Net realized gain (loss) on security transactions	178,181	202,881	(193,007)	(131,560)	(434,757)	59,027	(2,514,817)	855,854	814,692	138
Net realized gain distributions	113,106	113,008	283,754	—	344,028	103,903	1,193,582	17,951,063	—	—
Change in unrealized appreciation (depreciation) during the period	(308,563)	125,030	477,724	524,767	410,803	137,563	2,678,248	(8,769,741)	4,972,700	2,742
Net increase (decrease) in net assets resulting from operations	37,564	429,226	628,722	392,529	282,009	294,250	947,085	9,634,852	6,653,075	4,969

Unit transactions:
Purchases	5,236	1,472	150	44,756	9,300	3,816	230,975	274,168	1,227,191	—
Net transfers	243,470	(383,372)	201,792	916,512	(121,280)	(49,511)	430,397	(3,116,189)	19,522,475	36,682
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(510,573)	(299,368)	(1,175,581)	(1,208,701)	(797,972)	(196,458)	(2,577,583)	(7,258,587)	(17,528,977)	(18,144)
Other transactions	53	1	(209)	213	16	(1)	1,480	2,316	13,239	—
Death benefits	(71,909)	—	(73,449)	(183,871)	(106,017)	(12,261)	(566,676)	(1,613,359)	(5,567,200)	—
Net annuity transactions	—	—	(8,013)	(6,661)	(292)	—	(67,705)	(81,281)	(376,532)	—
Net increase (decrease) in net assets resulting from unit transactions	(333,723)	(681,267)	(1,055,310)	(437,752)	(1,016,245)	(254,415)	(2,549,112)	(11,792,932)	(2,709,804)	18,538
Net increase (decrease) in net assets	(296,159)	(252,041)	(426,588)	(45,223)	(734,236)	39,835	(1,602,027)	(2,158,080)	3,943,271	23,507

Net assets:
Beginning of period	4,906,131	1,721,325	10,239,777	12,313,762	8,423,325	1,332,215	33,109,911	86,225,319	152,304,300	24,791
End of period	$4,609,972	$1,469,284	$9,813,189	$12,268,539	$7,689,089	$1,372,050	$31,507,884	$84,067,239	$156,247,571	$48,298

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund	American Funds Insurance Series® Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Operations:
Net investment income (loss)	$562,517	$(866,564)	$(723,656)	$391,725	$828	$(1,955,444)	$6,107	$(445)	$(331,915)	$(564,588)
Net realized gain (loss) on security transactions	3,334,478	(2,387,509)	(678,796)	(138,557)	5,138	—	613	(7,649)	653,322	3,340,144
Net realized gain distributions	1,853,632	15,546,329	4,370,125	326,701	2,851	—	—	17,543	986,739	3,775,829
Change in unrealized appreciation (depreciation) during the period	4,426,032	(6,582,830)	10,028,364	(97,073)	(12,421)	—	(5,414)	(2,550)	3,041,747	2,309,637
Net increase (decrease) in net assets resulting from operations	10,176,659	5,709,426	12,996,037	482,796	(3,604)	(1,955,444)	1,306	6,899	4,349,893	8,861,022

Unit transactions:
Purchases	209,376	307,175	197,570	7,551	—	2,080,730	2,841	—	382,852	482,190
Net transfers	(1,844,508)	(1,384,512)	(4,028,249)	147,873	(27,275)	118,400,905	17,705	(2,778)	490,252	(4,860,616)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,906,144)	(7,499,966)	(5,198,485)	(1,052,821)	(1,251)	(69,093,070)	(62,656)	(27,903)	(5,765,059)	(11,777,252)
Other transactions	3,724	2,796	4,804	13	(1)	785	1	(43)	(21)	2,408
Death benefits	(1,867,755)	(2,204,860)	(1,043,130)	(167,868)	—	(10,786,874)	—	—	(1,422,245)	(3,247,369)
Net annuity transactions	7,261	84,050	907	32,059	—	57,810	—	—	(81,564)	(65,998)
Net increase (decrease) in net assets resulting from unit transactions	(12,398,046)	(10,695,317)	(10,066,583)	(1,033,193)	(28,527)	40,660,286	(42,109)	(30,724)	(6,395,785)	(19,466,637)
Net increase (decrease) in net assets	(2,221,387)	(4,985,891)	2,929,454	(550,397)	(32,131)	38,704,842	(40,803)	(23,825)	(2,045,892)	(10,605,615)

Net assets:
Beginning of period	90,790,929	88,269,067	54,897,538	7,265,234	151,389	93,646,341	929,799	367,948	61,195,128	167,704,947
End of period	$88,569,542	$83,283,176	$57,826,992	$6,714,837	$119,258	$132,351,183	$888,996	$344,123	$59,149,236	$157,099,332

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(763,419)	$(157,733)	$2,539,643	$(2,910,861)	$(20,823,700)	$(4,402,394)	$(3,128,279)	$(1,547,247)	$(1,936,895)	$(18,511)
Net realized gain (loss) on security transactions	18,805,156	3,848,154	7,070,618	11,145,028	90,670,428	28,104,745	3,163,485	4,047,393	5,259,652	23,417
Net realized gain distributions	2,440,051	3,851,148	5,127,537	5,905,425	34,453,410	30,641,268	—	989,677	8,133,419	66,829
Change in unrealized appreciation (depreciation) during the period	30,567,689	11,564,754	27,131,927	39,053,729	494,038,982	71,552,504	38,650,014	14,781,482	22,546,480	248,184
Net increase (decrease) in net assets resulting from operations	51,049,477	19,106,323	41,869,725	53,193,321	598,339,120	125,896,123	38,685,220	18,271,305	34,002,656	319,919

Unit transactions:
Purchases	2,840,183	2,103,059	2,218,041	612,306	5,321,553	5,569,053	1,255,494	427,608	477,309	560
Net transfers	(1,699,022)	(4,946,446)	48,547,184	(6,508,457)	(106,653,917)	(21,041,514)	1,121,704	(4,701,278)	(8,318,302)	13,920
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(44,813,727)	(25,314,270)	(55,108,556)	(16,425,526)	(123,856,931)	(94,232,716)	(28,785,029)	(7,167,875)	(10,954,250)	(23,674)
Other transactions	26,249	32,085	12,113	1,130	89,616	66,171	5,685	4,325	1,608	(3)
Death benefits	(16,077,771)	(9,025,860)	(17,038,896)	(4,809,640)	(33,553,660)	(31,439,533)	(7,599,563)	(2,086,476)	(2,948,041)	(4,565)
Net annuity transactions	(1,520,483)	(515,650)	(679,372)	(621,119)	(2,754,763)	(3,294,658)	(183,567)	(92,937)	(215,320)	(676)
Net increase (decrease) in net assets resulting from unit transactions	(61,244,571)	(37,667,082)	(22,049,486)	(27,751,306)	(261,408,102)	(144,373,197)	(34,185,276)	(13,616,633)	(21,956,996)	(14,438)
Net increase (decrease) in net assets	(10,195,094)	(18,560,759)	19,820,239	25,442,015	336,931,018	(18,477,074)	4,499,944	4,654,672	12,045,660	305,481

Net assets:
Beginning of period	566,177,064	355,231,097	565,041,589	215,164,656	1,371,182,846	1,243,617,158	337,219,110	100,053,342	136,661,707	821,976
End of period	$555,981,970	$336,670,338	$584,861,828	$240,606,671	$1,708,113,864	$1,225,140,084	$341,719,054	$104,708,014	$148,707,367	$1,127,457

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(145,762)	$(685,007)	$(358,784)	$(8,866)	$(32,081)	$18,795	$(1,583,030)	$16,809,454	$(1,085,851)	$51,382
Net realized gain (loss) on security transactions	646,455	3,703,008	615,815	2,211	39,273	(12,708)	8,140,905	(5,593,371)	3,514,885	(58,432)
Net realized gain distributions	882,620	277,606	—	66,152	28,840	7,996	16,786,177	342,657	5,557,177	316,078
Change in unrealized appreciation (depreciation) during the period	1,838,335	9,202,077	5,375,146	51,346	444,479	24,666	17,970,933	(21,322,146)	11,964,026	(585,825)
Net increase (decrease) in net assets resulting from operations	3,221,648	12,497,684	5,632,177	110,843	480,511	38,749	41,314,985	(9,763,406)	19,950,237	(276,797)

Unit transactions:
Purchases	16,027	74,673	78,503	29,966	1,345	131	910,416	1,779,139	231,523	4,731
Net transfers	(269,089)	(4,539,792)	(2,138,501)	31,709	(206,270)	5,311	(10,226,260)	(5,967,614)	(5,517,724)	(61,213)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(841,078)	(5,082,414)	(3,522,167)	(174,158)	(212,394)	(235,805)	(29,372,601)	(41,150,541)	(4,774,965)	(207,778)
Other transactions	(26)	48	523	(80)	—	(20)	22,636	9,168	206	59
Death benefits	(8,531)	(947,424)	(435,402)	(15,365)	(47,842)	(23,834)	(8,776,398)	(11,416,957)	(1,247,781)	(123,903)
Net annuity transactions	(27,000)	77,104	(336)	1,753	—	(6,772)	(521,597)	(531,033)	(142,105)	(11,775)
Net increase (decrease) in net assets resulting from unit transactions	(1,129,697)	(10,417,805)	(6,017,380)	(126,175)	(465,161)	(260,989)	(47,963,804)	(57,277,838)	(11,450,846)	(399,879)
Net increase (decrease) in net assets	2,091,951	2,079,879	(385,203)	(15,332)	15,350	(222,240)	(6,648,819)	(67,041,244)	8,499,391	(676,676)

Net assets:
Beginning of period	8,323,589	51,135,456	35,292,931	1,393,186	2,049,350	1,055,729	341,912,010	483,728,461	55,208,343	3,807,359
End of period	$10,415,540	$53,215,335	$34,907,728	$1,377,854	$2,064,700	$833,489	$335,263,191	$416,687,217	$63,707,734	$3,130,683

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,348,743)	$(70,015)	$6,238,726	$3,571,098	$857,247	$2,186,702	$1,444,473	$807,417	$(539,759)	$1,915,591
Net realized gain (loss) on security transactions	159,802	(3,103,624)	(5,020,592)	(4,922,671)	894,118	(3,125,613)	(4,731,632)	(5,422,220)	909,534	(1,031,800)
Net realized gain distributions	17,058,203	2,540,228	—	12,639,126	894,356	—	—	2,440,462	1,774,499	—
Change in unrealized appreciation (depreciation) during the period	40,298,005	2,884,506	1,209,690	(36,169,870)	2,132,989	(515,337)	6,436,020	(8,249,301)	7,969,691	(3,059,072)
Net increase (decrease) in net assets resulting from operations	55,167,267	2,251,095	2,427,824	(24,882,317)	4,778,710	(1,454,248)	3,148,861	(10,423,642)	10,113,965	(2,175,281)

Unit transactions:
Purchases	530,701	155,774	694,104	1,501,124	140,353	393,638	578,992	376,851	59,900	45,828
Net transfers	(11,021,247)	(1,042,081)	3,003,349	9,574,501	(3,015,952)	12,282,415	(3,642,901)	(376,562)	798,850	2,585,617
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(11,383,367)	(4,080,923)	(18,700,088)	(30,620,187)	(3,066,940)	(12,188,472)	(11,423,055)	(11,420,065)	(3,554,492)	(3,497,861)
Other transactions	4,093	340	3,021	33,860	170	307	4,027	8,967	10	49
Death benefits	(2,508,751)	(705,785)	(5,169,345)	(9,531,682)	(799,501)	(2,540,596)	(3,991,344)	(2,635,738)	(604,270)	(476,099)
Net annuity transactions	(16,838)	14,937	(580,751)	(229,387)	(47,983)	(136,292)	(179,391)	(162,689)	(43,430)	(14,499)
Net increase (decrease) in net assets resulting from unit transactions	(24,395,409)	(5,657,738)	(20,749,710)	(29,271,771)	(6,789,853)	(2,189,000)	(18,653,672)	(14,209,236)	(3,343,432)	(1,356,965)
Net increase (decrease) in net assets	30,771,858	(3,406,643)	(18,321,886)	(54,154,088)	(2,011,143)	(3,643,248)	(15,504,811)	(24,632,878)	6,770,533	(3,532,246)

Net assets:
Beginning of period	121,802,759	45,900,609	213,860,882	394,139,465	40,186,810	147,918,407	134,621,942	162,335,851	27,111,373	32,981,409
End of period	$152,574,617	$42,493,966	$195,538,996	$339,985,377	$38,175,667	$144,275,159	$119,117,131	$137,702,973	$33,881,906	$29,449,163

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)(6)	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account (9)

Operations:
Net investment income (loss)	$5,505	$7,189,885	$(1,395,194)	$1,167,467	$(15,444)	$(752,852)	$(906,714)	$1,590,720	$100,511	$(59,891)
Net realized gain (loss) on security transactions	144,341	4,090,134	8,044,306	406,196	(219,738)	2,109,908	2,297,029	(2,210,447)	1,113,628	(1,101,713)
Net realized gain distributions	747,548	702,764	20,077,604	11,188,126	1,158,746	4,219,287	36,286,996	—	—	1,505,146
Change in unrealized appreciation (depreciation) during the period	346,785	10,176,249	25,752,764	2,739,312	(488,969)	14,363,509	(8,739,524)	400,733	3,167,946	(26,824)
Net increase (decrease) in net assets resulting from operations	1,244,179	22,159,032	52,479,480	15,501,101	434,595	19,939,852	28,937,787	(218,994)	4,382,085	316,718

Unit transactions:
Purchases	97,513	888,916	669,095	562,454	2,952	283,218	163,024	17,122	87,204	3,385
Net transfers	565,582	15,234,199	(23,236,410)	2,466,999	(933,639)	(11,919,768)	(18,912,600)	(59,341)	(1,341,196)	(645,701)
Net interfund transfers due to corporate actions	—	20,123,918	—	8,523,152	(3,134,235)	94,826,634	(91,692,399)	(20,123,918)	—	(5,215,372)
Surrenders for benefit payments and fees	(1,363,728)	(35,634,985)	(28,393,294)	(21,123,381)	(225,198)	(8,996,709)	(6,263,269)	(1,547,354)	(2,654,721)	(336,090)
Other transactions	14	310	968	667	5	970	1,226	24	297	118
Death benefits	(323,451)	(7,880,333)	(6,201,856)	(5,323,845)	(90,339)	(1,604,839)	(1,079,880)	(171,177)	(481,491)	(3,988)
Net annuity transactions	7,286	279,826	263,697	152,687	—	479,539	(341,701)	(43,895)	(4,050)	(32,328)
Net increase (decrease) in net assets resulting from unit transactions	(1,016,784)	(6,988,149)	(56,897,800)	(14,741,267)	(4,380,454)	73,069,045	(118,125,599)	(21,928,539)	(4,393,957)	(6,229,976)
Net increase (decrease) in net assets	227,395	15,170,883	(4,418,320)	759,834	(3,945,859)	93,008,897	(89,187,812)	(22,147,533)	(11,872)	(5,913,258)

Net assets:
Beginning of period	15,115,177	331,007,722	299,528,244	236,220,737	3,945,859	59,400,217	89,187,812	22,147,533	25,954,962	5,913,258
End of period	$15,342,572	$346,178,605	$295,109,924	$236,980,571	$—	$152,409,114	$—	$—	$25,943,090	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio
	Sub-Account (10)(11)	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)	Sub-Account (14)	Sub-Account	Sub-Account (15)	Sub-Account

Operations:
Net investment income (loss)	$(22,899)	$647,116	$(111,240)	$(107,555)	$2,878	$393,221	$68,109	$19,401	$(57,056)	$556,150
Net realized gain (loss) on security transactions	65,467	300,122	390,875	225,310	177,819	121,453	(1,421,664)	(271,340)	(69,624)	12,152
Net realized gain distributions	86,158	—	1,036,812	230,261	167,465	—	1,259,104	12,692	206,034	—
Change in unrealized appreciation (depreciation) during the period	1,174,679	(1,596,251)	2,049,293	1,519,271	(98,215)	144,491	(1,001,684)	412,801	1,092,697	637,499
Net increase (decrease) in net assets resulting from operations	1,303,405	(649,013)	3,365,740	1,867,287	249,947	659,165	(1,096,135)	173,554	1,172,051	1,205,801

Unit transactions:
Purchases	1,619	944,573	27,341	4,723	3,948	19,478	16,154	25,237	13,528	186,796
Net transfers	(105,954)	24,222,914	(2,172,149)	(1,159,901)	(292,427)	5,026,235	(131,355)	594,524	(226,526)	1,183,148
Net interfund transfers due to corporate actions	5,215,372	17,965,704	—	—	—	(17,965,704)	(8,523,152)	—	—	—
Surrenders for benefit payments and fees	(238,748)	(19,517,626)	(753,312)	(619,467)	(198,052)	(1,563,428)	(642,607)	(876,457)	(1,019,978)	(2,681,810)
Other transactions	—	3,328	11	(30)	(4)	2	3	28	48	90
Death benefits	(22,409)	(4,655,977)	(99,207)	(53,879)	(74,687)	(239,560)	(121,882)	(41,152)	(146,907)	(858,832)
Net annuity transactions	28,803	(236,182)	(2,223)	1,212	—	(5,580)	(105)	—	(1,575)	(9,799)
Net increase (decrease) in net assets resulting from unit transactions	4,878,683	18,726,734	(2,999,539)	(1,827,342)	(561,222)	(14,728,557)	(9,402,944)	(297,820)	(1,381,410)	(2,180,407)
Net increase (decrease) in net assets	6,182,088	18,077,721	366,201	39,945	(311,275)	(14,069,392)	(10,499,079)	(124,266)	(209,359)	(974,606)

Net assets:
Beginning of period	—	115,074,616	7,933,115	7,206,461	2,970,045	14,069,392	10,499,079	8,131,876	12,422,002	26,401,905
End of period	$6,182,088	$133,152,337	$8,299,316	$7,246,406	$2,658,770	$—	$—	$8,007,610	$12,212,643	$25,427,299

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$8,358	$(2,114,951)	$(91,887)	$(1,243,198)	$(1,016,851)	$(1,448,239)	$1,224,627	$(137,310)	$7,335,997	$(157,078)
Net realized gain (loss) on security transactions	40,798	12,591,078	586,375	4,844,577	1,845,287	3,922,113	6,368,529	4,537,655	3,118,256	526,793
Net realized gain distributions	—	8,172,150	527,636	3,005,537	3,919,063	7,094,299	7,884,226	8,014,578	—	649,818
Change in unrealized appreciation (depreciation) during the period	(83,236)	14,405,140	438,871	4,728,657	11,185,576	19,722,306	6,617,039	(8,279,815)	13,517,753	1,324,192
Net increase (decrease) in net assets resulting from operations	(34,080)	33,053,417	1,460,995	11,335,573	15,933,075	29,290,479	22,094,421	4,135,108	23,972,006	2,343,725

Unit transactions:
Purchases	475	489,500	19,194	528,556	156,107	288,328	1,382,775	575,549	1,120,255	25,726
Net transfers	(22,900)	(9,232,430)	(438,061)	(2,984,431)	(1,985,098)	(9,565,029)	3,227,228	6,403,211	24,467,115	(958,390)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(319,642)	(13,012,851)	(1,313,671)	(8,179,401)	(4,329,277)	(6,548,895)	(24,498,551)	(19,822,481)	(42,948,378)	(1,669,550)
Other transactions	2	(371)	774	6,020	(45)	314	26,099	3,138	3,589	(16)
Death benefits	(153,403)	(2,410,447)	(366,929)	(1,847,549)	(921,264)	(1,579,292)	(9,543,738)	(3,591,712)	(10,502,357)	(293,214)
Net annuity transactions	(10,574)	(77,127)	(53,517)	(280,474)	(78,969)	(281,599)	(560,676)	(64,442)	82,170	52,854
Net increase (decrease) in net assets resulting from unit transactions	(506,042)	(24,243,726)	(2,152,210)	(12,757,279)	(7,158,546)	(17,686,173)	(29,966,863)	(16,496,737)	(27,777,606)	(2,842,590)
Net increase (decrease) in net assets	(540,122)	8,809,691	(691,215)	(1,421,706)	8,774,529	11,604,306	(7,872,442)	(12,361,629)	(3,805,600)	(498,865)

Net assets:
Beginning of period	4,885,617	128,071,253	15,510,757	107,691,405	53,237,801	80,406,264	324,003,945	200,487,244	423,526,367	18,194,507
End of period	$4,345,495	$136,880,944	$14,819,542	$106,269,699	$62,012,330	$92,010,570	$316,131,503	$188,125,615	$419,720,767	$17,695,642

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,190,655	$4,494,982	$5,033	$91,737	$(21,559)	$58,720	$(1,624)	$(43,673)	$(193,764)	$(49,361)
Net realized gain (loss) on security transactions	(924,554)	(1,764,694)	18,607	644,276	42,741	65,382	46,367	373,079	3,801,492	(183,526)
Net realized gain distributions	—	—	168,713	1,468,085	78,773	195,288	3,244	279,325	1,440,887	64,917
Change in unrealized appreciation (depreciation) during the period	210,894	750,486	308,309	1,511,095	304,682	(138,076)	(22,626)	1,321,176	7,376,007	349,522
Net increase (decrease) in net assets resulting from operations	1,476,995	3,480,774	500,662	3,715,193	404,637	181,314	25,361	1,929,907	12,424,622	181,552

Unit transactions:
Purchases	202,025	214,878	1,200	6,376	—	3,055	—	6,188	47,107	3,200
Net transfers	143,048	10,285,792	(24,175)	(2,195,280)	235,669	376,581	464,401	(378,660)	(4,179,654)	177,453
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5,311,477)	(21,477,877)	(469,230)	(3,421,843)	(120,648)	(738,387)	(14,767)	(277,509)	(1,551,841)	(623,555)
Other transactions	1,384	1,705	61	(1,618)	—	96	—	6	76	(1)
Death benefits	(2,039,689)	(1,662,902)	—	(319,760)	—	(55,200)	(733,415)	(89,850)	(213,676)	(165,192)
Net annuity transactions	(306,444)	—	—	—	(12,929)	(803)	—	—	37,852	16,047
Net increase (decrease) in net assets resulting from unit transactions	(7,311,153)	(12,638,404)	(492,144)	(5,932,125)	102,092	(414,658)	(283,781)	(739,825)	(5,860,136)	(592,048)
Net increase (decrease) in net assets	(5,834,158)	(9,157,630)	8,518	(2,216,932)	506,729	(233,344)	(258,420)	1,190,082	6,564,486	(410,496)

Net assets:
Beginning of period	65,743,224	181,417,022	2,964,117	26,337,235	945,925	6,014,127	576,034	1,981,141	10,190,301	7,803,167
End of period	$59,909,066	$172,259,392	$2,972,635	$24,120,303	$1,452,654	$5,780,783	$317,614	$3,171,223	$16,754,787	$7,392,671

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	BlackRock Capital Appreciation V.I. Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account (16)(17)	Sub-Account	Sub-Account	Sub-Account (19)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(45,301)	$(101,109)	$(31,169)	$(102,206)	$(18,833)	$(135,817)	$1,584,487	$3,330	$(48,078)	$2,953
Net realized gain (loss) on security transactions	70,556	285,348	115,022	422,480	5,311	278,657	(749,220)	27,472	737,450	(2,788)
Net realized gain distributions	464,290	—	280,363	286,223	364,123	151,429	—	36,120	347,263	6,236
Change in unrealized appreciation (depreciation) during the period	1,165,631	2,767,398	202,774	1,180,376	88,610	2,008,432	(1,643,357)	123,500	740,250	5,850
Net increase (decrease) in net assets resulting from operations	1,655,176	2,951,637	566,990	1,786,873	439,211	2,302,701	(808,090)	190,422	1,776,885	12,251

Unit transactions:
Purchases	1,447	27,539	19,095	4,844	12,309	52,546	108,214	672	6,596	—
Net transfers	(1,035,275)	215,918	(125,289)	(653,563)	21,411	(384,466)	2,713,445	61,794	(1,063,548)	34,921
Net interfund transfers due to corporate actions	—	6,820,531	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(647,604)	(436,310)	(265,052)	(710,618)	(234,433)	(1,143,733)	(3,027,951)	(115,115)	(709,657)	(24,052)
Other transactions	(128)	(14)	(2)	—	—	284	5	1	(445)	—
Death benefits	(63,517)	(204,743)	(20,617)	(245,739)	(73,107)	(169,462)	(554,548)	(76,522)	(105,873)	(20,121)
Net annuity transactions	—	56,929	—	(4,343)	5,951	(4,304)	30,353	44,013	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,745,077)	6,479,850	(391,865)	(1,609,419)	(267,869)	(1,649,135)	(730,482)	(85,157)	(1,872,927)	(9,252)
Net increase (decrease) in net assets	(89,901)	9,431,487	175,125	177,454	171,342	653,566	(1,538,572)	105,265	(96,042)	2,999

Net assets:
Beginning of period	5,149,701	—	1,935,835	8,456,104	3,853,090	11,802,094	28,636,833	1,973,903	5,881,379	475,243
End of period	$5,059,800	$9,431,487	$2,110,960	$8,633,558	$4,024,432	$12,455,660	$27,098,261	$2,079,168	$5,785,337	$478,242

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Value Portfolio	Invesco V.I. Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(283)	$(186)	$(3,623)	$11,137	$24,161	$6,066	$25,381	$(9,762)	$(5,987)	$178,194
Net realized gain (loss) on security transactions	12,268	12,810	(61,891)	(16,932)	(15,103)	(211,765)	(725)	76,392	3,475	(254,565)
Net realized gain distributions	—	8,395	—	78,994	—	400,135	7,653	—	—	348,410
Change in unrealized appreciation (depreciation) during the period	84,185	11,697	119,981	(113,360)	21,622	286,322	19,912	31,874	7,223	844,268
Net increase (decrease) in net assets resulting from operations	96,170	32,716	54,467	(40,161)	30,680	480,758	52,221	98,504	4,711	1,116,307

Unit transactions:
Purchases	120	184	900	—	639	540	92	—	—	56,915
Net transfers	(4,581)	(3,763)	(1,453)	70,324	19,623	(69,095)	(2,361)	(136,782)	—	1,827,751
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(80,154)	(23,292)	(42,007)	(274,491)	(218,562)	(533,476)	(103,917)	(811)	(2,249)	(1,875,656)
Other transactions	25	(373)	41	(249)	—	(91)	42	(1)	(2)	(1)
Death benefits	(19,899)	(29,501)	(4,158)	(26,787)	—	(43,118)	—	—	—	(589,987)
Net annuity transactions	(302)	—	(363)	—	—	—	—	—	—	4,417
Net increase (decrease) in net assets resulting from unit transactions	(104,791)	(56,745)	(47,040)	(231,203)	(198,300)	(645,240)	(106,144)	(137,594)	(2,251)	(576,561)
Net increase (decrease) in net assets	(8,621)	(24,029)	7,427	(271,364)	(167,620)	(164,482)	(53,923)	(39,090)	2,460	539,746

Net assets:
Beginning of period	1,083,193	248,881	892,737	1,366,375	792,669	4,383,644	434,769	654,279	377,769	22,615,666
End of period	$1,074,572	$224,852	$900,164	$1,095,011	$625,049	$4,219,162	$380,846	$615,189	$380,229	$23,155,412

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account (18)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,843	$(807,635)	$(43,922)	$(3,452)	$3,340	$(19,039)	$(15,715)	$(1,021)	$(172,845)	$(391,212)
Net realized gain (loss) on security transactions	(8,073)	2,980,229	(2,161,844)	7,359	(36,980)	37,235	64,072	5,754	19,116	1,323,020
Net realized gain distributions	24,918	3,206,938	1,990,605	22,288	—	55,191	64,520	4,574	856,246	2,834,247
Change in unrealized appreciation (depreciation) during the period	(64,327)	9,416,048	(155,353)	12,428	60,695	386,687	292,772	(704)	1,967,937	1,784,508
Net increase (decrease) in net assets resulting from operations	(43,639)	14,795,580	(370,514)	38,623	27,055	460,074	405,649	8,603	2,670,454	5,550,563

Unit transactions:
Purchases	1,250	234,203	2,326	—	700	420	—	—	8,746	81,095
Net transfers	(10,309)	863,867	(356,683)	(494)	17,360	(76,051)	99,527	(1,748)	504,438	(1,521,096)
Net interfund transfers due to corporate actions	—	—	(6,820,531)	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(85,339)	(4,017,201)	(179,792)	(5,183)	(15,719)	(97,115)	(38,420)	(26,845)	(1,270,932)	(2,736,914)
Other transactions	(1)	1,074	6	—	—	—	105	131	1,993	909
Death benefits	—	(1,549,224)	(79,579)	(13,698)	—	(6,544)	(31,438)	(2,244)	(91,191)	(773,175)
Net annuity transactions	(8,817)	116,105	(83,561)	(7,819)	(457)	(1,879)	(6,545)	(3,732)	(30,189)	(54,304)
Net increase (decrease) in net assets resulting from unit transactions	(103,216)	(4,351,176)	(7,517,814)	(27,194)	1,884	(181,169)	23,229	(34,438)	(877,135)	(5,003,485)
Net increase (decrease) in net assets	(146,855)	10,444,404	(7,888,328)	11,429	28,939	278,905	428,878	(25,835)	1,793,319	547,078

Net assets:
Beginning of period	1,185,366	41,267,099	7,888,328	293,048	478,152	973,338	556,999	78,483	17,620,027	32,083,136
End of period	$1,038,511	$51,711,503	$—	$304,477	$507,091	$1,252,243	$985,877	$52,648	$19,413,346	$32,630,214

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

MFS® Research International Portfolio
Sub-Account

Operations:
Net investment income (loss)	$14,424
Net realized gain (loss) on security transactions	(26,557)
Net realized gain distributions	384,444
Change in unrealized appreciation (depreciation) during the period	565,145
Net increase (decrease) in net assets resulting from operations	937,456

Unit transactions:
Purchases	72,601
Net transfers	(899,735)
Net interfund transfers due to corporate actions	—
Surrenders for benefit payments and fees	(1,161,824)
Other transactions	2,381
Death benefits	(250,581)
Net annuity transactions	(21,693)
Net increase (decrease) in net assets resulting from unit transactions	(2,258,851)
Net increase (decrease) in net assets	(1,321,395)

Net assets:
Beginning of period	13,679,716
End of period	$12,358,321

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Global Bond Fund. Change effective May 1, 2020.
(2) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(3) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(4) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(8) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(9) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Funded as of September 18, 2020.
(12) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(13) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(15) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(16) Funded as of April 30, 2020.
(17) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(18) Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2020.
(19) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$52,527	$(14,321)	$94,889	$(91,998)	$(89,446)	$(17,917)	$(564,517)	$(785,548)	$967,180
Net realized gain (loss) on security transactions	469,947	93,678	(149,591)	(30,869)	(41,311)	51,188	(1,705,758)	1,929,014	(1,266,094)
Net realized gain distributions	308,490	204,719	1,319,960	—	935,074	31,153	6,818,294	9,686,157	—
Change in unrealized appreciation (depreciation) during the period	388,551	214,936	381,133	1,792,611	632,289	243,035	3,455,645	9,611,312	6,804,583
Net increase (decrease) in net assets resulting from operations	1,219,515	499,012	1,646,391	1,669,744	1,436,606	307,459	8,003,664	20,440,935	6,505,669

Unit transactions:
Purchases	524	4,045	150	76,008	51,727	9,277	92,858	231,875	838,313
Net transfers	(590,114)	(170,130)	117,482	1,349,543	23,711	(64,484)	111,633	(3,422,516)	3,713,681
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(930,788)	(174,885)	(1,882,156)	(1,596,465)	(1,039,850)	(232,180)	(3,694,156)	(9,815,637)	(19,900,221)
Other transactions	2	—	(2)	287	37	2	2,432	607	576
Death benefits	(83,007)	(23,002)	(307,310)	(288,758)	(106,200)	(47,019)	(889,154)	(2,178,857)	(4,486,949)
Net annuity transactions	—	—	163,231	9,124	(1,152)	—	(143,442)	(102,966)	(352,145)
Net increase (decrease) in net assets resulting from unit transactions	(1,603,383)	(363,972)	(1,908,605)	(450,261)	(1,071,727)	(334,404)	(4,519,829)	(15,287,494)	(20,186,745)
Net increase (decrease) in net assets	(383,868)	135,040	(262,214)	1,219,483	364,879	(26,945)	3,483,835	5,153,441	(13,681,076)

Net assets:
Beginning of period	5,289,999	1,586,285	10,501,991	11,094,279	8,058,446	1,359,160	29,626,076	81,071,878	165,985,376
End of period	$4,906,131	$1,721,325	$10,239,777	$12,313,762	$8,423,325	$1,332,215	$33,109,911	$86,225,319	$152,304,300

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,001	$(128,858)	$(1,206,514)	$(946,749)	$(110,130)	$849	$148,178	$8,586	$(67)	$(134,869)
Net realized gain (loss) on security transactions	(9)	4,336,992	(671,624)	(161,375)	(270,428)	7,447	—	6,749	(5,589)	341,663
Net realized gain distributions	—	5,618,544	9,414,057	6,529,338	—	7,755	—	90,687	43,551	—
Change in unrealized appreciation (depreciation) during the period	1,643	11,682,394	10,832,396	6,608,003	1,337,516	15,402	—	104,856	(9,622)	3,510,410
Net increase (decrease) in net assets resulting from operations	2,635	21,509,072	18,368,315	12,029,217	956,958	31,453	148,178	210,878	28,273	3,717,204

Unit transactions:
Purchases	—	463,914	235,622	198,170	61,501	—	1,720,510	4,223	—	380,531
Net transfers	—	(5,048,306)	(2,967,773)	282,635	(132,827)	(38,120)	50,078,642	25,285	(10,045)	235,708
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	426,774	—
Surrenders for benefit payments and fees	(970)	(11,702,615)	(10,294,233)	(7,289,432)	(1,421,030)	(2,635)	(63,489,464)	(71,251)	(50,965)	(7,492,445)
Other transactions	10	918	89	(397)	(7)	(1)	1,487	(1)	1	7,297
Death benefits	—	(2,152,572)	(2,034,674)	(1,428,697)	(295,940)	—	(8,800,456)	—	(26,090)	(2,492,315)
Net annuity transactions	—	(4,949)	(39,085)	(5,992)	(6,833)	—	(209,980)	—	—	(132,183)
Net increase (decrease) in net assets resulting from unit transactions	(960)	(18,443,610)	(15,100,054)	(8,243,713)	(1,795,136)	(40,756)	(20,699,261)	(41,744)	339,675	(9,493,407)
Net increase (decrease) in net assets	1,675	3,065,462	3,268,261	3,785,504	(838,178)	(9,303)	(20,551,083)	169,134	367,948	(5,776,203)

Net assets:
Beginning of period	23,116	87,725,467	85,000,806	51,112,034	8,103,412	160,692	114,197,424	760,665	—	66,971,331
End of period	$24,791	$90,790,929	$88,269,067	$54,897,538	$7,265,234	$151,389	$93,646,341	$929,799	$367,948	$61,195,128

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	American Funds Insurance Series® Global Growth and Income Fund	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$312,530	$454,222	$732,653	$5,261,849	$(1,380,706)	$(14,006,137)	$(1,378,307)	$(984,720)	$(881,884)	$(2,089,738)
Net realized gain (loss) on security transactions	5,236,948	18,222,088	7,034,080	797,630	8,953,516	40,379,160	33,668,223	3,221,948	3,796,036	3,576,715
Net realized gain distributions	8,219,982	28,413,854	28,014,443	—	11,541,046	140,761,298	123,615,226	8,536,207	3,814,093	8,529,615
Change in unrealized appreciation (depreciation) during the period	27,642,448	49,996,647	26,110,744	35,092,548	39,181,620	164,951,317	105,589,666	52,815,165	16,653,388	24,046,258
Net increase (decrease) in net assets resulting from operations	41,411,908	97,086,811	61,891,920	41,152,027	58,295,476	332,085,638	261,494,808	63,588,600	23,381,633	34,062,850

Unit transactions:
Purchases	700,845	3,374,629	1,717,672	2,874,441	755,110	5,033,835	6,848,774	1,435,019	557,231	549,172
Net transfers	(4,837,299)	5,769,691	(6,176,440)	39,573,070	(6,833,838)	(41,134,831)	(22,963,185)	(6,914,777)	(5,091,770)	(4,932,847)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(18,493,051)	(57,762,208)	(36,781,337)	(63,696,198)	(21,790,577)	(144,795,048)	(125,339,655)	(37,563,850)	(10,523,016)	(14,279,015)
Other transactions	1,870	9,671	3,599	3,740	2,846	14,223	16,048	4,666	3,158	4,906
Death benefits	(4,688,658)	(17,296,568)	(8,258,424)	(15,048,248)	(4,501,472)	(29,412,514)	(33,010,216)	(7,601,226)	(1,742,569)	(2,478,427)
Net annuity transactions	(34,691)	(1,371,639)	(1,104,411)	(646,136)	(295,547)	(1,712,419)	(2,955,318)	(393,497)	(67,687)	(128,310)
Net increase (decrease) in net assets resulting from unit transactions	(27,350,984)	(67,276,424)	(50,599,341)	(36,939,331)	(32,663,478)	(212,006,754)	(177,403,552)	(51,033,665)	(16,864,653)	(21,264,521)
Net increase (decrease) in net assets	14,060,924	29,810,387	11,292,579	4,212,696	25,631,998	120,078,884	84,091,256	12,554,935	6,516,980	12,798,329

Net assets:
Beginning of period	153,644,023	536,366,677	343,938,518	560,828,893	189,532,658	1,251,103,962	1,159,525,902	324,664,175	93,536,362	123,863,378
End of period	$167,704,947	$566,177,064	$355,231,097	$565,041,589	$215,164,656	$1,371,182,846	$1,243,617,158	$337,219,110	$100,053,342	$136,661,707

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP ContrafundSM Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(17,845)	$(124,538)	$(621,515)	$(303,897)	$(5,310)	$(29,943)	$20,042	$(1,762,558)	$17,393,198	$(1,049,806)
Net realized gain (loss) on security transactions	30,876	199,452	1,784,238	225,798	15,682	(9,400)	1,963	12,053,238	3,641,032	2,068,116
Net realized gain distributions	111,075	491,695	6,296,783	4,107,708	135,131	405,040	7,598	52,799,919	7,947,791	6,996,873
Change in unrealized appreciation (depreciation) during the period	133,029	1,570,382	5,834,752	2,796,356	237,446	176,694	95,333	17,457,137	35,718,115	7,152,254
Net increase (decrease) in net assets resulting from operations	257,135	2,136,991	13,294,258	6,825,965	382,949	542,391	124,936	80,547,736	64,700,136	15,167,437

Unit transactions:
Purchases	560	27,822	131,565	179,317	981	7,775	176	1,536,029	1,958,730	346,459
Net transfers	(127,539)	265,087	(3,318,723)	1,075,052	(27,814)	(324,424)	(6,943)	(9,410,204)	4,548,900	(1,405,576)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(64,942)	(1,290,969)	(7,134,862)	(4,637,576)	(253,821)	(363,211)	(528,315)	(39,915,045)	(59,015,765)	(6,000,911)
Other transactions	(2)	66	442	(795)	9	—	—	(329)	11,063	475
Death benefits	(23,874)	(49,278)	(757,961)	(676,924)	(4,540)	—	(5,008)	(7,906,706)	(12,397,773)	(1,213,845)
Net annuity transactions	(578)	25,861	(19,609)	36,305	—	—	(6,741)	(573,367)	(1,285,735)	(248,771)
Net increase (decrease) in net assets resulting from unit transactions	(216,375)	(1,021,411)	(11,099,148)	(4,024,621)	(285,185)	(679,860)	(546,831)	(56,269,622)	(66,180,580)	(8,522,169)
Net increase (decrease) in net assets	40,760	1,115,580	2,195,110	2,801,344	97,764	(137,469)	(421,895)	24,278,114	(1,480,444)	6,645,268

Net assets:
Beginning of period	781,216	7,208,009	48,940,346	32,491,587	1,295,422	2,186,819	1,477,624	317,633,896	485,208,905	48,563,075
End of period	$821,976	$8,323,589	$51,135,456	$35,292,931	$1,393,186	$2,049,350	$1,055,729	$341,912,010	$483,728,461	$55,208,343

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$42,225	$(2,274,843)	$(318,148)	$7,940,470	$196,955	$(263,223)	$(99,432)	$1,381,203	$(270,549)	$(509,859)
Net realized gain (loss) on security transactions	35,937	(2,628,467)	(1,872,977)	(3,471,694)	6,672,180	864,547	(1,176,427)	(1,717,419)	(1,121,688)	(699,700)
Net realized gain distributions	81,752	17,251,622	7,547,302	—	37,438,546	—	1,491,327	25,763,323	16,008,488	1,387,578
Change in unrealized appreciation (depreciation) during the period	580,960	18,748,830	4,317,403	9,664,238	29,007,127	7,790,591	14,713,182	(8,555,723)	17,884,286	6,863,915
Net increase (decrease) in net assets resulting from operations	740,874	31,097,142	9,673,580	14,133,014	73,314,808	8,391,915	14,928,650	16,871,384	32,500,537	7,041,934

Unit transactions:
Purchases	14,137	334,215	173,602	1,142,705	1,201,774	136,867	424,719	392,878	914,914	44,426
Net transfers	(144,610)	(3,940,838)	(391,038)	1,341,836	(6,783,267)	(288,013)	7,822,967	746,847	(5,805,727)	(2,354,435)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(429,852)	(14,441,190)	(5,849,282)	(26,054,139)	(45,488,050)	(4,614,389)	(17,796,298)	(16,721,447)	(17,852,156)	(3,189,835)
Other transactions	(12)	559	(2)	2,821	4,210	466	951	6,064	3,352	2,435
Death benefits	(142,221)	(2,522,086)	(814,056)	(6,468,051)	(9,483,214)	(650,927)	(3,066,035)	(3,491,423)	(3,695,690)	(314,560)
Net annuity transactions	(27,368)	(96,542)	(11,739)	(388,155)	(384,295)	(16,805)	(190,694)	(266,218)	(228,109)	29,530
Net increase (decrease) in net assets resulting from unit transactions	(729,926)	(20,665,882)	(6,892,515)	(30,422,983)	(60,932,842)	(5,432,801)	(12,804,390)	(19,333,299)	(26,663,416)	(5,782,439)
Net increase (decrease) in net assets	10,948	10,431,260	2,781,065	(16,289,969)	12,381,966	2,959,114	2,124,260	(2,461,915)	5,837,121	1,259,495

Net assets:
Beginning of period	3,796,411	111,371,499	43,119,544	230,150,851	381,757,499	37,227,696	145,794,147	137,083,857	156,498,730	25,851,878
End of period	$3,807,359	$121,802,759	$45,900,609	$213,860,882	$394,139,465	$40,186,810	$147,918,407	$134,621,942	$162,335,851	$27,111,373

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,891,017	$30,150	$8,754,513	$(786,339)	$1,047,348	$(39,405)	$(382,955)	$(1,297,990)	$1,050,462	$92,566
Net realized gain (loss) on security transactions	(327,373)	413,029	1,359,168	7,051,798	2,823,149	146,278	1,565,435	5,087,266	(186,146)	918,934
Net realized gain distributions	—	1,203,098	—	31,579,989	26,966,950	556,463	6,538,336	16,683,465	—	967,595
Change in unrealized appreciation (depreciation) during the period	(1,361,118)	1,084,997	20,125,778	38,312,663	23,674,846	433,441	8,425,407	2,879,927	1,950,727	3,756,694
Net increase (decrease) in net assets resulting from operations	202,526	2,731,274	30,239,459	76,158,111	54,512,293	1,096,777	16,146,223	23,352,668	2,815,043	5,735,789

Unit transactions:
Purchases	127,201	396,833	1,447,740	1,056,627	751,086	20,348	297,042	334,812	140,756	102,420
Net transfers	603,191	444,476	(2,727,301)	(7,004,861)	(780,551)	(585,535)	(1,993,258)	(3,239,021)	807,128	(745,516)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5,649,954)	(1,953,770)	(46,209,737)	(38,924,291)	(29,231,135)	(588,177)	(7,113,446)	(11,347,236)	(3,443,681)	(3,481,498)
Other transactions	586	(96)	23,230	14,500	11,771	(3,106)	692	214	11	71
Death benefits	(714,193)	(387,381)	(6,951,778)	(5,155,469)	(3,725,555)	(45,478)	(1,287,875)	(1,797,091)	(368,445)	(448,066)
Net annuity transactions	66,119	(4,311)	533,858	283,180	67,655	—	102,744	121,814	34,743	(14,037)
Net increase (decrease) in net assets resulting from unit transactions	(5,567,050)	(1,504,249)	(53,883,988)	(49,730,314)	(32,906,729)	(1,201,948)	(9,994,101)	(15,926,508)	(2,829,488)	(4,586,626)
Net increase (decrease) in net assets	(5,364,524)	1,227,025	(23,644,529)	26,427,797	21,605,564	(105,171)	6,152,122	7,426,160	(14,445)	1,149,163

Net assets:
Beginning of period	38,345,933	13,888,152	354,652,251	273,100,447	214,615,173	4,051,030	53,248,095	81,761,652	22,161,978	24,805,799
End of period	$32,981,409	$15,115,177	$331,007,722	$299,528,244	$236,220,737	$3,945,859	$59,400,217	$89,187,812	$22,147,533	$25,954,962

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford MidCap Growth HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Calibrated Dividend Growth Fund	Lord Abbett Series Fund - Bond Debenture Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(54,713)	$80,996	$(119,877)	$(115,762)	$2,629	$143,358	$65,372	$19,902	$(1,885)	$603,544
Net realized gain (loss) on security transactions	2,364	656,276	105,787	144,434	170,529	(38,921)	259,078	(241,054)	191,494	134,971
Net realized gain distributions	921,318	—	1,475,981	1,185,089	239,071	—	1,034,189	202,513	625,930	—
Change in unrealized appreciation (depreciation) during the period	667,467	544,213	1,006,266	764,699	298,013	439,499	1,175,393	1,586,203	1,886,839	2,279,402
Net increase (decrease) in net assets resulting from operations	1,536,436	1,281,485	2,468,157	1,978,460	710,242	543,936	2,534,032	1,567,564	2,702,378	3,017,917

Unit transactions:
Purchases	7,313	941,013	29,700	17,306	16,765	17,028	1,727	30,171	13,500	132,196
Net transfers	834,654	8,400,068	(1,201,926)	(57,660)	123,651	945,709	(752,167)	(499,620)	489,514	(117,274)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(528,515)	(25,023,175)	(1,102,706)	(806,212)	(391,522)	(2,722,159)	(1,848,865)	(1,293,155)	(1,701,195)	(3,281,560)
Other transactions	2	947	(1,154)	(82)	(5)	11	(2,394)	1	(2)	671
Death benefits	(24,943)	(4,353,457)	(88,133)	(75,119)	(3,379)	(240,682)	(148,628)	(33,980)	(752,188)	(695,542)
Net annuity transactions	21,946	(177,766)	—	21,252	—	(91)	—	—	157,864	23,193
Net increase (decrease) in net assets resulting from unit transactions	310,457	(20,212,370)	(2,364,219)	(900,515)	(254,490)	(2,000,184)	(2,750,327)	(1,796,583)	(1,792,507)	(3,938,316)
Net increase (decrease) in net assets	1,846,893	(18,930,885)	103,938	1,077,945	455,752	(1,456,248)	(216,295)	(229,019)	909,871	(920,399)

Net assets:
Beginning of period	4,066,365	134,005,501	7,829,177	6,128,516	2,514,293	15,525,640	10,715,374	8,360,895	11,512,131	27,322,304
End of period	$5,913,258	$115,074,616	$7,933,115	$7,206,461	$2,970,045	$14,069,392	$10,499,079	$8,131,876	$12,422,002	$26,401,905

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,775	$(2,073,127)	$(113,851)	$(1,295,392)	$(990,694)	$(1,468,256)	$1,493,232	$824,657	$7,768,059	$(152,791)
Net realized gain (loss) on security transactions	231,971	10,348,271	673,133	6,056,883	1,679,734	3,376,387	7,989,496	8,385,613	1,400,220	384,287
Net realized gain distributions	316,033	10,751,894	914,665	6,057,425	6,674,368	13,531,583	8,537,099	8,824,912	—	1,804,164
Change in unrealized appreciation (depreciation) during the period	417,975	19,029,703	2,277,965	16,210,705	7,896,425	9,878,755	35,962,796	30,789,013	24,861,898	2,601,640
Net increase (decrease) in net assets resulting from operations	969,754	38,056,741	3,751,912	27,029,621	15,259,833	25,318,469	53,982,623	48,824,195	34,030,177	4,637,300

Unit transactions:
Purchases	27,262	415,592	35,944	415,104	336,901	274,445	1,463,859	641,029	1,672,256	87,225
Net transfers	(256,557)	(7,140,240)	(559,150)	(3,320,124)	1,708,007	(1,913,246)	23,605	(9,120,830)	36,424,031	(200,043)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(949,145)	(15,022,303)	(1,685,950)	(11,513,656)	(6,087,203)	(8,890,686)	(37,001,253)	(24,042,810)	(52,627,239)	(1,830,695)
Other transactions	126	1,116	107	1,189	1,427	2,537	4,836	867	2,430	1,323
Death benefits	(36,708)	(2,120,238)	(221,408)	(2,728,703)	(1,030,716)	(1,646,493)	(8,618,960)	(4,096,496)	(8,743,583)	(231,876)
Net annuity transactions	(14,534)	2,646	1,730	(292,607)	(77,218)	(239,886)	(729,475)	(42,763)	240,294	(27,567)
Net increase (decrease) in net assets resulting from unit transactions	(1,229,556)	(23,863,427)	(2,428,727)	(17,438,797)	(5,148,802)	(12,413,329)	(44,857,388)	(36,661,003)	(23,031,811)	(2,201,633)
Net increase (decrease) in net assets	(259,802)	14,193,314	1,323,185	9,590,824	10,111,031	12,905,140	9,125,235	12,163,192	10,998,366	2,435,667

Net assets:
Beginning of period	5,145,419	113,877,939	14,187,572	98,100,581	43,126,770	67,501,124	314,878,710	188,324,052	412,528,001	15,758,840
End of period	$4,885,617	$128,071,253	$15,510,757	$107,691,405	$53,237,801	$80,406,264	$324,003,945	$200,487,244	$423,526,367	$18,194,507

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,527,746	$3,926,303	$5,210	$203,151	$(17,343)	$53,581	$11,133	$(35,646)	$(148,600)	$(78,451)
Net realized gain (loss) on security transactions	(698,520)	(695,486)	(8,744)	418,503	28,739	206,888	7,636	78,100	774,608	18,183
Net realized gain distributions	—	15,705	116,228	1,463,466	93,629	397,787	—	122,402	1,504,745	556,444
Change in unrealized appreciation (depreciation) during the period	6,225,537	(1,793,310)	358,383	5,106,647	139,008	775,913	29,142	363,817	1,363,947	1,048,016
Net increase (decrease) in net assets resulting from operations	8,054,763	1,453,212	471,077	7,191,767	244,033	1,434,169	47,911	528,673	3,494,700	1,544,192

Unit transactions:
Purchases	298,680	320,004	1,200	62,701	—	16,226	—	6,226	76,603	2,881
Net transfers	603,852	22,044,194	12,860	(3,332,786)	(47,137)	(500,834)	51,174	(22,125)	(840,213)	568,020
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,399,434)	(29,094,512)	(319,731)	(4,448,910)	(55,790)	(689,697)	(102,337)	(297,689)	(1,262,593)	(862,763)
Other transactions	62	25,852	(40)	25,859	(1)	7	—	2	89	(1)
Death benefits	(1,957,187)	(2,366,476)	(251,401)	(287,979)	(37,558)	(228,776)	(19,520)	(146,892)	(319,942)	(98,162)
Net annuity transactions	(336,748)	—	—	(68,989)	(10,285)	(917)	—	—	3,032	(337)
Net increase (decrease) in net assets resulting from unit transactions	(8,790,775)	(9,070,938)	(557,112)	(8,050,104)	(150,771)	(1,403,991)	(70,683)	(460,478)	(2,343,024)	(390,362)
Net increase (decrease) in net assets	(736,012)	(7,617,726)	(86,035)	(858,337)	93,262	30,178	(22,772)	68,195	1,151,676	1,153,830

Net assets:
Beginning of period	66,479,236	189,034,748	3,050,152	27,195,572	852,663	5,983,949	598,806	1,912,946	9,038,625	6,649,337
End of period	$65,743,224	$181,417,022	$2,964,117	$26,337,235	$945,925	$6,014,127	$576,034	$1,981,141	$10,190,301	$7,803,167

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	BlackRock Capital Appreciation V.I. Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(48,219)	$(30,096)	$(93,937)	$(32,589)	$(187,472)	$489,899	$(4,969)	$(47,893)	$4,336	$(4,184)
Net realized gain (loss) on security transactions	(35,370)	18,974	358,757	(1,608)	169,541	(543,766)	29,524	627,534	1,286	28,289
Net realized gain distributions	884,185	174,183	1,179,640	613,646	1,077,168	—	65,320	912,808	26,988	1,851
Change in unrealized appreciation (depreciation) during the period	626,475	358,026	679,258	380,067	1,387,084	2,711,663	204,938	504,966	45,811	190,400
Net increase (decrease) in net assets resulting from operations	1,427,071	521,087	2,123,718	959,516	2,446,321	2,657,796	294,813	1,997,415	78,421	216,356

Unit transactions:
Purchases	2,847	19,468	62,884	14,624	68,080	188,912	669	24	—	545
Net transfers	(725,820)	(63,579)	(614,316)	(119,227)	739,715	164,591	12,072	(921,520)	(19,008)	17,808
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(618,650)	(146,006)	(867,846)	(388,422)	(1,339,641)	(3,647,820)	(329,345)	(1,669,018)	(33,787)	(85,189)
Other transactions	(9)	—	467	(299)	353	1,124	—	(7)	—	43
Death benefits	(111,297)	(599)	(165,237)	(57,058)	(270,973)	(859,152)	(20,279)	(43,953)	(1,122)	(18,816)
Net annuity transactions	—	—	32,610	—	21,460	49,937	—	—	—	(5,191)
Net increase (decrease) in net assets resulting from unit transactions	(1,452,929)	(190,716)	(1,551,438)	(550,382)	(781,006)	(4,102,408)	(336,883)	(2,634,474)	(53,917)	(90,800)
Net increase (decrease) in net assets	(25,858)	330,371	572,280	409,134	1,665,315	(1,444,612)	(42,070)	(637,059)	24,504	125,556

Net assets:
Beginning of period	5,175,559	1,605,464	7,883,824	3,443,956	10,136,779	30,081,445	2,015,973	6,518,438	450,739	957,637
End of period	$5,149,701	$1,935,835	$8,456,104	$3,853,090	$11,802,094	$28,636,833	$1,973,903	$5,881,379	$475,243	$1,083,193

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$169	$(7,980)	$18,412	$14,316	$25,623	$2,821	$(11,882)	$(6,417)	$73,105	$(1,056)
Net realized gain (loss) on security transactions	4,587	(52,769)	86,935	(5,482)	(223,770)	(785)	40,174	19,259	123,036	25,125
Net realized gain distributions	24,270	91,179	123,262	—	—	—	—	—	2,409,167	149,552
Change in unrealized appreciation (depreciation) during the period	32,376	136,293	134,622	76,765	1,258,611	57,154	113,991	62,935	2,129,054	69,186
Net increase (decrease) in net assets resulting from operations	61,402	166,723	363,231	85,599	1,060,464	59,190	142,283	75,777	4,734,362	242,807

Unit transactions:
Purchases	464	1,346	—	593	1,915	232	—	—	17,252	2,138
Net transfers	(13,014)	66,361	(59,419)	7,853	(440,660)	4,879	33	—	1,005,532	41,171
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(15,076)	(96,397)	(311,064)	(168,822)	(548,625)	(23,251)	(55,990)	(35,876)	(2,750,758)	(214,794)
Other transactions	—	50	—	1	(4)	—	(1)	1	9	2
Death benefits	—	(1,961)	(5,157)	—	(95,990)	—	—	—	(916,201)	(17,200)
Net annuity transactions	—	81	—	—	—	—	—	—	(38,643)	(1,096)
Net increase (decrease) in net assets resulting from unit transactions	(27,626)	(30,520)	(375,640)	(160,375)	(1,083,364)	(18,140)	(55,958)	(35,875)	(2,682,809)	(189,779)
Net increase (decrease) in net assets	33,776	136,203	(12,409)	(74,776)	(22,900)	41,050	86,325	39,902	2,051,553	53,028

Net assets:
Beginning of period	215,105	756,534	1,378,784	867,445	4,406,544	393,719	567,954	337,867	20,564,113	1,132,338
End of period	$248,881	$892,737	$1,366,375	$792,669	$4,383,644	$434,769	$654,279	$377,769	$22,615,666	$1,185,366

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(776,949)	$(142,528)	$(2,584)	$8,982	$(21,230)	$(11,939)	$(1,309)	$(155,824)	$(362,871)	$(65,493)
Net realized gain (loss) on security transactions	2,422,416	38,825	3,284	(51,247)	(2,592)	38,828	905	106,755	1,131,454	135,740
Net realized gain distributions	5,522,196	1,112,527	17,707	199,681	186,582	55,002	8,274	2,154,161	2,247,798	552,045
Change in unrealized appreciation (depreciation) during the period	4,533,501	1,076,383	27,158	(97,494)	64,506	95,991	10,054	2,270,551	6,287,625	2,506,227
Net increase (decrease) in net assets resulting from operations	11,701,164	2,085,207	45,565	59,922	227,266	177,882	17,924	4,375,643	9,304,006	3,128,519

Unit transactions:
Purchases	62,600	20,813	—	700	420	—	975	115,766	41,644	32,702
Net transfers	(1,617,844)	186,808	(208)	7,239	(125,011)	(85,359)	(559)	(25,861)	538,412	(328,481)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5,030,336)	(1,062,892)	(5,740)	(29,650)	(158,162)	(62,713)	(3,594)	(1,217,643)	(3,374,222)	(2,107,591)
Other transactions	(105)	(5)	—	—	(3)	(9)	(1)	16	1,886	(165)
Death benefits	(973,784)	(162,754)	—	(22,159)	(2,339)	—	—	(372,052)	(735,865)	(286,781)
Net annuity transactions	(213,112)	5,297	(7,610)	(527)	(1,954)	(4,213)	(420)	(76,392)	(57,232)	3,892
Net increase (decrease) in net assets resulting from unit transactions	(7,772,581)	(1,012,733)	(13,558)	(44,397)	(287,049)	(152,294)	(3,599)	(1,576,166)	(3,585,377)	(2,686,424)
Net increase (decrease) in net assets	3,928,583	1,072,474	32,007	15,525	(59,783)	25,588	14,325	2,799,477	5,718,629	442,095

Net assets:
Beginning of period	37,338,516	6,815,854	261,041	462,627	1,033,121	531,411	64,158	14,820,550	26,364,507	13,237,621
End of period	$41,267,099	$7,888,328	$293,048	$478,152	$973,338	$556,999	$78,483	$17,620,027	$32,083,136	$13,679,716

The accompanying notes are an integral part of these financial statements.

(1) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is owned by Talcott Resolution Life Insurance Company which is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, AB VPS Growth and Income Portfolio, American Funds Insurance Series® Capital World Bond Fund (Formerly American Funds Insurance Series® Global Bond Fund), American Funds Insurance Series® Global Growth and Income Fund, American Funds Insurance Series® Asset Allocation Fund, American Funds Insurance Series® Blue Chip Income and Growth Fund, American Funds Insurance Series® Bond Fund, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® New World Fund, American Funds Insurance Series® Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund (Merged assets from Hartford High Yield HLS Fund), Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund (Merged assets from Hartford Value HLS Fund), Hartford Global Growth HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford Disciplined Equity HLS Fund (Merged assets from Hartford Growth Opportunities HLS Fund) (Merged assets from Hartford Global Growth HLS Fund), Hartford Growth Opportunities HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford High Yield HLS Fund (Merged into Hartford Total Return Bond HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford MidCap HLS Fund (Merged assets from Hartford MidCap Growth HLS Fund), Hartford Ultrashort Bond HLS Fund (Merged assets from Hartford U.S. Government Securities HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund (Merged into Hartford Ultrashort Bond HLS Fund), Hartford Value HLS Fund (Merged into Hartford Dividend and Growth HLS Fund), Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio (Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio), Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Global Equity Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Total Return
Series, MFS® Value Series, MFS® Total Return Bond Series, MFS® Research Series, MFS® High Yield Portfolio, BlackRock Managed Volatility V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, BlackRock Capital Appreciation V.I. Fund, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Merged assets from Invesco V.I. Mid Cap Growth Fund), Invesco Oppenheimer V.I. Capital Appreciation Fund, Invesco Oppenheimer V.I. Global Fund, Invesco Oppenheimer V.I. Main Street Fund®++, Invesco Oppenheimer V.I. Main Street Small Cap Fund®++, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Multi-Cap Core Fund, Putnam VT Small Cap Value Fund, Putnam VT Equity Income Fund, PIMCO VIT All Asset Portfolio, PIMCO StocksPLUS® Global Portfolio, PIMCO VIT Global Managed Asset Allocation Portfolio++, Prudential Series Jennison 20/20 Focus Portfolio, Prudential Series Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund (Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund), Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio.

++ See Note 8 for additional information related to this Sub-Account.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.
h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 1.50%
MAV Plus maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	1,174,560	1,340,335
American Century VP Growth Fund	218,811	798,761
AB VPS Balanced Wealth Strategy Portfolio	922,980	1,634,284
AB VPS International Value Portfolio	1,838,088	2,276,520
AB VPS Small/Mid Cap Value Portfolio	1,489,115	2,199,399
AB VPS International Growth Portfolio	183,926	340,680
Invesco V.I. Value Opportunities Fund	4,003,131	5,768,594
Invesco V.I. Core Equity Fund	24,050,492	18,294,689
Invesco V.I. Government Securities Fund	47,786,416	49,630,542
Invesco V.I. High Yield Fund	39,270	18,643
Invesco V.I. International Growth Fund	9,852,439	19,834,331
Invesco V.I. Mid Cap Core Equity Fund	21,437,773	17,453,328
Invesco V.I. Small Cap Equity Fund	12,000,724	18,420,837
Invesco V.I. Balanced-Risk Allocation Fund	1,260,596	1,575,363
Invesco V.I. Diversified Dividend Fund	7,593	32,445
Invesco V.I. Government Money Market Fund	204,531,100	165,826,232
American Century VP Mid Cap Value Fund	79,948	115,950
AB VPS Growth and Income Portfolio	56,088	69,712
American Funds Insurance Series® Capital World Bond Fund+	8,427,123	14,168,075
American Funds Insurance Series® Global Growth and Income Fund	11,522,538	27,777,935
American Funds Insurance Series® Asset Allocation Fund	36,845,425	96,413,368
American Funds Insurance Series® Blue Chip Income and Growth Fund	24,301,965	58,275,603
American Funds Insurance Series® Bond Fund	124,262,975	138,645,279
American Funds Insurance Series® Global Growth Fund	16,640,724	41,397,467
American Funds Insurance Series® Growth Fund	71,287,669	319,066,056
American Funds Insurance Series® Growth-Income Fund	78,633,603	196,767,935
American Funds Insurance Series® International Fund	23,955,202	61,268,756
American Funds Insurance Series® New World Fund	6,146,133	20,320,338
American Funds Insurance Series® Global Small Capitalization Fund	16,538,181	32,298,654
Wells Fargo VT Omega Growth Fund	130,918	97,040
Fidelity® VIP Growth Portfolio	2,601,302	2,994,142
Fidelity® VIP Contrafund® Portfolio	2,775,598	13,600,804
Fidelity® VIP Mid Cap Portfolio	3,373,231	9,749,400
Fidelity® VIP Value Strategies Portfolio	358,332	427,222
Fidelity® VIP Dynamic Capital Appreciation Portfolio	177,796	646,200
Fidelity® VIP Strategic Income Portfolio	102,671	336,870
Franklin Rising Dividends VIP Fund	33,538,667	66,299,320
Franklin Income VIP Fund	73,775,256	113,900,982
Franklin Large Cap Growth VIP Fund	12,211,303	19,190,823
Franklin Global Real Estate VIP Fund	567,469	599,889
Franklin Small-Mid Cap Growth VIP Fund	28,693,953	38,379,903
Franklin Small Cap Value VIP Fund	9,644,989	12,832,512
Franklin Strategic Income VIP Fund	30,154,329	44,665,312
Franklin Mutual Shares VIP Fund	47,187,625	60,249,179
Templeton Developing Markets VIP Fund	4,706,028	9,744,279
Templeton Foreign VIP Fund	24,636,358	24,638,660
Templeton Growth VIP Fund	7,333,365	24,542,562
Franklin Mutual Global Discovery VIP Fund	14,393,719	25,355,077
Franklin Flex Cap Growth VIP Fund	11,741,832	13,850,528
Templeton Global Bond VIP Fund	7,472,974	6,914,350
Hartford Balanced HLS Fund	2,697,077	2,960,808
Hartford Total Return Bond HLS Fund+	87,698,889	86,794,390
Hartford Capital Appreciation HLS Fund	34,072,770	72,288,160
Hartford Dividend and Growth HLS Fund+	39,590,303	41,975,976
Hartford Global Growth HLS Fund+	1,551,209	4,788,358
Hartford Disciplined Equity HLS Fund+	102,204,659	25,669,184
Hartford Growth Opportunities HLS Fund+	38,269,760	121,015,071
Hartford High Yield HLS Fund+	5,830,192	26,168,010
Hartford International Opportunities HLS Fund	2,251,295	6,544,741
Hartford MidCap Growth HLS Fund+	1,745,824	6,530,546
Hartford MidCap HLS Fund+	5,460,851	518,910
Hartford Ultrashort Bond HLS Fund+	71,220,443	51,846,592
Hartford Small Company HLS Fund	2,203,166	4,277,130
Hartford SmallCap Growth HLS Fund	949,466	2,654,103
Hartford Stock HLS Fund	355,496	746,375
Hartford U.S. Government Securities HLS Fund+	10,645,920	24,981,254
Hartford Value HLS Fund+	2,408,109	10,483,841
Lord Abbett Series Fund - Fundamental Equity Portfolio	1,698,231	1,963,958
Lord Abbett Series Fund - Dividend Growth Portfolio+	1,595,308	2,827,740
Lord Abbett Series Fund - Bond Debenture Portfolio	3,402,871	5,027,131
Lord Abbett Series Fund - Growth and Income Portfolio	421,958	919,643
MFS® Growth Series	21,475,578	39,662,109
MFS® Global Equity Series	1,903,673	3,620,137
MFS® Investors Trust Series	7,997,211	18,992,153
MFS® Mid Cap Growth Series	9,258,020	13,514,349
MFS® New Discovery Series	15,263,286	27,303,401
MFS® Total Return Series	36,567,225	57,425,239
MFS® Value Series	28,861,007	37,480,477
MFS® Total Return Bond Series	82,575,287	103,016,892
MFS® Research Series	3,083,216	5,433,068
MFS® High Yield Portfolio	7,444,285	12,564,779
BlackRock Managed Volatility V.I. Fund	33,615,424	41,758,843
BlackRock Global Allocation V.I. Fund	217,819	536,216
BlackRock S&P 500 Index V.I. Fund	4,149,740	8,522,040
BlackRock Large Cap Focus Growth V.I. Fund	373,155	213,851
BlackRock Equity Dividend V.I. Fund	1,235,303	1,395,954
Morgan Stanley VIF Core Plus Fixed Income Portfolio	476,619	758,780
Morgan Stanley VIF Growth Portfolio	482,258	986,431
Morgan Stanley VIF Discovery Portfolio	5,880,405	10,493,417
Invesco V.I. American Value Fund	1,209,389	1,785,884
BlackRock Capital Appreciation V.I. Fund	813,313	2,139,401
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+	8,212,407	1,833,659
Invesco Oppenheimer V.I. Capital Appreciation Fund	536,006	678,676
Invesco Oppenheimer V.I. Global Fund	1,125,109	2,550,513
Invesco Oppenheimer V.I. Main Street Fund®++	719,203	641,785
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	1,712,095	3,345,623
Putnam VT Diversified Income Fund	5,844,719	4,990,718
Putnam VT Global Asset Allocation Fund	249,428	295,137
Putnam VT Growth Opportunities Fund	938,304	2,512,046
Putnam VT International Value Fund	82,532	82,596
Putnam VT International Equity Fund	122,100	227,173
Putnam VT Multi-Cap Core Fund	17,003	65,539
Putnam VT Small Cap Value Fund	136,260	186,924
Putnam VT Equity Income Fund	442,057	583,128
PIMCO VIT All Asset Portfolio	53,181	227,320
PIMCO StocksPLUS® Global Portfolio	1,103,450	1,342,489
PIMCO VIT Global Managed Asset Allocation Portfolio++	41,875	114,985
Prudential Series Jennison 20/20 Focus Portfolio	—	147,357
Prudential Series Value Portfolio	—	8,237
Invesco V.I. Growth and Income Fund	3,699,623	3,749,578
Invesco V.I. Comstock Fund	53,908	128,364
Invesco V.I. American Franchise Fund	9,960,031	11,911,906
Invesco V.I. Mid Cap Growth Fund+	2,611,219	8,182,351
Wells Fargo VT Index Asset Allocation Fund	25,816	34,173
Wells Fargo VT International Equity Fund	52,286	47,062
Wells Fargo VT Small Cap Growth Fund	142,179	287,197
Wells Fargo VT Discovery Fund	311,356	239,324
Wells Fargo VT Opportunity Fund	8,652	39,537
MFS® Core Equity Portfolio	2,972,659	3,166,395
MFS® Massachusetts Investors Growth Stock Portfolio	5,914,181	8,474,631
MFS® Research International Portfolio	1,680,282	3,540,266

+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	53,405	66,175	(12,770)
American Century VP Growth Fund	3,574	27,599	(24,025)
AB VPS Balanced Wealth Strategy Portfolio	26,942	94,634	(67,692)
AB VPS International Value Portfolio	299,760	306,525	(6,765)
AB VPS Small/Mid Cap Value Portfolio	70,581	103,269	(32,688)
AB VPS International Growth Portfolio	5,432	32,040	(26,608)
Invesco V.I. Value Opportunities Fund	1,867,210	3,207,817	(1,340,607)
Invesco V.I. Core Equity Fund	299,113	811,254	(512,141)
Invesco V.I. Government Securities Fund	31,929,514	33,724,688	(1,795,174)
Invesco V.I. High Yield Fund	3,009	1,325	1,684
Invesco V.I. International Growth Fund	1,855,886	4,548,323	(2,692,437)
Invesco V.I. Mid Cap Core Equity Fund	2,316,969	5,896,242	(3,579,273)
Invesco V.I. Small Cap Equity Fund	398,616	743,812	(345,196)
Invesco V.I. Balanced-Risk Allocation Fund	35,431	108,080	(72,649)
Invesco V.I. Diversified Dividend Fund	91	1,465	(1,374)
Invesco V.I. Government Money Market Fund	22,199,909	17,782,935	4,416,974
American Century VP Mid Cap Value Fund	3,466	5,246	(1,780)
AB VPS Growth and Income Portfolio	3,835	6,283	(2,448)
American Funds Insurance Series® Capital World Bond Fund+	561,588	1,062,593	(501,005)
American Funds Insurance Series® Global Growth and Income Fund	420,531	1,477,771	(1,057,240)
American Funds Insurance Series® Asset Allocation Fund	1,192,153	3,825,143	(2,632,990)
American Funds Insurance Series® Blue Chip Income and Growth Fund	7,266,823	23,995,910	(16,729,087)
American Funds Insurance Series® Bond Fund	7,160,357	8,664,211	(1,503,854)
American Funds Insurance Series® Global Growth Fund	394,479	1,304,474	(909,995)
American Funds Insurance Series® Growth Fund	1,377,057	10,328,985	(8,951,928)
American Funds Insurance Series® Growth-Income Fund	1,646,294	6,692,187	(5,045,893)
American Funds Insurance Series® International Fund	1,909,176	3,781,480	(1,872,304)
American Funds Insurance Series® New World Fund	226,707	724,432	(497,725)
American Funds Insurance Series® Global Small Capitalization Fund	487,025	1,327,191	(840,166)
Wells Fargo VT Omega Growth Fund	1,716	2,175	(459)
Fidelity® VIP Growth Portfolio	53,441	90,401	(36,960)
Fidelity® VIP Contrafund® Portfolio	87,188	460,391	(373,203)
Fidelity® VIP Mid Cap Portfolio	219,259	464,031	(244,772)
Fidelity® VIP Value Strategies Portfolio	15,544	20,968	(5,424)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	5,856	23,138	(17,282)
Fidelity® VIP Strategic Income Portfolio	4,405	20,451	(16,046)
Franklin Rising Dividends VIP Fund	460,584	1,881,582	(1,420,998)
Franklin Income VIP Fund	2,433,474	5,136,502	(2,703,028)
Franklin Large Cap Growth VIP Fund	231,830	622,507	(390,677)
Franklin Global Real Estate VIP Fund	6,902	23,721	(16,819)
Franklin Small-Mid Cap Growth VIP Fund	462,617	1,426,497	(963,880)
Franklin Small Cap Value VIP Fund	445,906	684,023	(238,117)
Franklin Strategic Income VIP Fund	1,171,318	2,246,086	(1,074,768)
Franklin Mutual Shares VIP Fund	1,584,508	2,797,308	(1,212,800)
Templeton Developing Markets VIP Fund	121,227	412,998	(291,771)
Templeton Foreign VIP Fund	2,002,813	1,959,627	43,186
Templeton Growth VIP Fund	289,438	1,490,327	(1,200,889)
Franklin Mutual Global Discovery VIP Fund	461,145	985,725	(524,580)
Franklin Flex Cap Growth VIP Fund	334,124	457,459	(123,335)
Templeton Global Bond VIP Fund	397,419	501,250	(103,831)
Hartford Balanced HLS Fund	89,320	140,784	(51,464)
Hartford Total Return Bond HLS Fund+	5,307,764	5,933,235	(625,471)
Hartford Capital Appreciation HLS Fund	643,649	3,079,356	(2,435,707)
Hartford Dividend and Growth HLS Fund+	1,146,061	1,686,008	(539,947)
Hartford Global Growth HLS Fund+	16,404	179,016	(162,612)
Hartford Disciplined Equity HLS Fund+	3,203,233	800,361	2,402,872
Hartford Growth Opportunities HLS Fund+	70,229	3,204,403	(3,134,174)
Hartford High Yield HLS Fund+	236,735	1,381,359	(1,144,624)
Hartford International Opportunities HLS Fund	167,645	465,639	(297,994)
Hartford MidCap Growth HLS Fund+	11,502	241,187	(229,685)
Hartford MidCap HLS Fund+	561,416	45,210	516,206
Hartford Ultrashort Bond HLS Fund+	38,631,550	38,433,773	197,777
Hartford Small Company HLS Fund	46,938	140,196	(93,258)
Hartford SmallCap Growth HLS Fund	25,724	79,165	(53,441)
Hartford Stock HLS Fund	6,276	26,327	(20,051)
Hartford U.S. Government Securities HLS Fund+	933,902	2,250,917	(1,317,015)
Hartford Value HLS Fund+	59,242	523,709	(464,467)
Lord Abbett Series Fund - Fundamental Equity Portfolio	83,336	92,579	(9,243)
Lord Abbett Series Fund - Dividend Growth Portfolio+	54,866	122,971	(68,105)
Lord Abbett Series Fund - Bond Debenture Portfolio	133,387	259,381	(125,994)
Lord Abbett Series Fund - Growth and Income Portfolio	21,677	53,217	(31,540)
MFS® Growth Series	502,619	1,393,234	(890,615)
MFS® Global Equity Series	46,518	120,561	(74,043)
MFS® Investors Trust Series	238,621	789,322	(550,701)
MFS® Mid Cap Growth Series	338,360	781,726	(443,366)
MFS® New Discovery Series	290,648	768,723	(478,075)
MFS® Total Return Series	1,108,008	2,443,840	(1,335,832)
MFS® Value Series	774,293	1,271,822	(497,529)
MFS® Total Return Bond Series	4,632,314	6,668,631	(2,036,317)
MFS® Research Series	91,104	184,211	(93,107)
MFS® High Yield Portfolio	356,705	972,312	(615,607)
BlackRock Managed Volatility V.I. Fund	2,738,652	4,019,408	(1,280,756)
BlackRock Global Allocation V.I. Fund	875	34,459	(33,584)
BlackRock S&P 500 Index V.I. Fund	212,115	685,910	(473,795)
BlackRock Large Cap Focus Growth V.I. Fund	6,812	5,711	1,101
BlackRock Equity Dividend V.I. Fund	48,339	64,764	(16,425)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	38,032	61,286	(23,254)
Morgan Stanley VIF Growth Portfolio	6,071	23,744	(17,673)
Morgan Stanley VIF Discovery Portfolio	105,206	223,488	(118,282)
Invesco V.I. American Value Fund	77,597	92,683	(15,086)
BlackRock Capital Appreciation V.I. Fund	12,870	71,871	(59,001)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+	803,163	145,157	658,006
Invesco Oppenheimer V.I. Capital Appreciation Fund	10,715	26,737	(16,022)
Invesco Oppenheimer V.I. Global Fund	38,769	109,584	(70,815)
Invesco Oppenheimer V.I. Main Street Fund®++	13,882	25,545	(11,663)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	86,411	134,676	(48,265)
Putnam VT Diversified Income Fund	270,237	328,060	(57,823)
Putnam VT Global Asset Allocation Fund	9,437	14,665	(5,228)
Putnam VT Growth Opportunities Fund	27,506	116,602	(89,096)
Putnam VT International Value Fund	8,049	8,971	(922)
Putnam VT International Equity Fund	10,662	19,165	(8,503)
Putnam VT Multi-Cap Core Fund	212	1,950	(1,738)
Putnam VT Small Cap Value Fund	9,165	9,995	(830)
Putnam VT Equity Income Fund	11,557	19,532	(7,975)
PIMCO VIT All Asset Portfolio	1,692	18,003	(16,311)
PIMCO StocksPLUS® Global Portfolio	48,535	87,335	(38,800)
PIMCO VIT Global Managed Asset Allocation Portfolio++	311	9,027	(8,716)
Prudential Series Jennison 20/20 Focus Portfolio	—	5,786	(5,786)
Prudential Series Value Portfolio	—	96	(96)
Invesco V.I. Growth and Income Fund	198,277	181,149	17,128
Invesco V.I. Comstock Fund	397	4,146	(3,749)
Invesco V.I. American Franchise Fund	252,252	427,578	(175,326)
Invesco V.I. Mid Cap Growth Fund+	31,867	422,356	(390,489)
Wells Fargo VT Index Asset Allocation Fund	218	10,906	(10,688)
Wells Fargo VT International Equity Fund	4,017	3,059	958
Wells Fargo VT Small Cap Growth Fund	10,150	64,613	(54,463)
Wells Fargo VT Discovery Fund	5,966	4,641	1,325
Wells Fargo VT Opportunity Fund	122	1,390	(1,268)
MFS® Core Equity Portfolio	122,172	180,019	(57,847)
MFS® Massachusetts Investors Growth Stock Portfolio	164,757	442,942	(278,185)
MFS® Research International Portfolio	100,594	306,355	(205,761)

+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	17,608	94,856	(77,248)
American Century VP Growth Fund	4,490	20,134	(15,644)
AB VPS Balanced Wealth Strategy Portfolio	23,866	135,697	(111,831)
AB VPS International Value Portfolio	225,609	276,221	(50,612)
AB VPS Small/Mid Cap Value Portfolio	25,527	71,749	(46,222)
AB VPS International Growth Portfolio	3,325	39,945	(36,620)
Invesco V.I. Value Opportunities Fund	1,813,604	4,339,955	(2,526,351)
Invesco V.I. Core Equity Fund	159,342	920,293	(760,951)
Invesco V.I. Government Securities Fund	14,360,908	29,565,599	(15,204,691)
Invesco V.I. High Yield Fund	—	74	(74)
Invesco V.I. International Growth Fund	855,432	5,534,648	(4,679,216)
Invesco V.I. Mid Cap Core Equity Fund	1,511,987	7,058,344	(5,546,357)
Invesco V.I. Small Cap Equity Fund	209,343	549,954	(340,611)
Invesco V.I. Balanced Risk Allocation Fund	14,092	144,102	(130,010)
Invesco V.I. Diversified Dividend Fund	17	2,137	(2,120)
Invesco V.I. Government Money Market Fund	9,920,221	12,179,619	(2,259,398)
American Century VP Mid Cap Value Fund	2,572	4,297	(1,725)
AB VPS Growth and Income Portfolio	43,785	10,455	33,330
American Funds Insurance Series® Global Bond Fund	407,154	1,175,909	(768,755)
American Funds Insurance Series® Global Growth and Income Fund	255,279	1,830,933	(1,575,654)
American Funds Insurance Series® Asset Allocation Fund	1,003,189	4,052,668	(3,049,479)
American Funds Insurance Series® Blue Chip Income and Growth Fund	4,404,146	26,502,635	(22,098,489)
American Funds Insurance Series® Bond Fund	3,782,175	6,447,485	(2,665,310)
American Funds Insurance Series® Global Growth Fund	260,331	1,525,195	(1,264,864)
American Funds Insurance Series® Growth Fund	1,135,219	10,144,697	(9,009,478)
American Funds Insurance Series® Growth-Income Fund	836,131	7,732,176	(6,896,045)
American Funds Insurance Series® International Fund	767,176	4,091,477	(3,324,301)
American Funds Insurance Series® New World Fund	194,611	893,361	(698,750)
American Funds Insurance Series® Global Small Capitalization Fund	212,345	1,235,964	(1,023,619)
Wells Fargo VT Omega Growth Fund	594	7,728	(7,134)
Fidelity® VIP Growth Portfolio	40,176	75,959	(35,783)
Fidelity® VIP ContrafundSM Portfolio	50,383	504,324	(453,941)
Fidelity® VIP Mid Cap Portfolio	164,790	353,878	(189,088)
Fidelity® VIP Value Strategies Portfolio	2,643	18,420	(15,777)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	1,090	30,716	(29,626)
Fidelity® VIP Strategic Income Portfolio	8,333	50,465	(42,132)
Franklin Rising Dividends VIP Fund	315,672	2,122,863	(1,807,191)
Franklin Income VIP Fund	1,519,803	4,597,016	(3,077,213)
Franklin Large Cap Growth VIP Fund	250,189	590,791	(340,602)
Franklin Global Real Estate VIP Fund	2,654	32,727	(30,073)
Franklin Small-Mid Cap Growth VIP Fund	445,491	1,437,929	(992,438)
Franklin Small Cap Value VIP Fund	191,924	571,358	(379,434)
Franklin Strategic Income VIP Fund	804,414	2,444,793	(1,640,379)
Franklin Mutual Shares VIP Fund	362,770	3,108,065	(2,745,295)
Templeton Developing Markets VIP Fund	201,182	477,379	(276,197)
Templeton Foreign VIP Fund	1,026,416	2,005,247	(978,831)
Templeton Growth VIP Fund	353,963	1,549,054	(1,195,091)
Franklin Mutual Global Discovery VIP Fund	123,266	1,098,360	(975,094)
Franklin Flex Cap Growth VIP Fund	203,000	442,003	(239,003)
Templeton Global Bond VIP Fund	217,875	621,413	(403,538)
Hartford Balanced HLS Fund	86,135	169,397	(83,262)
Hartford Total Return Bond HLS Fund	1,838,760	5,861,032	(4,022,272)
Hartford Capital Appreciation HLS Fund	576,833	3,006,263	(2,429,430)
Hartford Dividend and Growth HLS Fund	377,506	1,807,599	(1,430,093)
Hartford Global Growth HLS Fund	8,643	71,822	(63,179)
Hartford Disciplined Equity HLS Fund	136,964	508,407	(371,443)
Hartford Growth Opportunities HLS Fund	322,816	879,518	(556,702)
Hartford High Yield HLS Fund	186,043	332,695	(146,652)
Hartford International Opportunities HLS Fund	101,684	463,472	(361,788)
Hartford MidCap Growth HLS Fund	47,154	35,159	11,995
Hartford Ultrashort Bond HLS Fund	21,537,188	36,961,486	(15,424,298)
Hartford Small Company HLS Fund	23,384	121,280	(97,896)
Hartford SmallCap Growth HLS Fund	22,584	53,183	(30,599)
Hartford Stock HLS Fund	16,346	27,640	(11,294)
Hartford U.S. Government Securities HLS Fund	249,704	444,909	(195,205)
Hartford Value HLS Fund	21,842	156,660	(134,818)
Lord Abbett Series Fund - Fundamental Equity Portfolio	22,109	104,657	(82,548)
Lord Abbett Series Fund - Calibrated Dividend Growth Fund	57,439	134,092	(76,653)
Lord Abbett Series Fund - Bond Debenture Portfolio	98,010	317,824	(219,814)
Lord Abbett Series Fund - Growth and Income Portfolio	3,147	67,218	(64,071)
MFS® Growth Series	452,305	1,491,870	(1,039,565)
MFS® Global Equity Series	41,752	131,177	(89,425)
MFS® Investors Trust Series	200,761	1,037,549	(836,788)
MFS® Mid Cap Growth Series	566,864	907,364	(340,500)
MFS® New Discovery Series	288,842	722,300	(433,458)
MFS® Total Return Series	830,241	2,947,507	(2,117,266)
MFS® Value Series	337,497	1,640,705	(1,303,208)
MFS® Total Return Bond Series	3,520,064	5,167,290	(1,647,226)
MFS® Research Series	58,995	138,744	(79,749)
MFS® High Yield Portfolio	372,432	1,110,140	(737,708)
BlackRock Managed Volatility V.I. Fund	2,677,998	3,596,240	(918,242)
BlackRock Global Allocation V.I. Fund	1,735	42,929	(41,194)
BlackRock S&P 500 Index V.I. Fund	109,096	855,683	(746,587)
BlackRock Large Cap Focus Growth V.I. Fund	853	6,467	(5,614)
BlackRock Equity Dividend V.I. Fund	10,088	77,427	(67,339)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	6,874	13,067	(6,193)
Morgan Stanley VIF Growth Portfolio	2,774	20,540	(17,766)
Morgan Stanley VIF Discovery Portfolio	63,135	140,589	(77,454)
Invesco V.I. American Value Fund	43,936	60,071	(16,135)
BlackRock Capital Appreciation V.I. Fund	12,045	72,893	(60,848)
Invesco Oppenheimer V.I. Capital Appreciation Fund	1,408	10,601	(9,193)
Invesco Oppenheimer V.I. Global Fund	17,131	99,605	(82,474)
Invesco Oppenheimer V.I. Main Street Fund®++	2,534	28,728	(26,194)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	49,056	80,028	(30,972)
Putnam VT Diversified Income Fund	151,937	436,143	(284,206)
Putnam VT Global Asset Allocation Fund	14,520	34,872	(20,352)
Putnam VT Growth Opportunities Fund	15,209	172,201	(156,992)
Putnam VT International Value Fund	3,497	9,526	(6,029)
Putnam VT International Equity Fund	26,702	40,752	(14,050)
Putnam VT Multi-Cap Core Fund	131	981	(850)
Putnam VT Small Cap Value Fund	5,573	7,443	(1,870)
Putnam VT Equity Income Fund	3,498	16,169	(12,671)
PIMCO VIT All Asset Portfolio	713	13,549	(12,836)
PIMCO StocksPLUS® Global Portfolio	11,205	85,672	(74,467)
PIMCO VIT Global Managed Asset Allocation Portfolio++	494	2,135	(1,641)
Prudential Series Jennison 20/20 Focus Portfolio	12	19,878	(19,866)
Prudential Series Value Portfolio	—	17,227	(17,227)
Invesco V.I. Growth and Income Fund	86,474	202,272	(115,798)
Invesco V.I. Comstock Fund	1,598	8,287	(6,689)
Invesco V.I. American Franchise Fund	117,136	476,887	(359,751)
Invesco V.I. Mid Cap Growth Fund	60,369	114,628	(54,259)
Wells Fargo VT Index Asset Allocation Fund	236	6,589	(6,353)
Wells Fargo VT International Equity Fund	2,327	5,596	(3,269)
Wells Fargo VT Small Cap Growth Fund	16,204	53,258	(37,054)
Wells Fargo VT Discovery Fund	1,142	5,070	(3,928)
Wells Fargo VT Opportunity Fund	50	205	(155)
MFS® Core Equity Portfolio	69,230	173,995	(104,765)
MFS® Massachusetts Investors Growth Stock Portfolio	269,593	498,322	(228,729)
MFS® Research International Portfolio	65,555	304,525	(238,970)
++ See Note 8 for additional information related to this Sub-Account.

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2020	205,195	$21.263397	to	$23.450700	$4,609,972	0.50%	to	1.50%	2.18%	to	2.19%	(0.67)%	to	0.33%
2019	217,965	$21.406970	to	$23.374017	$4,906,131	0.50%	to	1.50%	1.86%	to	1.96%	25.03%	to	26.29%
2018	295,213	$17.121085	to	$18.508409	$5,289,999	0.50%	to	1.50%	1.52%	to	1.52%	(10.63)%	to	(9.73)%
2017	320,096	$19.157140	to	$20.503245	$6,385,211	0.50%	to	1.50%	1.51%	to	1.51%	6.96%	to	8.03%
2016	377,878	$17.910544	to	$18.978389	$7,000,593	0.50%	to	1.50%	1.58%	to	1.60%	18.49%	to	19.68%
American Century VP Growth Fund
2020	43,314	$32.731181	to	$36.051511	$1,469,284	0.50%	to	1.50%	0.32%	to	0.55%	32.67%	to	34.00%
2019	67,339	$24.671989	to	$26.904514	$1,721,325	0.50%	to	1.50%	0.22%	to	0.26%	33.32%	to	34.66%
2018	82,983	$18.505544	to	$19.979572	$1,586,285	0.50%	to	1.50%	0.06%	to	0.24%	(3.05)%	to	(2.08)%
2017	96,302	$19.088573	to	$20.403866	$1,888,933	0.50%	to	1.50%	0.66%	to	0.68%	28.29%	to	29.58%
2016	133,564	$14.879553	to	$15.746759	$2,029,634	0.50%	to	1.50%	—%	to	—%	2.65%	to	3.68%
AB VPS Balanced Wealth Strategy Portfolio
2020	560,480	$21.099126	to	$25.050508	$9,813,189	0.50%	to	2.70%	2.16%	to	2.18%	6.34%	to	8.71%
2019	628,172	$19.840768	to	$23.044027	$10,239,777	0.50%	to	2.70%	2.32%	to	2.33%	15.06%	to	17.61%
2018	740,003	$17.244421	to	$19.593049	$10,501,991	0.50%	to	2.70%	1.69%	to	1.73%	(8.90)%	to	(6.88)%
2017	889,614	$18.929797	to	$21.039797	$13,609,388	0.50%	to	2.70%	1.75%	to	1.82%	12.54%	to	15.05%
2016	1,155,868	$16.819960	to	$18.288255	$15,497,279	0.50%	to	2.70%	1.74%	to	1.81%	1.66%	to	3.92%
AB VPS International Value Portfolio
2020	1,569,529	$13.184279	to	$15.173551	$12,268,539	0.50%	to	2.75%	1.19%	to	1.60%	(0.56)%	to	1.70%
2019	1,576,294	$13.258740	to	$14.919716	$12,313,762	0.50%	to	2.75%	0.63%	to	0.85%	13.62%	to	16.21%
2018	1,626,906	$11.668889	to	$12.838845	$11,094,279	0.50%	to	2.75%	1.10%	to	1.17%	(25.07)%	to	(23.36)%
2017	1,728,674	$15.572737	to	$16.752424	$15,503,500	0.50%	to	2.75%	1.95%	to	1.99%	21.70%	to	24.47%
2016	2,105,919	$12.795637	to	$13.458962	$15,267,094	0.50%	to	2.75%	1.06%	to	1.11%	(3.49)%	to	(1.29)%
AB VPS Small/Mid Cap Value Portfolio
2020	313,583	$32.172236	to	$35.636456	$7,689,089	0.50%	to	2.70%	0.73%	to	0.74%	0.31%	to	2.54%
2019	346,271	$32.073274	to	$34.753847	$8,423,325	0.50%	to	2.70%	0.31%	to	0.32%	16.71%	to	19.30%
2018	392,493	$27.480825	to	$29.689119	$8,058,446	0.30%	to	2.70%	—%	to	0.22%	(17.55)%	to	(15.55)%
2017	464,283	$33.331456	to	$35.155191	$11,506,064	0.30%	to	2.70%	—%	to	0.25%	9.84%	to	12.51%
2016	557,661	$30.344126	to	$31.245872	$12,301,333	0.30%	to	2.70%	0.02%	to	0.34%	21.47%	to	24.42%
AB VPS International Growth Portfolio
2020	99,130	$13.927695	to	$21.866344	$1,372,050	0.85%	to	2.70%	0.76%	to	1.13%	26.15%	to	28.51%
2019	125,738	$10.838230	to	$17.333346	$1,332,215	0.85%	to	2.70%	0.28%	to	0.29%	23.85%	to	26.15%
2018	162,358	$8.591215	to	$13.925454	$1,359,160	0.85%	to	2.75%	—%	to	0.37%	(19.84)%	to	(18.30)%
2017	199,219	$10.515292	to	$17.371337	$2,061,180	0.85%	to	2.75%	0.86%	to	0.94%	30.99%	to	33.49%
2016	221,876	$7.876919	to	$13.262018	$1,732,037	0.85%	to	2.75%	—%	to	—%	(9.59)%	to	(7.86)%
Invesco V.I. Value Opportunities Fund
2020	15,673,216	$2.383302	to	$26.363868	$31,507,884	0.85%	to	2.80%	0.39%	to	0.41%	2.54%	to	4.56%
2019	17,013,823	$2.279300	to	$25.710068	$33,109,911	0.85%	to	2.80%	0.23%	to	0.24%	27.01%	to	29.51%
2018	19,540,174	$1.759925	to	$20.241880	$29,626,076	0.85%	to	2.80%	0.31%	to	0.32%	(21.41)%	to	(19.86)%
2017	23,082,014	$2.196079	to	$25.756336	$44,043,927	0.85%	to	2.80%	0.39%	to	0.41%	14.20%	to	16.44%
2016	26,629,348	$1.885957	to	$22.554491	$44,106,929	0.85%	to	2.80%	0.41%	to	0.42%	15.07%	to	17.33%
Invesco V.I. Core Equity Fund
2020	3,482,739	$25.429266	to	$30.270210	$84,067,239	0.50%	to	2.80%	1.08%	to	1.33%	10.71%	to	13.01%
2019	3,994,880	$22.969659	to	$26.786554	$86,225,319	0.50%	to	2.80%	0.17%	to	0.94%	25.41%	to	28.02%
2018	4,755,831	$18.315957	to	$20.922989	$81,071,878	0.50%	to	2.80%	—%	to	0.88%	(11.90)%	to	(10.06)%
2017	5,494,225	$20.789462	to	$23.263545	$105,124,912	0.50%	to	2.80%	0.75%	to	0.99%	10.05%	to	12.31%
2016	6,343,788	$18.890714	to	$21.026178	$109,177,236	0.30%	to	2.80%	—%	to	0.75%	7.22%	to	9.69%
Invesco V.I. Government Securities Fund
2020	110,267,853	$1.661102	to	$10.239324	$156,247,571	0.85%	to	2.80%	2.48%	to	2.54%	3.34%	to	5.37%
2019	112,063,027	$1.576383	to	$9.908485	$152,304,300	0.85%	to	2.80%	2.53%	to	2.60%	3.14%	to	5.18%
2018	127,267,718	$1.498812	to	$9.606402	$165,985,376	0.85%	to	2.80%	1.92%	to	2.15%	(2.22)%	to	(0.29)%
2017	144,660,796	$1.503200	to	$9.824279	$190,728,662	0.85%	to	2.80%	1.72%	to	2.11%	(0.86)%	to	1.09%
2016	163,643,197	$1.486940	to	$9.909381	$214,989,740	0.85%	to	2.80%	2.06%	to	2.21%	(1.57)%	to	0.37%
Invesco V.I. High Yield Fund
2020	3,520	$13.387155	to	$13.853825	$48,298	1.65%	to	2.00%	—%	to	6.03%	1.27%	to	1.63%
2019	1,836	$13.218851	to	$13.631880	$24,791	1.65%	to	2.00%	5.82%	to	5.89%	11.26%	to	11.65%
2018	1,910	$11.880841	to	$12.209262	$23,116	1.65%	to	2.00%	2.11%	to	5.05%	(5.27)%	to	(4.93)%
2017	5,709	$12.541308	to	$12.842945	$73,126	1.65%	to	2.00%	4.02%	to	4.05%	4.19%	to	4.56%
2016	5,787	$12.036387	to	$12.282814	$70,923	1.65%	to	2.00%	4.13%	to	4.19%	9.01%	to	9.39%
Invesco V.I. International Growth Fund
2020	19,026,679	$22.258091	to	$24.786293	$88,569,542	0.30%	to	2.80%	1.81%	to	2.58%	10.85%	to	13.40%
2019	21,719,116	$20.079731	to	$21.857569	$90,790,929	0.30%	to	2.80%	1.24%	to	1.56%	25.03%	to	27.85%
2018	26,398,332	$16.060392	to	$17.095661	$87,725,467	0.30%	to	2.80%	1.53%	to	2.14%	(17.32)%	to	(15.46)%
2017	28,899,429	$19.425716	to	$20.221611	$113,514,536	0.30%	to	2.80%	1.13%	to	1.44%	19.61%	to	22.36%
2016	34,630,228	$16.241116	to	$16.526576	$112,985,260	0.30%	to	2.80%	0.95%	to	1.39%	(3.20)%	to	(0.99)%
Invesco V.I. Mid Cap Core Equity Fund
2020	26,015,090	$23.076506	to	$27.001393	$83,283,176	0.50%	to	2.80%	0.50%	to	0.69%	6.23%	to	8.40%
2019	29,594,363	$21.722629	to	$24.909576	$88,269,067	0.50%	to	2.80%	0.20%	to	0.41%	21.82%	to	24.41%
2018	35,140,720	$17.831447	to	$20.021477	$85,000,806	0.50%	to	2.80%	0.10%	to	0.51%	(13.80)%	to	(12.04)%
2017	39,924,474	$20.685989	to	$22.762061	$110,933,838	0.50%	to	2.80%	0.31%	to	0.49%	11.75%	to	14.08%
2016	46,659,005	$18.511422	to	$20.254163	$114,750,629	0.30%	to	2.80%	—%	to	0.08%	10.30%	to	12.82%
Invesco V.I. Small Cap Equity Fund
2020	1,857,996	$30.608904	to	$37.017915	$57,826,992	0.30%	to	2.80%	0.02%	to	0.35%	23.73%	to	26.49%
2019	2,203,192	$24.738082	to	$29.265634	$54,897,538	0.30%	to	2.80%	—%	to	—%	23.11%	to	25.94%
2018	2,543,803	$20.094666	to	$23.237086	$51,112,034	0.30%	to	2.80%	—%	to	—%	(17.43)%	to	(15.53)%
2017	2,903,756	$24.335556	to	$27.508052	$69,706,636	0.30%	to	2.80%	—%	to	—%	10.91%	to	13.39%
2016	3,431,554	$21.942004	to	$24.260672	$73,362,150	0.30%	to	2.80%	—%	to	—%	8.97%	to	11.50%
Invesco V.I. Balanced-Risk Allocation Fund
2020	429,842	$13.913283	to	$17.257367	$6,714,837	0.50%	to	2.70%	5.85%	to	7.87%	7.06%	to	9.44%
2019	502,491	$12.995732	to	$16.048355	$7,265,234	0.30%	to	2.70%	—%	to	—%	11.82%	to	14.54%
2018	632,501	$11.621739	to	$13.794728	$8,103,412	0.50%	to	2.70%	1.32%	to	1.32%	(9.20)%	to	(7.18)%
2017	766,620	$12.798882	to	$14.861220	$10,680,721	0.50%	to	2.70%	3.56%	to	3.80%	6.91%	to	9.28%
2016	915,712	$11.972025	to	$13.757138	$11,768,580	0.30%	to	2.70%	0.19%	to	0.19%	8.55%	to	11.18%
Invesco V.I. Diversified Dividend Fund
2020	5,919	$19.383503	to	$21.693797	$119,258	1.35%	to	2.50%	—%	to	0.34%	(2.60)%	to	(1.47)%
2019	7,293	$19.901129	to	$22.018320	$151,389	1.35%	to	2.50%	2.11%	to	2.72%	21.69%	to	23.10%
2018	9,413	$16.353553	to	$17.886510	$160,692	1.35%	to	2.50%	1.27%	to	1.85%	(10.09)%	to	(9.05)%
2017	14,792	$18.188913	to	$19.666272	$280,816	1.35%	to	2.50%	0.47%	to	1.37%	5.67%	to	6.89%
2016	16,894	$17.212579	to	$18.397906	$302,253	1.35%	to	2.50%	1.07%	to	1.15%	11.71%	to	13.00%
Invesco V.I. Government Money Market Fund
2020	14,493,188	$8.450353	to	$10.215856	$132,351,183	0.30%	to	2.80%	0.12%	to	0.36%	(2.48)%	to	(0.01)%
2019	10,076,214	$8.664829	to	$10.216489	$93,646,341	0.30%	to	2.80%	1.89%	to	2.01%	(0.92)%	to	1.59%
2018	12,335,612	$8.744946	to	$10.056362	$114,197,424	0.30%	to	2.80%	0.07%	to	1.52%	(1.25)%	to	1.25%
2017	12,073,673	$8.876326	to	$9.932618	$112,207,073	0.30%	to	2.75%	0.52%	to	0.59%	(2.16)%	to	0.26%
2016	14,056,046	$9.056470	to	$9.906673	$132,108,464	0.30%	to	2.80%	—%	to	0.08%	(2.67)%	to	(0.20)%
American Century VP Mid Cap Value Fund
2020	37,119	$22.648611	to	$25.008360	$888,996	0.50%	to	1.50%	1.67%	to	1.72%	(0.39)%	to	0.61%
2019	38,899	$22.738331	to	$24.857624	$929,799	0.50%	to	1.50%	1.89%	to	1.92%	27.07%	to	28.35%
2018	40,624	$17.893636	to	$19.367050	$760,665	0.50%	to	1.50%	1.25%	to	1.27%	(14.26)%	to	(13.40)%
2017	47,397	$20.869222	to	$22.362747	$1,030,394	0.50%	to	1.50%	1.31%	to	1.42%	9.81%	to	10.91%
2016	52,510	$19.005120	to	$20.402576	$1,033,246	0.30%	to	1.50%	0.68%	to	1.47%	20.89%	to	22.35%
AB VPS Growth and Income Portfolio
2020	30,882	$10.901294	to	$11.278271	$344,123	0.85%	to	2.70%	1.33%	to	1.34%	(0.26)%	to	1.61%
2019♦	33,330	$10.929310	to	$11.100020	$367,948	0.85%	to	2.70%	1.02%	to	1.21%	9.29%	to	11.00%
American Funds Insurance Series® Capital World Bond Fund+
2020	4,350,355	$11.501867	to	$11.886905	$59,149,236	0.30%	to	2.80%	0.06%	to	1.21%	6.87%	to	9.29%
2019	4,851,360	$10.473324	to	$11.123236	$61,195,128	0.50%	to	2.80%	1.33%	to	1.57%	4.79%	to	7.00%
2018	5,620,115	$9.788153	to	$10.614502	$66,971,331	0.50%	to	2.80%	1.83%	to	2.30%	(4.06)%	to	(2.10)%
2017	6,241,749	$9.998043	to	$11.063204	$76,527,683	0.50%	to	2.80%	0.36%	to	0.64%	(0.02)%	to	3.90%
2016	6,012,338	$10.647519	to	$11.578507	$72,264,696	0.65%	to	2.80%	0.53%	to	0.55%	(0.12)%	to	2.05%
American Funds Insurance Series® Global Growth and Income Fund
2020	7,671,764	$13.533845	to	$29.337784	$157,099,332	0.30%	to	2.80%	1.05%	to	1.19%	5.73%	to	8.22%
2019	8,729,004	$12.505852	to	$27.748187	$167,704,947	0.30%	to	2.80%	1.82%	to	1.87%	27.52%	to	30.34%
2018	10,304,658	$9.594819	to	$21.759494	$153,644,023	0.30%	to	2.80%	1.49%	to	2.10%	(12.13)%	to	(10.16)%
2017	12,007,007	$10.679784	to	$24.762218	$200,823,377	0.30%	to	2.80%	1.83%	to	2.07%	6.80%	to	22.59%
2016	11,176,644	$20.199758	to	$20.631414	$164,500,263	0.65%	to	2.80%	1.75%	to	1.87%	4.38%	to	6.65%
American Funds Insurance Series® Asset Allocation Fund
2020	20,523,089	$13.404283	to	$26.354191	$555,981,970	0.30%	to	2.80%	1.49%	to	1.50%	9.35%	to	11.82%
2019	23,156,079	$11.928983	to	$24.100232	$566,177,064	0.50%	to	2.80%	1.18%	to	1.84%	17.88%	to	20.32%
2018	26,205,558	$9.942529	to	$20.443889	$536,366,677	0.30%	to	2.80%	—%	to	1.62%	(7.24)%	to	(5.12)%
2017	29,622,457	$10.478833	to	$22.039431	$646,846,987	0.30%	to	2.80%	1.06%	to	1.49%	4.79%	to	13.02%
2016	30,714,165	$19.500036	to	$21.401229	$615,841,369	0.65%	to	2.80%	1.63%	to	1.63%	6.39%	to	8.70%
American Funds Insurance Series® Blue Chip Income and Growth Fund
2020	127,537,810	$12.946697	to	$29.934644	$336,670,338	0.30%	to	2.80%	1.79%	to	1.99%	5.68%	to	8.15%
2019	144,266,897	$11.971410	to	$28.325310	$355,231,097	0.30%	to	2.80%	—%	to	2.07%	18.03%	to	20.67%
2018	166,365,386	$9.920577	to	$23.998900	$343,938,518	0.30%	to	2.80%	—%	to	1.91%	(11.18)%	to	(9.19)%
2017	192,383,937	$10.915463	to	$27.019907	$444,164,415	0.50%	to	2.80%	1.53%	to	2.32%	9.15%	to	13.81%
2016	223,989,200	$23.741193	to	$26.532294	$424,290,310	0.65%	to	2.80%	1.90%	to	2.14%	15.42%	to	17.93%
American Funds Insurance Series® Bond Fund
2020	35,559,846	$11.764578	to	$13.016424	$584,861,828	0.30%	to	2.80%	1.75%	to	2.02%	6.71%	to	9.05%
2019	37,063,700	$10.788013	to	$12.198508	$565,041,589	0.30%	to	2.80%	1.75%	to	2.57%	6.34%	to	8.75%
2018	39,729,010	$9.919595	to	$11.471362	$560,828,893	0.30%	to	2.80%	1.95%	to	2.34%	(3.45)%	to	(1.18)%
2017	45,395,249	$10.029764	to	$11.881812	$655,757,093	0.50%	to	2.80%	1.43%	to	2.12%	0.30%	to	0.80%
2016	37,622,843	$11.787218	to	$12.807547	$581,920,132	0.65%	to	2.80%	1.61%	to	1.82%	0.10%	to	2.28%
American Funds Insurance Series® Global Growth Fund
2020	6,519,515	$16.780459	to	$40.402880	$240,606,671	0.50%	to	2.80%	0.15%	to	0.35%	26.86%	to	29.52%
2019	7,429,510	$13.019155	to	$31.847295	$215,164,656	0.30%	to	2.80%	0.10%	to	0.98%	31.54%	to	34.47%
2018	8,694,374	$9.681804	to	$24.210580	$189,532,658	0.30%	to	2.80%	—%	to	0.66%	(11.56)%	to	(9.51)%
2017	9,919,412	$10.690165	to	$27.374033	$241,148,675	0.50%	to	2.80%	0.48%	to	0.72%	6.90%	to	27.84%
2016	9,645,931	$21.095554	to	$21.412322	$199,082,119	0.65%	to	2.80%	0.89%	to	0.98%	(2.16)%	to	(0.03)%
American Funds Insurance Series® Growth Fund
2020	42,048,873	$20.931017	to	$57.907788	$1,708,113,864	0.30%	to	2.80%	0.20%	to	0.31%	47.89%	to	51.26%
2019	51,000,801	$13.837838	to	$39.157035	$1,371,182,846	0.30%	to	2.80%	0.57%	to	0.71%	27.16%	to	30.05%
2018	60,010,279	$10.640480	to	$30.792652	$1,251,103,962	0.30%	to	2.80%	0.15%	to	0.42%	(3.00)%	to	(0.80)%
2017	70,312,303	$10.726522	to	$31.745880	$1,490,487,512	0.30%	to	2.80%	0.35%	to	0.49%	7.27%	to	24.75%
2016	62,485,415	$25.447295	to	$26.005317	$1,217,435,416	0.65%	to	2.80%	0.73%	to	0.80%	6.47%	to	8.78%
American Funds Insurance Series® Growth-Income Fund
2020	38,775,765	$14.986062	to	$35.599175	$1,225,140,084	0.30%	to	2.80%	1.42%	to	2.11%	10.41%	to	12.91%
2019	43,821,658	$13.272731	to	$32.242598	$1,243,617,158	0.30%	to	2.80%	0.54%	to	1.58%	22.65%	to	25.48%
2018	50,717,703	$10.577822	to	$26.287348	$1,159,525,902	0.30%	to	2.80%	0.07%	to	1.32%	(4.50)%	to	(2.35)%
2017	59,038,124	$10.832443	to	$27.525937	$1,396,827,005	0.30%	to	2.80%	1.03%	to	1.44%	8.32%	to	19.00%
2016	57,283,146	$23.130093	to	$24.880536	$1,249,416,840	0.65%	to	2.80%	1.44%	to	1.56%	8.44%	to	10.80%
American Funds Insurance Series® International Fund
2020	18,518,892	$12.826795	to	$22.511944	$341,719,054	0.30%	to	2.80%	0.52%	to	0.65%	10.83%	to	13.32%
2019	20,391,196	$11.319229	to	$20.312988	$337,219,110	0.30%	to	2.80%	1.08%	to	1.26%	19.49%	to	22.30%
2018	23,715,497	$9.255268	to	$16.999775	$324,664,175	0.30%	to	2.80%	1.17%	to	1.68%	(15.53)%	to	(13.67)%
2017	26,072,803	$10.720462	to	$20.126051	$419,068,069	0.30%	to	2.80%	1.12%	to	1.31%	7.20%	to	28.50%
2016	19,010,254	$15.062261	to	$15.662360	$284,007,792	0.65%	to	2.80%	1.24%	to	1.25%	0.67%	to	2.86%
American Funds Insurance Series® New World Fund
2020	3,136,390	$14.683658	to	$24.891107	$104,708,014	0.30%	to	2.80%	—%	to	0.07%	20.17%	to	22.92%
2019	3,634,115	$11.945320	to	$20.713392	$100,053,342	0.30%	to	2.80%	—%	to	0.88%	25.58%	to	28.43%
2018	4,332,865	$9.301084	to	$16.494279	$93,536,362	0.30%	to	2.80%	0.21%	to	0.93%	(16.41)%	to	(14.51)%
2017	5,096,826	$10.879165	to	$19.733185	$130,777,921	0.30%	to	2.80%	0.77%	to	0.86%	8.79%	to	25.87%
2016	4,048,215	$14.854052	to	$15.677068	$100,940,043	0.65%	to	2.80%	0.74%	to	0.88%	2.35%	to	4.58%
American Funds Insurance Series® Global Small Capitalization Fund
2020	4,815,037	$16.364324	to	$36.771169	$148,707,367	0.30%	to	2.80%	0.09%	to	0.19%	26.14%	to	29.00%
2019	5,655,203	$12.685349	to	$29.150643	$136,661,707	0.30%	to	2.80%	—%	to	0.16%	27.89%	to	30.85%
2018	6,678,822	$9.694514	to	$22.793980	$123,863,378	0.30%	to	2.80%	—%	to	0.08%	(13.02)%	to	(11.07)%
2017	7,574,123	$10.901655	to	$26.205876	$159,244,824	0.30%	to	2.80%	0.03%	to	0.43%	9.02%	to	22.42%
2016	5,746,511	$18.971796	to	$21.406541	$123,282,848	0.65%	to	2.80%	0.23%	to	0.25%	(0.72)%	to	1.44%
Wells Fargo VT Omega Growth Fund
2020	24,778	$43.562889	to	$49.124812	$1,127,457	1.35%	to	2.50%	—%	to	—%	39.65%	to	41.27%
2019	25,237	$31.193708	to	$34.774531	$821,976	1.35%	to	2.50%	—%	to	—%	33.67%	to	35.21%
2018	32,371	$23.337095	to	$25.719009	$781,216	1.35%	to	2.50%	—%	to	—%	(2.20)%	to	(1.07)%
2017	39,818	$23.862098	to	$25.996768	$977,174	1.35%	to	2.50%	0.01%	to	0.01%	31.28%	to	32.79%
2016	36,279	$18.176955	to	$19.576908	$679,238	1.35%	to	2.50%	—%	to	—%	(1.96)%	to	(0.83)%
Fidelity® VIP Growth Portfolio
2020	271,621	$40.855311	to	$54.990687	$10,415,540	0.75%	to	2.75%	—%	to	0.04%	39.66%	to	42.48%
2019	308,581	$28.337613	to	$39.375002	$8,323,589	0.85%	to	2.75%	0.05%	to	0.06%	30.34%	to	32.84%
2018	344,364	$21.331730	to	$30.208767	$7,208,009	0.85%	to	2.75%	0.03%	to	0.04%	(3.13)%	to	(1.27)%
2017	332,885	$21.607217	to	$31.186229	$7,127,386	0.85%	to	2.75%	0.01%	to	0.09%	31.16%	to	33.68%
2016	304,106	$16.163987	to	$23.776883	$4,807,498	0.85%	to	2.75%	—%	to	—%	(2.18)%	to	(0.30)%
Fidelity® VIP Contrafund® Portfolio
2020	1,635,634	$40.301088	to	$48.819647	$53,215,335	0.30%	to	2.75%	—%	to	0.08%	26.70%	to	29.84%
2019	2,008,837	$31.807540	to	$37.598764	$51,135,456	0.30%	to	2.75%	—%	to	0.22%	27.71%	to	30.88%
2018	2,462,778	$24.905161	to	$28.727338	$48,940,346	0.30%	to	2.75%	0.14%	to	0.43%	(9.17)%	to	(6.92)%
2017	2,833,361	$27.420725	to	$30.862825	$61,032,652	0.30%	to	2.75%	0.49%	to	0.78%	18.29%	to	21.22%
2016	3,446,886	$23.180801	to	$25.459673	$61,582,760	0.30%	to	2.75%	—%	to	0.63%	4.81%	to	7.41%
Fidelity® VIP Mid Cap Portfolio
2020	1,412,659	$32.749253	to	$36.668590	$34,907,728	0.30%	to	2.75%	0.38%	to	0.40%	14.67%	to	17.51%
2019	1,657,431	$28.559485	to	$31.203547	$35,292,931	0.30%	to	2.75%	0.69%	to	0.70%	19.83%	to	22.80%
2018	1,846,519	$23.833056	to	$25.409405	$32,491,587	0.30%	to	2.75%	0.38%	to	0.52%	(17.09)%	to	(15.03)%
2017	2,170,961	$28.744400	to	$29.903032	$45,581,416	0.30%	to	2.75%	0.37%	to	0.48%	17.27%	to	20.18%
2016	2,617,830	$24.511615	to	$24.882901	$46,084,251	0.30%	to	2.75%	0.32%	to	0.33%	8.89%	to	11.59%
Fidelity® VIP Value Strategies Portfolio
2020	58,531	$23.221930	to	$38.580890	$1,377,854	0.85%	to	2.40%	0.98%	to	1.10%	5.46%	to	7.11%
2019	63,955	$21.681228	to	$36.584116	$1,393,186	0.85%	to	2.40%	1.37%	to	1.43%	30.92%	to	32.96%
2018	79,732	$16.306147	to	$27.110179	$1,295,422	0.85%	to	2.70%	0.28%	to	0.71%	(19.70)%	to	(18.20)%
2017	100,333	$19.933332	to	$33.760175	$2,017,527	0.85%	to	2.70%	0.62%	to	1.27%	15.91%	to	18.08%
2016	133,462	$16.881624	to	$29.125133	$2,288,094	0.85%	to	2.70%	0.91%	to	0.97%	6.36%	to	8.35%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2020	60,999	$35.547216	to	$46.743316	$2,064,700	0.85%	to	2.70%	0.04%	to	0.05%	29.79%	to	32.21%
2019	78,281	$26.886246	to	$36.014225	$2,049,350	0.85%	to	2.70%	0.16%	to	0.38%	26.36%	to	28.72%
2018	107,907	$20.886845	to	$28.500314	$2,186,819	0.85%	to	2.70%	0.33%	to	0.33%	(7.70)%	to	(5.97)%
2017	115,614	$22.432813	to	$30.876583	$2,518,380	0.75%	to	2.70%	0.29%	to	0.77%	20.21%	to	22.58%
2016	148,903	$18.300731	to	$25.684843	$2,632,250	0.75%	to	2.70%	0.73%	to	0.74%	(0.08)%	to	1.89%
Fidelity® VIP Strategic Income Portfolio
2020	48,941	$13.444665	to	$18.182550	$833,489	0.50%	to	1.50%	2.82%	to	3.17%	5.56%	to	6.63%
2019	64,987	$12.735981	to	$17.414673	$1,055,729	0.30%	to	1.50%	(0.01)%	to	0.71%	9.01%	to	10.32%
2018	107,119	$11.683507	to	$15.785044	$1,477,624	0.30%	to	1.50%	2.53%	to	3.32%	(4.27)%	to	(3.11)%
2017	122,694	$12.204593	to	$16.292343	$1,766,495	0.30%	to	1.50%	2.99%	to	3.00%	5.94%	to	7.22%
2016	107,284	$11.519829	to	$14.968580	$1,422,291	0.50%	to	1.50%	3.38%	to	8.18%	6.41%	to	7.48%
Franklin Rising Dividends VIP Fund
2020	8,729,463	$33.756131	to	$43.727995	$335,263,191	0.30%	to	2.80%	—%	to	1.33%	12.77%	to	15.50%
2019	10,150,461	$29.934183	to	$37.859431	$341,912,010	0.30%	to	2.80%	1.14%	to	1.25%	25.66%	to	28.77%
2018	11,957,652	$23.820835	to	$29.400711	$317,633,896	0.30%	to	2.80%	—%	to	1.23%	(7.70)%	to	(5.45)%
2017	14,009,676	$25.807302	to	$31.095051	$399,111,952	0.30%	to	2.80%	1.33%	to	1.61%	17.23%	to	20.04%
2016	16,623,896	$22.014024	to	$25.903195	$399,706,589	0.30%	to	2.80%	0.85%	to	1.01%	12.84%	to	15.59%
Franklin Income VIP Fund
2020	18,456,475	$20.857865	to	$22.578017	$416,687,217	0.50%	to	2.80%	5.51%	to	5.84%	(2.09)%	to	0.08%
2019	21,159,503	$21.302460	to	$22.560764	$483,728,461	0.50%	to	2.80%	5.42%	to	6.06%	12.85%	to	15.47%
2018	24,236,716	$18.876011	to	$19.913326	$485,208,905	0.30%	to	2.80%	—%	to	5.00%	(6.95)%	to	(4.70)%
2017	28,538,059	$20.285231	to	$20.895917	$606,827,557	0.30%	to	2.80%	4.21%	to	8.01%	6.65%	to	9.22%
2016	33,949,625	$19.021188	to	$19.131689	$669,321,675	0.30%	to	2.80%	4.34%	to	10.13%	10.88%	to	13.53%
Franklin Large Cap Growth VIP Fund
2020	1,718,447	$42.838646	to	$44.420936	$63,707,734	0.85%	to	2.80%	—%	to	—%	40.64%	to	43.41%
2019	2,109,124	$30.459066	to	$30.974741	$55,208,343	0.85%	to	2.80%	—%	to	—%	30.86%	to	33.44%
2018	2,449,726	$23.212650	to	$23.275572	$48,563,075	0.85%	to	2.80%	—%	to	—%	(4.19)%	to	(2.30)%
2017	2,939,730	$23.759455	to	$24.293354	$60,185,340	0.85%	to	2.80%	0.46%	to	0.61%	24.57%	to	27.02%
2016	3,376,113	$18.704876	to	$19.501475	$55,050,262	0.85%	to	2.80%	—%	to	—%	(4.50)%	to	(2.62)%
Franklin Global Real Estate VIP Fund
2020	125,482	$19.186362	to	$33.062977	$3,130,683	0.95%	to	2.55%	3.24%	to	3.45%	(7.77)%	to	(6.28)%
2019	142,301	$20.391204	to	$35.279198	$3,807,359	0.95%	to	2.65%	—%	to	2.63%	19.17%	to	21.22%
2018	172,374	$16.853118	to	$29.104006	$3,796,411	0.95%	to	2.80%	—%	to	2.64%	(9.35)%	to	(7.66)%
2017	208,226	$18.591557	to	$31.517252	$4,998,111	0.95%	to	2.80%	3.01%	to	3.18%	7.42%	to	9.43%
2016	240,880	$17.306622	to	$28.801366	$5,290,790	0.95%	to	2.80%	—%	to	1.17%	(2.23)%	to	(0.41)%
Franklin Small-Mid Cap Growth VIP Fund
2020	4,529,499	$48.950188	to	$56.876734	$152,574,617	0.30%	to	2.80%	—%	to	—%	50.81%	to	54.54%
2019	5,493,379	$32.457390	to	$36.803193	$121,802,759	0.30%	to	2.80%	—%	to	—%	27.81%	to	30.87%
2018	6,485,817	$25.395749	to	$28.121593	$111,371,499	0.30%	to	2.80%	—%	to	—%	(7.99)%	to	(5.74)%
2017	7,468,122	$27.599807	to	$29.834508	$137,382,495	0.30%	to	2.80%	—%	to	—%	18.05%	to	20.94%
2016	8,821,024	$23.380067	to	$24.668667	$136,352,797	0.30%	to	2.80%	—%	to	—%	1.29%	to	3.72%
Franklin Small Cap Value VIP Fund
2020	2,030,425	$30.516310	to	$36.624803	$42,493,966	0.30%	to	2.75%	1.05%	to	1.25%	2.34%	to	4.82%
2019	2,268,542	$29.819901	to	$34.942097	$45,900,609	0.30%	to	2.75%	0.76%	to	1.01%	22.92%	to	25.85%
2018	2,647,976	$24.259372	to	$27.764714	$43,119,544	0.30%	to	2.75%	0.05%	to	0.87%	(15.24)%	to	(13.27)%
2017	3,080,722	$28.621801	to	$32.012289	$58,630,176	0.30%	to	2.75%	0.04%	to	0.67%	7.65%	to	10.23%
2016	3,800,291	$26.587670	to	$29.040831	$66,275,531	0.30%	to	2.75%	0.46%	to	0.66%	26.66%	to	29.73%
Franklin Strategic Income VIP Fund
2020	9,831,510	$15.578112	to	$17.081450	$195,538,996	0.30%	to	2.80%	4.47%	to	5.04%	0.89%	to	3.04%
2019	10,906,278	$15.440780	to	$16.578242	$213,860,882	0.30%	to	2.80%	5.04%	to	5.51%	5.41%	to	7.61%
2018	12,546,657	$14.647895	to	$15.405700	$230,150,851	0.30%	to	2.80%	2.18%	to	3.07%	(4.62)%	to	(2.53)%
2017	14,549,002	$15.357547	to	$15.805359	$277,263,838	0.30%	to	2.80%	2.69%	to	3.09%	1.85%	to	4.15%
2016	16,575,714	$15.079310	to	$15.175713	$307,649,697	0.30%	to	2.80%	3.21%	to	3.21%	5.26%	to	7.54%
Franklin Mutual Shares VIP Fund
2020	15,239,936	$20.320731	to	$25.104208	$339,985,377	0.30%	to	2.80%	2.82%	to	2.86%	(7.67)%	to	(5.45)%
2019	16,452,736	$22.008085	to	$26.552413	$394,139,465	0.30%	to	2.80%	1.76%	to	1.85%	19.19%	to	22.07%
2018	19,198,031	$18.464947	to	$21.751800	$381,757,499	0.30%	to	2.80%	2.24%	to	2.32%	(11.58)%	to	(9.43)%
2017	22,437,624	$20.882885	to	$24.016641	$498,668,499	0.30%	to	2.80%	1.60%	to	2.17%	5.36%	to	7.93%
2016	26,236,946	$19.821188	to	$22.252692	$546,352,159	0.30%	to	2.80%	2.10%	to	3.48%	12.85%	to	15.59%
Templeton Developing Markets VIP Fund
2020	1,416,425	$13.390894	to	$22.269389	$38,175,667	0.75%	to	2.80%	4.06%	to	4.38%	14.15%	to	16.17%
2019	1,708,196	$11.526961	to	$19.509720	$40,186,810	0.75%	to	2.80%	0.85%	to	1.21%	23.41%	to	25.54%
2018	1,984,393	$9.181585	to	$15.808248	$37,227,696	0.75%	to	2.80%	0.77%	to	1.10%	(17.78)%	to	(16.44)%
2017	2,409,893	$10.988310	to	$19.226779	$54,805,799	0.75%	to	2.80%	0.82%	to	0.83%	36.77%	to	39.26%
2016	2,745,982	$7.890648	to	$14.057444	$44,835,464	0.75%	to	2.80%	0.64%	to	1.08%	14.54%	to	16.44%
Templeton Foreign VIP Fund
2020	11,005,281	$14.425058	to	$16.500981	$144,275,159	0.30%	to	2.80%	2.51%	to	3.15%	(3.89)%	to	(1.63)%
2019	10,962,095	$15.008576	to	$16.775065	$147,918,407	0.30%	to	2.80%	1.34%	to	1.72%	9.42%	to	12.16%
2018	11,940,926	$13.716230	to	$14.956769	$145,794,147	0.30%	to	2.80%	1.80%	to	2.66%	(17.78)%	to	(15.79)%
2017	12,756,762	$16.682072	to	$17.761339	$187,462,676	0.30%	to	2.80%	1.03%	to	2.82%	13.47%	to	16.27%
2016	14,926,905	$14.701483	to	$15.275854	$190,816,473	0.30%	to	2.80%	1.63%	to	1.95%	4.22%	to	6.77%
Templeton Growth VIP Fund
2020	6,742,880	$19.281926	to	$22.474536	$119,117,131	0.50%	to	2.80%	2.79%	to	3.10%	2.88%	to	5.13%
2019	7,943,769	$18.742523	to	$21.378475	$134,621,942	0.50%	to	2.80%	2.71%	to	2.77%	11.98%	to	14.39%
2018	9,138,860	$16.738119	to	$18.688430	$137,083,857	0.50%	to	2.80%	1.98%	to	1.99%	(17.20)%	to	(15.31)%
2017	10,606,309	$20.215726	to	$22.065681	$189,772,954	0.50%	to	2.80%	1.45%	to	1.61%	15.23%	to	17.79%
2016	12,771,580	$17.543805	to	$18.733633	$195,538,651	0.50%	to	2.80%	1.54%	to	1.91%	6.59%	to	8.92%
Franklin Mutual Global Discovery VIP Fund
2020	4,945,128	$18.392654	to	$22.340643	$137,702,973	0.30%	to	2.80%	1.37%	to	2.14%	(7.10)%	to	(4.83)%
2019	5,469,708	$19.798818	to	$22.985609	$162,335,851	0.50%	to	2.80%	1.35%	to	1.62%	20.93%	to	23.66%
2018	6,444,802	$16.371480	to	$18.944755	$156,498,730	0.30%	to	2.80%	—%	to	2.66%	(13.67)%	to	(11.57)%
2017	7,598,510	$18.963990	to	$21.424104	$210,755,251	0.30%	to	2.80%	—%	to	2.03%	5.60%	to	8.18%
2016	8,749,935	$17.958351	to	$19.804647	$227,709,995	0.30%	to	2.80%	0.02%	to	1.63%	9.08%	to	11.68%
Franklin Flex Cap Growth VIP Fund
2020	930,870	$42.391561	to	$52.261385	$33,881,906	0.30%	to	2.80%	—%	to	—%	40.89%	to	44.28%
2019	1,054,205	$30.256268	to	$36.223168	$27,111,373	0.30%	to	2.75%	—%	to	—%	27.61%	to	30.63%
2018	1,293,208	$23.710450	to	$27.728948	$25,851,878	0.30%	to	2.75%	—%	to	—%	0.34%	to	2.79%
2017	1,155,409	$23.630633	to	$26.977144	$22,759,157	0.30%	to	2.75%	—%	to	—%	23.50%	to	26.41%
2016	1,418,488	$19.134239	to	$21.023945	$22,402,487	0.50%	to	2.75%	—%	to	—%	(5.52)%	to	(3.47)%
Templeton Global Bond VIP Fund
2020	2,305,775	$11.992471	to	$14.090979	$29,449,163	0.30%	to	2.75%	7.37%	to	7.94%	(7.92)%	to	(5.63)%
2019	2,409,606	$13.023897	to	$14.932338	$32,981,409	0.30%	to	2.75%	3.87%	to	6.83%	(0.91)%	to	1.55%
2018	2,813,144	$13.143033	to	$14.704197	$38,345,933	0.30%	to	2.75%	—%	to	—%	(0.87)%	to	1.59%
2017	3,470,775	$13.258132	to	$14.473838	$47,195,841	0.30%	to	2.75%	—%	to	—%	(1.00)%	to	1.46%
2016	3,978,351	$13.391947	to	$14.266090	$53,896,474	0.30%	to	2.75%	—%	to	—%	0.08%	to	2.56%

Hartford Balanced HLS Fund
2020	709,408	$23.446984	to	$26.332005	$15,342,572	0.75%	to	2.75%	1.74%	to	1.75%	8.59%	to	10.78%
2019	760,872	$21.164966	to	$24.249355	$15,115,177	0.75%	to	2.75%	—%	to	1.97%	19.47%	to	21.88%
2018	844,134	$17.365466	to	$20.297980	$13,888,152	0.75%	to	2.75%	1.27%	to	2.02%	(7.81)%	to	(5.95)%
2017	1,009,281	$18.463892	to	$22.018140	$17,409,773	0.75%	to	2.75%	2.08%	to	2.41%	12.46%	to	14.73%
2016	986,472	$16.093710	to	$19.579225	$14,912,187	0.75%	to	2.75%	2.74%	to	2.83%	3.16%	to	5.24%
Hartford Total Return Bond HLS Fund+
2020	23,292,596	$14.318003	to	$17.531791	$346,178,605	0.30%	to	2.75%	3.11%	to	3.62%	6.07%	to	8.70%
2019	23,918,067	$13.498558	to	$16.128537	$331,007,722	0.30%	to	2.75%	3.81%	to	3.96%	7.65%	to	10.32%
2018	27,940,339	$12.539261	to	$14.619820	$354,652,251	0.30%	to	2.75%	3.96%	to	3.96%	(3.50)%	to	(1.10)%
2017	32,000,872	$12.993794	to	$14.783073	$415,178,451	0.30%	to	2.75%	2.48%	to	3.07%	2.31%	to	4.84%
2016	34,316,558	$12.700874	to	$14.100157	$428,905,117	0.30%	to	2.75%	2.54%	to	2.60%	1.66%	to	4.18%
Hartford Capital Appreciation HLS Fund
2020	11,076,126	$38.632384	to	$43.063520	$295,109,924	0.30%	to	2.75%	0.97%	to	1.07%	18.61%	to	21.55%
2019	13,511,833	$32.571271	to	$35.428709	$299,528,244	0.30%	to	2.75%	1.16%	to	1.22%	27.72%	to	30.89%
2018	15,941,263	$25.501961	to	$27.068075	$273,100,447	0.30%	to	2.75%	0.92%	to	0.92%	(9.48)%	to	(7.24)%
2017	19,295,231	$28.173404	to	$29.179248	$360,299,836	0.30%	to	2.75%	0.73%	to	1.18%	18.83%	to	21.77%
2016	23,607,077	$23.709489	to	$23.962093	$365,083,148	0.30%	to	2.75%	1.14%	to	1.17%	2.66%	to	5.21%
Hartford Dividend and Growth HLS Fund+
2020	8,886,092	$31.728677	to	$40.160573	$236,980,571	0.30%	to	2.75%	1.96%	to	1.98%	4.85%	to	7.45%
2019	9,426,039	$30.262417	to	$37.377415	$236,220,737	0.30%	to	2.75%	1.62%	to	1.94%	25.12%	to	28.22%
2018	10,856,132	$24.187336	to	$29.151244	$214,615,173	0.30%	to	2.75%	1.89%	to	2.07%	(7.89)%	to	(5.60)%
2017	13,309,362	$26.258956	to	$30.881557	$282,222,360	0.30%	to	2.75%	0.92%	to	2.20%	15.15%	to	18.00%
2016	16,093,679	$22.804408	to	$26.170193	$291,705,438	0.30%	to	2.75%	1.57%	to	2.05%	11.77%	to	14.54%
Hartford Global Growth HLS Fund+
2020	—	$43.746771	to	$50.936214	$—	0.30%	to	2.75%	0.08%	to	0.65%	25.72%	to	28.51%
2019	162,612	$34.796625	to	$39.635982	$3,945,859	0.30%	to	2.75%	0.38%	to	0.40%	29.02%	to	32.22%
2018	225,791	$26.970227	to	$29.977841	$4,051,030	0.30%	to	2.75%	0.50%	to	0.51%	(6.42)%	to	(4.09)%
2017	266,440	$28.819467	to	$31.257445	$5,185,145	0.30%	to	2.75%	—%	to	0.50%	29.13%	to	32.33%

2016	262,329	$11.870966	to	$22.318351	$3,856,725	0.30%	to	2.75%	—%	to	0.68%	(0.81)%	to	1.41%
Hartford Disciplined Equity HLS Fund+
2020	4,434,271	$43.082464	to	$52.999310	$152,409,114	0.30%	to	2.75%	0.46%	to	0.61%	14.84%	to	17.69%
2019	2,031,399	$37.515305	to	$45.033974	$59,400,217	0.30%	to	2.75%	0.87%	to	0.90%	30.48%	to	33.72%
2018	2,402,842	$28.750748	to	$33.677853	$53,248,095	0.30%	to	2.75%	0.69%	to	0.73%	(4.65)%	to	(2.29)%
2017	3,055,760	$30.153710	to	$34.465864	$70,287,111	0.30%	to	2.75%	0.87%	to	0.92%	18.61%	to	21.55%
2016	3,658,924	$25.422223	to	$28.354952	$69,893,555	0.30%	to	2.75%	0.92%	to	0.98%	2.89%	to	5.44%
Hartford Growth Opportunities HLS Fund+
2020	—	$59.719372	to	$73.002269	$—	0.30%	to	2.75%	—%	to	—%	47.43%	to	50.70%
2019	3,134,174	$40.506435	to	$48.442297	$89,187,812	0.30%	to	2.75%	—%	to	—%	27.14%	to	30.29%
2018	3,690,876	$31.859571	to	$37.179413	$81,761,652	0.30%	to	2.75%	—%	to	—%	(2.20)%	to	0.23%
2017	4,719,521	$32.576607	to	$37.095472	$105,474,239	0.30%	to	2.75%	—%	to	—%	26.91%	to	30.06%
2016	6,005,130	$25.668615	to	$28.522519	$103,653,883	0.30%	to	2.75%	0.43%	to	0.44%	(3.19)%	to	(0.79)%
Hartford High Yield HLS Fund+
2020	—	$22.861862	to	$24.261240	$—	0.30%	to	2.75%	9.32%	to	10.68%	(0.15)%	to	2.06%
2019	1,144,624	$22.897263	to	$23.770910	$22,147,533	0.30%	to	2.75%	4.43%	to	6.31%	11.94%	to	14.71%
2018	1,291,276	$20.455033	to	$20.721722	$22,161,978	0.30%	to	2.75%	5.27%	to	6.80%	(6.06)%	to	(3.73)%
2017	1,518,613	$21.525513	to	$21.775628	$27,273,539	0.30%	to	2.75%	5.18%	to	6.35%	4.69%	to	7.28%
2016	1,784,247	$20.064318	to	$20.800753	$30,002,601	0.30%	to	2.75%	6.07%	to	6.18%	11.15%	to	13.91%
Hartford International Opportunities HLS Fund
2020	1,595,382	$22.686433	to	$25.826368	$25,943,090	0.50%	to	2.75%	1.54%	to	1.92%	17.18%	to	19.85%
2019	1,893,376	$19.359982	to	$21.549247	$25,954,962	0.50%	to	2.75%	1.83%	to	1.86%	23.00%	to	25.80%
2018	2,255,164	$15.740108	to	$17.459030	$24,805,799	0.30%	to	2.75%	—%	to	1.97%	(20.95)%	to	(18.99)%
2017	2,335,203	$19.912101	to	$21.551337	$32,179,511	0.30%	to	2.75%	1.38%	to	1.45%	21.86%	to	24.88%
2016	2,809,239	$16.340564	to	$17.258079	$31,168,276	0.30%	to	2.75%	—%	to	1.69%	(1.49)%	to	0.95%
Hartford MidCap Growth HLS Fund+
2020	—	$32.768420	to	$46.094014	$—	0.75%	to	2.75%	—%	to	—%	22.91%	to	25.13%
2019	229,685	$26.187676	to	$37.502931	$5,913,258	0.75%	to	2.75%	0.52%	to	0.53%	36.00%	to	38.74%
2018	217,690	$18.875074	to	$27.576520	$4,066,365	0.75%	to	2.75%	0.67%	to	0.81%	(12.49)%	to	(10.72)%
2017	254,084	$21.142541	to	$31.513895	$5,336,612	0.75%	to	2.75%	—%	to	—%	11.32%	to	13.57%
2016	285,147	$18.452482	to	$28.423377	$5,289,564	0.85%	to	2.70%	0.88%	to	1.48%	13.38%	to	15.50%
Hartford MidCap HLS Fund+
2020♦	516,206	$11.922760	to	$12.014847	$6,182,088	0.75%	to	2.75%	0.05%	to	0.05%	19.23%	to	20.15%
Hartford Ultrashort Bond HLS Fund+

2020	98,403,523	$7.725870	to	$10.326324	$133,152,337	0.30%	to	2.80%	2.00%	to	2.75%	(1.36)%	to	0.97%
2019	98,205,746	$7.832605	to	$10.227567	$115,074,616	0.30%	to	2.80%	1.67%	to	1.85%	(0.03)%	to	2.24%
2018	113,630,044	$7.834631	to	$10.003964	$134,005,501	0.30%	to	2.80%	0.92%	to	1.14%	(1.24)%	to	0.97%
2017	117,103,265	$7.932890	to	$9.907999	$135,483,984	0.30%	to	2.80%	0.50%	to	0.68%	(1.78)%	to	0.50%
2016	137,441,753	$8.076279	to	$9.858641	$164,861,963	0.30%	to	2.80%	0.17%	to	0.47%	(1.82)%	to	0.34%
Hartford Small Company HLS Fund
2020	212,058	$50.618292	to	$61.469444	$8,299,316	0.30%	to	2.70%	—%	to	—%	51.38%	to	55.05%
2019	305,316	$33.437917	to	$39.644606	$7,933,115	0.30%	to	2.70%	—%	to	—%	33.35%	to	36.59%
2018	403,212	$24.949259	to	$29.025186	$7,829,177	0.30%	to	2.75%	—%	to	—%	(6.83)%	to	(4.52)%
2017	459,894	$26.778910	to	$30.398870	$9,371,476	0.30%	to	2.75%	—%	to	—%	22.94%	to	25.98%
2016	574,346	$21.782727	to	$24.129307	$9,304,990	0.30%	to	2.75%	—%	to	—%	(0.72)%	to	1.74%
Hartford SmallCap Growth HLS Fund
2020	170,120	$45.333541	to	$55.691814	$7,246,406	0.85%	to	2.70%	—%	to	—%	29.65%	to	32.07%
2019	223,561	$34.325486	to	$42.955144	$7,206,461	0.85%	to	2.70%	—%	to	—%	32.20%	to	34.67%
2018	254,160	$25.489508	to	$32.493141	$6,128,516	0.85%	to	2.70%	—%	to	—%	(14.05)%	to	(12.45)%
2017	270,646	$29.113197	to	$37.806308	$7,539,079	0.85%	to	2.70%	0.04%	to	0.04%	16.88%	to	19.06%
2016	262,837	$24.452916	to	$32.347106	$6,187,974	0.85%	to	2.70%	0.15%	to	0.16%	9.38%	to	11.42%
Hartford Stock HLS Fund
2020	93,608	$30.213209	to	$39.025590	$2,658,770	0.75%	to	2.75%	1.73%	to	1.76%	9.04%	to	11.24%
2019	113,659	$27.160468	to	$35.791325	$2,970,045	0.75%	to	2.75%	1.62%	to	1.70%	27.66%	to	30.24%
2018	124,953	$20.854119	to	$28.035981	$2,514,293	0.75%	to	2.75%	1.57%	to	1.60%	(2.85)%	to	(0.89)%
2017	142,368	$21.041260	to	$28.859313	$2,911,375	0.75%	to	2.75%	1.81%	to	1.86%	16.60%	to	18.95%
2016	160,751	$17.688900	to	$24.751131	$2,749,650	0.75%	to	2.75%	1.82%	to	1.90%	4.50%	to	6.61%
Hartford U.S. Government Securities HLS Fund+
2020	—	$9.991558	to	$13.275133	$—	0.30%	to	2.75%	—%	to	3.29%	3.15%	to	5.42%
2019	1,317,015	$9.686500	to	$12.592108	$14,069,392	0.30%	to	2.75%	1.66%	to	2.54%	2.36%	to	4.90%
2018	1,512,220	$9.462938	to	$11.777786	$15,525,640	0.50%	to	2.75%	2.24%	to	2.40%	(1.89)%	to	0.34%
2017	2,015,426	$9.645033	to	$11.938637	$20,782,466	0.30%	to	2.75%	—%	to	1.26%	(1.43)%	to	1.01%
2016	2,282,900	$9.784952	to	$11.818688	$23,603,588	0.30%	to	2.75%	1.52%	to	2.28%	(1.21)%	to	1.24%
Hartford Value HLS Fund+
2020	—	$25.528346	to	$31.420519	$—	0.50%	to	2.70%	1.13%	to	1.75%	(4.94)%	to	(3.04)%
2019	464,467	$26.854087	to	$32.406476	$10,499,079	0.50%	to	2.70%	1.95%	to	2.03%	24.31%	to	27.07%
2018	599,285	$21.602618	to	$25.502106	$10,715,374	0.50%	to	2.70%	1.36%	to	1.55%	(12.58)%	to	(10.63)%
2017	706,916	$24.710029	to	$28.535135	$14,268,660	0.50%	to	2.70%	1.14%	to	1.83%	12.37%	to	14.86%

2016	858,340	$21.990602	to	$24.842421	$15,091,684	0.50%	to	2.70%	1.71%	to	1.72%	10.67%	to	13.13%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2020	339,677	$21.325736	to	$27.513897	$8,007,610	0.30%	to	1.50%	1.28%	to	1.30%	0.26%	to	1.47%
2019	348,920	$21.270769	to	$27.115679	$8,131,876	0.30%	to	1.50%	1.27%	to	1.29%	19.71%	to	21.15%
2018	431,468	$17.768894	to	$22.381671	$8,360,895	0.30%	to	1.50%	1.48%	to	1.52%	(9.52)%	to	(8.43)%
2017	489,396	$19.639304	to	$24.442408	$10,425,364	0.30%	to	1.50%	1.01%	to	1.08%	10.90%	to	12.24%
2016	590,335	$17.709076	to	$21.777355	$11,260,482	0.30%	to	1.50%	1.13%	to	1.16%	14.02%	to	15.40%
Lord Abbett Series Fund - Dividend Growth Portfolio+
2020	435,309	$30.351644	to	$32.010824	$12,212,643	0.85%	to	2.70%	0.99%	to	1.00%	12.34%	to	14.44%
2019	503,414	$26.522169	to	$28.494124	$12,422,002	0.85%	to	2.70%	1.21%	to	1.65%	23.08%	to	25.38%
2018	580,067	$21.153997	to	$23.150651	$11,512,131	0.85%	to	2.70%	1.56%	to	1.78%	(7.21)%	to	(5.48)%
2017	744,634	$22.380222	to	$24.950037	$15,778,135	0.85%	to	2.70%	1.39%	to	1.65%	15.95%	to	18.12%
2016	829,625	$18.947640	to	$21.517417	$15,026,874	0.85%	to	2.70%	1.51%	to	1.73%	12.04%	to	14.13%
Lord Abbett Series Fund - Bond Debenture Portfolio
2020	1,277,240	$21.258370	to	$22.069358	$25,427,299	0.30%	to	2.75%	—%	to	3.91%	4.39%	to	6.98%
2019	1,403,234	$20.363491	to	$20.628919	$26,401,905	0.30%	to	2.75%	3.90%	to	4.60%	10.28%	to	13.01%
2018	1,623,048	$18.253325	to	$18.465138	$27,322,304	0.30%	to	2.75%	2.06%	to	4.34%	(6.62)%	to	(4.31)%
2017	1,944,938	$19.074756	to	$19.774784	$34,529,633	0.30%	to	2.75%	4.24%	to	5.27%	6.25%	to	8.88%
2016	2,191,012	$17.518370	to	$18.611543	$36,091,538	0.30%	to	2.75%	2.34%	to	4.59%	9.09%	to	11.80%
Lord Abbett Series Fund - Growth and Income Portfolio
2020	222,717	$23.964248	to	$26.733735	$4,345,495	0.50%	to	2.70%	1.42%	to	1.63%	(0.04)%	to	2.19%
2019	254,257	$23.973427	to	$26.162084	$4,885,617	0.50%	to	2.70%	1.14%	to	1.66%	19.23%	to	21.88%
2018	318,328	$20.106254	to	$21.464992	$5,145,419	0.50%	to	2.70%	1.30%	to	1.39%	(10.59)%	to	(8.60)%
2017	358,117	$22.488239	to	$23.485274	$6,380,452	0.50%	to	2.70%	1.30%	to	1.35%	10.36%	to	12.82%
2016	451,693	$20.376761	to	$20.817381	$7,083,092	0.50%	to	2.70%	1.17%	to	1.38%	13.99%	to	16.53%
MFS® Growth Series
2020	4,203,094	$54.121821	to	$63.315526	$136,880,944	0.30%	to	2.80%	—%	to	—%	28.22%	to	31.14%
2019	5,093,709	$42.210773	to	$48.280216	$128,071,253	0.30%	to	2.80%	—%	to	—%	34.34%	to	37.37%
2018	6,133,274	$31.421847	to	$35.147304	$113,877,939	0.30%	to	2.80%	—%	to	0.09%	(0.17)%	to	2.10%
2017	7,074,218	$31.474515	to	$34.422833	$129,988,680	0.30%	to	2.80%	—%	to	0.10%	27.78%	to	30.69%
2016	8,637,030	$24.631996	to	$26.339016	$122,778,839	0.30%	to	2.80%	—%	to	0.05%	(0.39)%	to	1.87%
MFS® Global Equity Series
2020	441,123	$30.805206	to	$43.333033	$14,819,542	0.85%	to	2.80%	1.14%	to	1.18%	10.16%	to	12.33%
2019	515,166	$27.964174	to	$38.576897	$15,510,757	0.85%	to	2.80%	1.06%	to	1.07%	26.97%	to	29.46%

2018	604,591	$22.025073	to	$29.797244	$14,187,572	0.85%	to	2.80%	0.93%	to	0.97%	(12.24)%	to	(10.51)%
2017	677,506	$25.095961	to	$33.295481	$17,955,365	0.85%	to	2.80%	0.83%	to	0.84%	20.65%	to	23.02%
2016	792,564	$20.801372	to	$27.065192	$17,286,675	0.85%	to	2.80%	0.94%	to	1.00%	4.38%	to	6.44%
MFS® Investors Trust Series
2020	4,174,746	$33.438558	to	$41.097703	$106,269,699	0.30%	to	2.80%	—%	to	0.58%	10.72%	to	13.26%
2019	4,725,447	$30.199846	to	$36.286223	$107,691,405	0.30%	to	2.80%	—%	to	0.67%	27.95%	to	30.85%
2018	5,562,235	$23.603351	to	$27.208442	$98,100,581	0.50%	to	2.80%	0.44%	to	0.67%	(8.10)%	to	(6.18)%
2017	6,645,003	$25.683454	to	$28.999979	$125,968,764	0.50%	to	2.80%	0.55%	to	0.59%	19.94%	to	22.41%
2016	7,912,747	$21.413220	to	$23.690084	$123,783,570	0.50%	to	2.80%	0.59%	to	0.86%	5.59%	to	7.78%
MFS® Mid Cap Growth Series
2020	3,009,086	$24.760771	to	$58.698293	$62,012,330	0.70%	to	2.80%	—%	to	—%	32.71%	to	35.53%
2019	3,452,452	$18.269827	to	$44.229437	$53,237,801	0.70%	to	2.80%	—%	to	—%	34.83%	to	37.69%
2018	3,792,952	$13.268367	to	$32.802850	$43,126,770	0.70%	to	2.80%	—%	to	—%	(1.56)%	to	0.53%
2017	3,995,361	$13.198596	to	$33.323344	$45,491,916	0.70%	to	2.80%	0.12%	to	0.12%	23.49%	to	26.11%
2016	4,642,247	$10.465894	to	$26.984205	$42,265,469	0.70%	to	2.80%	—%	to	—%	2.01%	to	4.18%
MFS® New Discovery Series
2020	1,977,726	$36.808596	to	$68.934908	$92,010,570	0.30%	to	2.80%	—%	to	—%	41.86%	to	45.15%
2019	2,455,801	$25.359412	to	$48.592365	$80,406,264	0.30%	to	2.80%	—%	to	—%	37.79%	to	40.85%
2018	2,889,259	$18.004396	to	$35.265658	$67,501,124	0.30%	to	2.80%	—%	to	—%	(4.20)%	to	(2.01)%
2017	3,381,773	$18.373911	to	$36.811059	$81,873,280	0.30%	to	2.80%	—%	to	—%	23.16%	to	25.95%
2016	4,050,785	$14.587915	to	$29.888778	$78,731,933	0.30%	to	2.80%	—%	to	—%	6.04%	to	8.47%
MFS® Total Return Series
2020	12,903,213	$21.260098	to	$25.440330	$316,131,503	0.50%	to	2.80%	2.02%	to	2.33%	6.78%	to	8.97%
2019	14,239,045	$19.909961	to	$23.841697	$324,003,945	0.30%	to	2.80%	1.83%	to	2.32%	17.06%	to	19.76%
2018	16,356,311	$17.008213	to	$19.533646	$314,878,710	0.50%	to	2.80%	2.01%	to	2.20%	(8.22)%	to	(6.34)%
2017	18,942,270	$18.531286	to	$20.856045	$392,914,262	0.50%	to	2.80%	2.18%	to	2.33%	9.20%	to	11.47%
2016	21,338,580	$16.970149	to	$18.710636	$402,120,648	0.50%	to	2.80%	2.72%	to	3.44%	6.08%	to	8.27%
MFS® Value Series
2020	6,149,126	$28.427263	to	$34.628548	$188,125,615	0.30%	to	2.80%	1.22%	to	1.37%	0.62%	to	2.91%
2019	6,646,655	$28.253107	to	$33.648755	$200,487,244	0.30%	to	2.80%	0.89%	to	2.13%	26.22%	to	29.12%
2018	7,949,863	$22.384386	to	$26.060543	$188,324,052	0.30%	to	2.80%	1.34%	to	1.60%	(12.57)%	to	(10.62)%
2017	9,268,810	$25.602921	to	$29.158588	$248,060,668	0.30%	to	2.80%	1.95%	to	2.80%	14.40%	to	17.00%
2016	10,966,308	$22.379369	to	$24.922682	$251,725,979	0.30%	to	2.80%	1.48%	to	2.33%	10.94%	to	13.43%
MFS® Total Return Bond Series

2020	26,519,609	$14.131653	to	$16.807267	$419,720,767	0.30%	to	2.80%	3.19%	to	3.31%	5.47%	to	7.85%
2019	28,555,926	$13.398268	to	$15.584006	$423,526,367	0.30%	to	2.80%	2.70%	to	3.42%	7.16%	to	9.59%
2018	30,203,152	$12.502604	to	$14.220199	$412,528,001	0.30%	to	2.80%	2.42%	to	3.24%	(3.82)%	to	(1.62)%
2017	35,811,847	$12.998837	to	$14.454941	$502,285,810	0.30%	to	2.80%	2.62%	to	3.40%	1.57%	to	3.87%
2016	38,148,403	$12.797583	to	$13.916194	$520,214,626	0.30%	to	2.80%	1.84%	to	4.02%	1.36%	to	3.70%
MFS® Research Series
2020	516,944	$37.722972	to	$38.721351	$17,695,642	0.85%	to	2.80%	0.70%	to	0.71%	13.37%	to	15.61%
2019	610,051	$33.272925	to	$33.494040	$18,194,507	0.85%	to	2.80%	0.77%	to	0.77%	29.28%	to	31.82%
2018	689,800	$25.408533	to	$25.737662	$15,758,840	0.85%	to	2.80%	0.67%	to	0.68%	(7.01)%	to	(5.18)%
2017	816,125	$26.796181	to	$27.678174	$19,827,240	0.85%	to	2.80%	1.33%	to	1.34%	19.96%	to	22.32%
2016	980,543	$21.905803	to	$23.072039	$19,606,867	0.85%	to	2.80%	0.77%	to	0.78%	5.73%	to	7.82%
MFS® High Yield Portfolio
2020	4,656,625	$11.979282	to	$13.868809	$59,909,066	0.85%	to	2.80%	5.62%	to	5.94%	2.19%	to	4.20%
2019	5,272,232	$11.723106	to	$13.310228	$65,743,224	0.85%	to	2.80%	5.69%	to	5.80%	11.64%	to	13.84%
2018	6,009,940	$10.500893	to	$11.692453	$66,479,236	0.85%	to	2.80%	5.23%	to	5.59%	(5.76)%	to	(3.90)%
2017	7,094,251	$11.142162	to	$12.166841	$82,430,207	0.85%	to	2.80%	5.99%	to	6.51%	3.74%	to	5.78%
2016	8,167,930	$10.740269	to	$11.501580	$90,637,053	0.85%	to	2.80%	6.80%	to	7.13%	10.68%	to	12.86%
BlackRock Managed Volatility V.I. Fund
2020	16,718,927	$10.148217	to	$10.503914	$172,259,392	0.30%	to	1.50%	3.57%	to	3.91%	1.71%	to	2.94%
2019	17,999,683	$9.977691	to	$10.204233	$181,417,022	0.30%	to	1.50%	3.12%	to	3.33%	0.33%	to	1.54%
2018♦	18,917,925	$9.944640	to	$10.049156	$189,034,748	0.30%	to	1.50%	1.47%	to	1.56%	(0.55)%	to	0.49%
BlackRock Global Allocation V.I. Fund
2020	175,215	$16.203754	to	$17.892685	$2,972,635	0.50%	to	1.50%	1.12%	to	1.24%	18.91%	to	20.11%
2019	208,799	$13.626681	to	$14.897373	$2,964,117	0.50%	to	1.50%	0.89%	to	0.97%	16.00%	to	17.17%
2018	249,993	$11.746905	to	$12.714556	$3,050,152	0.50%	to	1.50%	0.75%	to	0.87%	(8.96)%	to	(8.04)%
2017	322,727	$12.902316	to	$14.018676	$4,288,316	0.30%	to	1.50%	—%	to	1.26%	12.02%	to	13.37%
2016	371,023	$11.518333	to	$12.365724	$4,374,530	0.30%	to	1.50%	0.85%	to	1.27%	2.26%	to	3.49%
BlackRock S&P 500 Index V.I. Fund
2020	1,729,473	$13.758540	to	$14.240813	$24,120,303	0.30%	to	1.50%	1.01%	to	1.51%	16.17%	to	17.57%
2019	2,203,268	$11.843536	to	$12.067255	$26,337,235	0.50%	to	1.50%	1.71%	to	1.83%	29.02%	to	30.32%
2018♦	2,949,855	$9.179496	to	$9.259866	$27,195,572	0.50%	to	1.50%	0.87%	to	0.98%	(8.21)%	to	(7.40)%
BlackRock Large Cap Focus Growth V.I. Fund
2020	33,025	$39.194292	to	$39.499726	$1,452,654	1.40%	to	2.55%	—%	to	—%	40.13%	to	41.75%
2019	31,924	$27.866648	to	$27.970691	$945,925	1.40%	to	2.55%	—%	to	—%	29.36%	to	30.86%

2018	37,538	$21.295723	to	$22.114518	$852,663	1.40%	to	2.40%	—%	to	—%	0.57%	to	1.58%
2017	32,732	$20.964346	to	$21.989346	$713,429	1.40%	to	2.40%	0.04%	to	0.04%	26.49%	to	27.76%
2016	34,067	$16.409527	to	$24.847190	$587,231	1.40%	to	2.60%	—%	to	0.58%	5.12%	to	6.38%
BlackRock Equity Dividend V.I. Fund
2020	247,229	$22.158237	to	$24.467754	$5,780,783	0.50%	to	1.50%	1.99%	to	2.00%	2.03%	to	3.05%
2019	263,654	$21.717742	to	$23.742678	$6,014,127	0.50%	to	1.50%	1.66%	to	1.82%	25.56%	to	26.82%
2018	330,993	$17.296234	to	$18.720835	$5,983,949	0.50%	to	1.50%	1.70%	to	1.73%	(8.79)%	to	(7.88)%
2017	366,948	$18.964125	to	$20.321731	$7,235,392	0.50%	to	1.50%	1.52%	to	1.56%	14.76%	to	15.91%
2016	459,446	$16.525564	to	$17.741094	$7,837,733	0.30%	to	1.50%	0.43%	to	1.57%	14.33%	to	15.71%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2020	25,042	$11.871423	to	$12.942491	$317,614	1.35%	to	2.50%	2.57%	to	2.68%	4.89%	to	6.11%
2019	48,296	$11.317636	to	$12.197706	$576,034	1.35%	to	2.50%	2.85%	to	3.79%	7.88%	to	9.13%
2018	54,489	$10.490950	to	$11.177474	$598,806	1.35%	to	2.50%	2.29%	to	2.30%	(3.36)%	to	(2.24)%
2017	57,811	$10.855365	to	$11.433487	$650,807	1.35%	to	2.50%	2.65%	to	2.89%	3.28%	to	4.47%
2016	58,272	$10.510559	to	$10.943776	$627,324	1.35%	to	2.50%	1.66%	to	1.66%	3.25%	to	4.44%
Morgan Stanley VIF Growth Portfolio
2020	53,789	$55.666283	to	$60.685679	$3,171,223	1.35%	to	2.50%	—%	to	—%	111.42%	to	113.86%
2019	71,462	$26.329522	to	$28.376220	$1,981,141	1.35%	to	2.50%	—%	to	—%	28.23%	to	29.71%
2018	89,228	$20.533733	to	$21.877160	$1,912,946	1.35%	to	2.50%	—%	to	—%	4.65%	to	5.86%
2017	104,276	$19.621835	to	$20.666424	$2,120,267	1.35%	to	2.50%	—%	to	—%	39.30%	to	40.91%
2016	122,888	$14.086260	to	$14.666750	$1,780,243	1.35%	to	2.50%	—%	to	—%	(4.35)%	to	(3.24)%
Morgan Stanley VIF Discovery Portfolio
2020	241,229	$72.956541	to	$100.452206	$16,754,787	0.75%	to	2.75%	—%	to	—%	145.22%	to	150.16%
2019	359,511	$29.163487	to	$40.963429	$10,190,301	0.75%	to	2.75%	—%	to	—%	36.18%	to	38.92%
2018	436,965	$20.992792	to	$30.081415	$9,038,625	0.75%	to	2.75%	—%	to	—%	7.53%	to	9.70%
2017	566,431	$19.136337	to	$27.975403	$10,679,916	0.75%	to	2.75%	—%	to	—%	34.84%	to	37.56%
2016	660,504	$13.911017	to	$20.746745	$9,081,317	0.75%	to	2.75%	—%	to	—%	(11.32)%	to	(9.52)%
Invesco V.I. American Value Fund
2020	351,958	$21.150556	to	$28.207094	$7,392,671	0.85%	to	2.70%	0.67%	to	0.71%	(1.83)%	to	—%
2019	367,044	$21.149754	to	$28.732744	$7,803,167	0.85%	to	2.70%	0.41%	to	0.46%	21.39%	to	23.66%
2018	383,179	$17.103787	to	$23.669420	$6,649,337	0.85%	to	2.70%	0.19%	to	0.19%	(15.19)%	to	(13.60)%
2017	486,864	$19.797010	to	$27.908531	$9,762,560	0.85%	to	2.70%	0.59%	to	0.61%	6.76%	to	8.75%
2016	524,313	$18.203574	to	$26.141135	$9,695,149	0.85%	to	2.70%	0.12%	to	0.13%	12.15%	to	14.24%
BlackRock Capital Appreciation V.I. Fund

2020	138,263	$34.280772	to	$37.853614	$5,059,800	0.50%	to	1.50%	—%	to	—%	39.41%	to	40.81%
2019	197,264	$24.589436	to	$26.882304	$5,149,701	0.50%	to	1.50%	—%	to	—%	29.59%	to	30.89%
2018	258,112	$18.974761	to	$20.537687	$5,175,559	0.50%	to	1.50%	—%	to	—%	0.61%	to	1.62%
2017	309,859	$18.860184	to	$20.210434	$6,134,935	0.50%	to	1.50%	—%	to	—%	30.97%	to	32.28%
2016	449,402	$14.400641	to	$15.278228	$6,737,155	0.50%	to	1.50%	—%	to	—%	(1.62)%	to	(0.63)%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+
2020♦	658,006	$14.232850	to	$14.430906	$9,431,487	0.75%	to	2.75%	—%	to	—%	42.33%	to	44.31%
Invesco Oppenheimer V.I. Capital Appreciation Fund
2020	67,896	$31.979744	to	$43.070737	$2,110,960	0.85%	to	2.75%	—%	to	—%	32.55%	to	35.09%
2019	83,918	$23.673502	to	$32.494995	$1,935,835	0.85%	to	2.75%	—%	to	—%	32.17%	to	34.70%
2018	93,111	$17.575314	to	$24.586540	$1,605,464	0.85%	to	2.75%	—%	to	—%	(8.51)%	to	(6.75)%
2017	116,652	$18.847828	to	$26.872804	$2,143,118	0.85%	to	2.75%	0.01%	to	0.01%	23.08%	to	25.43%
2016	122,044	$15.026166	to	$21.834458	$1,795,609	0.85%	to	2.75%	0.11%	to	0.12%	(5.08)%	to	(3.26)%
Invesco Oppenheimer V.I. Global Fund
2020	317,265	$28.412144	to	$36.414905	$8,633,558	0.75%	to	2.70%	0.46%	to	0.46%	23.95%	to	26.39%
2019	388,080	$22.480450	to	$29.379437	$8,456,104	0.75%	to	2.70%	0.64%	to	0.64%	27.96%	to	30.47%
2018	470,554	$17.229964	to	$22.844788	$7,883,824	0.75%	to	2.75%	—%	to	0.76%	(15.74)%	to	(14.04)%
2017	603,990	$19.848103	to	$27.113411	$11,748,456	0.85%	to	2.75%	0.73%	to	0.74%	32.63%	to	35.17%
2016	704,970	$14.684228	to	$20.443601	$10,102,954	0.85%	to	2.75%	0.76%	to	0.79%	(2.87)%	to	(1.00)%
Invesco Oppenheimer V.I. Main Street Fund®++
2020	146,831	$28.199727	to	$34.450876	$4,024,432	0.85%	to	2.75%	1.18%	to	1.19%	10.61%	to	12.73%
2019	158,494	$25.014872	to	$31.146070	$3,853,090	0.85%	to	2.75%	0.82%	to	0.82%	28.17%	to	30.62%
2018	184,688	$19.150336	to	$24.300801	$3,443,956	0.85%	to	2.75%	0.80%	to	0.97%	(10.59)%	to	(8.88)%
2017	229,122	$21.015465	to	$27.179393	$4,721,825	0.85%	to	2.75%	1.28%	to	1.29%	13.47%	to	15.65%
2016	131,697	$18.171861	to	$23.952233	$2,364,205	0.85%	to	2.75%	0.85%	to	0.86%	8.28%	to	10.36%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++
2020	405,759	$32.055781	to	$40.064537	$12,455,660	0.75%	to	2.75%	0.36%	to	0.36%	16.39%	to	18.74%
2019	454,024	$26.996174	to	$34.422168	$11,802,094	0.75%	to	2.75%	—%	to	—%	22.72%	to	25.19%
2018	484,996	$21.563857	to	$28.050269	$10,136,779	0.75%	to	2.75%	0.06%	to	0.06%	(12.97)%	to	(11.21)%
2017	576,630	$24.285483	to	$32.229329	$13,657,970	0.75%	to	2.75%	0.64%	to	0.65%	10.82%	to	13.06%
2016	749,599	$21.480284	to	$29.082018	$15,735,710	0.75%	to	2.75%	0.25%	to	0.25%	14.48%	to	16.79%
Putnam VT Diversified Income Fund
2020	1,814,681	$16.077243	to	$18.464522	$27,098,261	0.75%	to	2.75%	7.48%	to	7.50%	(3.59)%	to	(1.64)%
2019	1,872,504	$16.346098	to	$19.152513	$28,636,833	0.75%	to	2.75%	2.60%	to	3.12%	8.21%	to	10.40%

2018	2,156,710	$14.806364	to	$17.698731	$30,081,445	0.75%	to	2.75%	4.18%	to	4.21%	(3.67)%	to	(1.72)%
2017	2,508,788	$15.065752	to	$18.372651	$35,835,823	0.75%	to	2.75%	5.39%	to	5.49%	4.22%	to	6.32%
2016	2,877,125	$14.169873	to	$17.629106	$38,912,966	0.75%	to	2.75%	6.98%	to	7.10%	2.56%	to	4.63%
Putnam VT Global Asset Allocation Fund
2020	102,313	$21.775976	to	$27.165979	$2,079,168	0.85%	to	2.40%	—%	to	1.87%	9.65%	to	11.36%
2019	107,541	$18.872712	to	$24.775815	$1,973,903	1.15%	to	2.40%	1.43%	to	1.43%	14.35%	to	15.79%
2018	127,893	$16.298800	to	$21.665735	$2,015,973	1.15%	to	2.40%	1.82%	to	1.83%	(9.46)%	to	(8.32)%
2017	151,952	$17.777749	to	$23.929053	$2,626,171	1.15%	to	2.40%	1.44%	to	1.60%	12.60%	to	14.02%
2016	185,862	$13.899996	to	$15.592001	$2,833,791	1.15%	to	2.45%	—%	to	1.91%	4.13%	to	5.49%
Putnam VT Growth Opportunities Fund
2020	224,512	$25.095714	to	$26.513258	$5,785,337	0.30%	to	1.50%	0.04%	to	0.08%	36.64%	to	38.29%
2019	313,608	$18.365711	to	$19.035053	$5,881,379	0.50%	to	1.50%	0.14%	to	0.15%	34.71%	to	36.06%
2018	470,600	$13.633590	to	$13.990078	$6,518,438	0.50%	to	1.50%	—%	to	—%	0.86%	to	1.87%
2017	547,444	$13.517918	to	$13.776811	$7,472,966	0.30%	to	1.50%	0.11%	to	0.11%	28.96%	to	30.51%
2016♦	740,010	$10.482623	to	$10.556110	$7,784,331	0.30%	to	1.50%	—%	to	—%	4.83%	to	5.56%
Putnam VT International Value Fund
2020	44,389	$10.114857	to	$16.077292	$478,242	1.25%	to	2.40%	2.30%	to	2.45%	1.48%	to	2.65%
2019	45,311	$9.853684	to	$15.843295	$475,243	1.25%	to	2.40%	2.59%	to	2.65%	17.37%	to	18.73%
2018	51,340	$8.299263	to	$13.498161	$450,739	1.25%	to	2.40%	2.02%	to	2.39%	(19.57)%	to	(18.64)%
2017	60,117	$10.200436	to	$16.782350	$651,030	1.25%	to	2.40%	1.50%	to	1.53%	21.74%	to	23.15%
2016	87,253	$8.283132	to	$13.785379	$751,319	1.25%	to	2.40%	2.48%	to	2.52%	(1.29)%	to	(0.15)%
Putnam VT International Equity Fund
2020	83,761	$12.820487	to	$17.866625	$1,074,572	0.85%	to	2.75%	1.60%	to	1.64%	9.06%	to	11.15%
2019	92,264	$11.534710	to	$16.382955	$1,083,193	0.85%	to	2.75%	1.34%	to	1.39%	21.76%	to	24.09%
2018	106,314	$9.396449	to	$13.454862	$957,637	0.75%	to	2.75%	1.16%	to	1.31%	(21.31)%	to	(19.72)%
2017	127,442	$11.704235	to	$17.098285	$1,424,922	0.75%	to	2.75%	0.92%	to	2.21%	23.15%	to	25.63%
2016	159,505	$9.316083	to	$13.884178	$1,422,666	0.75%	to	2.75%	3.32%	to	3.38%	(5.10)%	to	(3.18)%

Putnam VT Multi-Cap Core Fund
2020	5,984	$32.959760	to	$45.598830	$224,852	0.50%	to	1.50%	0.92%	to	0.96%	15.58%	to	16.74%
2019	7,722	$28.516968	to	$39.059945	$248,881	0.50%	to	1.50%	1.13%	to	1.44%	29.67%	to	30.98%
2018	8,572	$21.991171	to	$30.394347	$215,105	0.30%	to	1.50%	—%	to	1.20%	(9.01)%	to	(7.91)%
2017	14,520	$24.168620	to	$32.448772	$405,202	0.50%	to	1.50%	1.13%	to	1.14%	21.03%	to	22.24%
2016	14,833	$19.969294	to	$26.544240	$341,558	0.50%	to	1.50%	1.30%	to	1.33%	10.38%	to	11.49%

Putnam VT Small Cap Value Fund
2020	42,874	$22.096036	to	$28.239224	$900,164	0.75%	to	2.70%	1.08%	to	1.23%	1.19%	to	3.19%
2019	43,704	$21.413659	to	$27.905966	$892,737	0.75%	to	2.70%	0.64%	to	0.65%	20.93%	to	23.31%
2018	45,574	$17.365277	to	$23.075216	$756,534	0.75%	to	2.70%	0.41%	to	0.77%	(22.06)%	to	(20.53)%
2017	57,884	$21.850147	to	$29.607146	$1,228,881	0.75%	to	2.70%	0.69%	to	0.71%	5.00%	to	7.07%
2016	102,907	$20.408106	to	$28.197366	$2,005,834	0.75%	to	2.70%	1.20%	to	1.22%	24.10%	to	26.54%
Putnam VT Equity Income Fund
2020	32,706	$28.175653	to	$39.064389	$1,095,011	0.30%	to	1.50%	—%	to	1.72%	4.23%	to	5.49%
2019	40,681	$27.032683	to	$36.263155	$1,366,375	0.50%	to	1.50%	1.93%	to	2.12%	28.47%	to	29.75%
2018	53,352	$21.042805	to	$27.947538	$1,378,784	0.50%	to	1.50%	0.71%	to	0.77%	(9.85)%	to	(8.94)%
2017	61,404	$23.342323	to	$30.692956	$1,762,744	0.50%	to	1.50%	1.73%	to	2.11%	17.01%	to	18.18%
2016	67,244	$19.949839	to	$25.971361	$1,634,065	0.50%	to	1.50%	1.37%	to	1.91%	11.95%	to	13.08%
PIMCO VIT All Asset Portfolio
2020	44,561	$13.369505	to	$14.762743	$625,049	0.50%	to	1.50%	4.60%	to	4.97%	6.30%	to	7.37%
2019	60,872	$12.576923	to	$13.749444	$792,669	0.50%	to	1.50%	1.96%	to	2.09%	10.08%	to	11.19%
2018	73,708	$11.425188	to	$12.366123	$867,445	0.50%	to	1.50%	2.54%	to	3.08%	(6.85)%	to	(5.92)%
2017	99,058	$12.265947	to	$13.327046	$1,242,297	0.30%	to	1.50%	—%	to	4.36%	11.69%	to	13.04%
2016	119,653	$10.982056	to	$11.789849	$1,336,838	0.30%	to	1.50%	2.48%	to	2.55%	11.22%	to	12.57%
PIMCO StocksPLUS® Global Portfolio
2020	239,112	$16.802412	to	$18.553325	$4,219,162	0.50%	to	1.50%	1.09%	to	1.09%	11.35%	to	12.47%
2019	277,912	$15.089366	to	$16.496037	$4,383,644	0.50%	to	1.50%	1.40%	to	1.51%	25.63%	to	26.89%
2018	352,379	$12.010920	to	$13.000146	$4,406,544	0.50%	to	1.50%	1.51%	to	1.57%	(12.07)%	to	(11.19)%
2017	375,181	$13.659766	to	$14.637587	$5,309,552	0.50%	to	1.50%	3.32%	to	3.36%	21.16%	to	22.38%
2016	501,271	$11.274180	to	$11.961135	$5,816,954	0.50%	to	1.50%	4.99%	to	5.00%	6.14%	to	7.21%
PIMCO VIT Global Managed Asset Allocation Portfolio++
2020	28,046	$13.552839	to	$14.671524	$380,846	0.65%	to	1.45%	8.01%	to	8.46%	15.03%	to	15.96%
2019	36,762	$11.729235	to	$12.652540	$434,769	0.65%	to	1.50%	0.25%	to	2.09%	15.22%	to	16.20%
2018	38,403	$10.179815	to	$11.018292	$393,719	0.50%	to	1.50%	1.20%	to	1.61%	(7.02)%	to	(6.08)%
2017	43,195	$10.947978	to	$11.731778	$475,756	0.50%	to	1.50%	2.11%	to	2.18%	12.30%	to	13.43%
2016	58,554	$9.749097	to	$10.343180	$574,497	0.50%	to	1.50%	2.03%	to	2.49%	2.37%	to	3.40%
Prudential Series Jennison 20/20 Focus Portfolio
2020	152,898	$4.029826	to	$40.249876	$615,189	1.70%	to	2.60%	—%	to	—%	27.07%	to	28.21%
2019	158,684	$3.143028	to	$31.676262	$654,279	1.70%	to	2.60%	—%	to	—%	25.11%	to	26.24%
2018	178,550	$2.489775	to	$25.319208	$567,954	1.70%	to	2.60%	—%	to	—%	(8.14)%	to	(7.31)%

2017	191,786	$2.686226	to	$27.564086	$648,894	1.70%	to	2.60%	—%	to	—%	26.42%	to	27.56%
2016	195,644	$2.105864	to	$21.804014	$517,623	1.70%	to	2.60%	—%	to	—%	(1.37)%	to	(0.48)%
Prudential Series Value Portfolio
2020	155,062	$2.203655	to	$26.358552	$380,229	1.70%	to	2.45%	—%	to	—%	0.65%	to	1.41%
2019	155,158	$2.173014	to	$26.187551	$377,769	1.70%	to	2.45%	—%	to	—%	22.54%	to	23.47%
2018	172,385	$1.760016	to	$21.369927	$337,867	1.70%	to	2.45%	—%	to	—%	(12.41)%	to	(11.75)%
2017	186,068	$1.994303	to	$24.396954	$412,283	1.70%	to	2.45%	—%	to	—%	13.69%	to	14.54%
2016	186,190	$1.741103	to	$21.459662	$362,942	1.70%	to	2.45%	—%	to	—%	8.27%	to	9.09%
Invesco V.I. Growth and Income Fund
2020	1,027,494	$22.183346	to	$24.651166	$23,155,412	0.75%	to	2.75%	2.00%	to	2.07%	(0.91)%	to	1.09%
2019	1,010,366	$21.944393	to	$24.878310	$22,615,666	0.75%	to	2.75%	1.56%	to	2.64%	21.47%	to	23.92%
2018	1,126,164	$17.708926	to	$20.481565	$20,564,113	0.75%	to	2.75%	—%	to	1.76%	(15.94)%	to	(14.24)%
2017	1,312,973	$20.648755	to	$24.475542	$28,015,053	0.75%	to	2.70%	1.27%	to	1.34%	11.00%	to	13.18%
2016	1,593,294	$18.243464	to	$22.050053	$30,094,945	0.75%	to	2.70%	0.90%	to	0.93%	16.25%	to	18.54%
Invesco V.I. Comstock Fund
2020	35,087	$26.112461	to	$31.529939	$1,038,511	1.35%	to	2.50%	2.09%	to	2.21%	(3.53)%	to	(2.41)%
2019	38,836	$27.068034	to	$32.309992	$1,185,366	1.35%	to	2.50%	1.68%	to	1.72%	21.86%	to	23.27%
2018	45,525	$22.212487	to	$26.211385	$1,132,338	1.35%	to	2.50%	1.33%	to	1.44%	(14.53)%	to	(13.54)%
2017	52,795	$25.989208	to	$30.317055	$1,525,950	1.35%	to	2.50%	1.87%	to	1.97%	14.67%	to	16.00%
2016	60,349	$22.663606	to	$26.135580	$1,511,336	1.35%	to	2.50%	0.57%	to	1.30%	14.10%	to	15.42%
Invesco V.I. American Franchise Fund
2020	1,516,013	$31.427475	to	$38.036567	$51,711,503	0.85%	to	2.80%	0.07%	to	0.07%	38.43%	to	41.15%
2019	1,691,339	$22.703518	to	$26.947741	$41,267,099	0.85%	to	2.80%	—%	to	—%	32.98%	to	35.60%
2018	2,051,090	$17.072275	to	$19.873018	$37,338,516	0.85%	to	2.80%	—%	to	—%	(6.29)%	to	(4.44)%
2017	2,346,130	$18.217547	to	$20.796354	$45,202,691	0.85%	to	2.80%	0.08%	to	0.08%	23.83%	to	26.26%
2016	2,640,515	$14.711905	to	$16.470522	$40,794,351	0.85%	to	2.80%	—%	to	—%	(0.56)%	to	1.40%
Invesco V.I. Mid Cap Growth Fund+
2020	—	$18.651435	to	$21.689840	$—	0.75%	to	2.80%	—%	to	—%	(0.92)%	to	(0.07)%
2019	390,489	$18.897727	to	$21.706093	$7,888,328	0.75%	to	2.75%	—%	to	—%	30.70%	to	33.00%
2018	444,748	$14.458749	to	$16.319859	$6,815,854	0.75%	to	2.75%	—%	to	—%	(8.15)%	to	(6.58)%
2017	471,289	$15.740859	to	$17.468796	$7,784,288	0.75%	to	2.75%	—%	to	—%	19.17%	to	21.23%
2016	543,581	$13.208587	to	$14.409714	$7,486,452	0.75%	to	2.75%	—%	to	—%	(1.98)%	to	(0.18)%
Wells Fargo VT Index Asset Allocation Fund
2020	86,558	$3.084251	to	$28.757519	$304,477	1.35%	to	2.45%	0.82%	to	0.82%	13.77%	to	15.03%

2019	97,246	$2.681360	to	$25.277336	$293,048	1.35%	to	2.45%	1.09%	to	1.10%	17.25%	to	18.55%
2018	103,599	$2.261876	to	$21.558506	$261,041	1.35%	to	2.45%	0.97%	to	0.98%	(5.25)%	to	(4.21)%
2017	136,685	$2.361191	to	$22.754105	$343,670	1.35%	to	2.45%	0.74%	to	0.75%	9.53%	to	10.74%
2016	171,895	$2.132126	to	$20.773850	$375,501	1.35%	to	2.45%	0.87%	to	0.88%	5.06%	to	6.23%
Wells Fargo VT International Equity Fund
2020	34,214	$13.831618	to	$15.610776	$507,091	1.35%	to	2.50%	2.62%	to	2.66%	2.34%	to	3.52%
2019	33,256	$13.515446	to	$15.079507	$478,152	1.35%	to	2.50%	3.67%	to	3.73%	12.64%	to	13.94%
2018	36,525	$11.998951	to	$13.234580	$462,627	1.35%	to	2.50%	11.69%	to	11.78%	(19.32)%	to	(18.39)%
2017	36,117	$14.872611	to	$16.216451	$562,928	1.35%	to	2.50%	2.79%	to	2.84%	21.27%	to	22.67%
2016	40,902	$12.263971	to	$13.219323	$522,678	1.35%	to	2.50%	2.91%	to	2.91%	0.74%	to	1.91%
Wells Fargo VT Small Cap Growth Fund
2020	164,409	$4.855858	to	$5.990778	$1,252,243	1.35%	to	2.50%	—%	to	—%	53.89%	to	55.67%
2019	218,872	$3.155376	to	$3.848392	$973,338	1.35%	to	2.50%	—%	to	—%	21.75%	to	23.16%
2018	255,926	$2.591647	to	$3.124766	$1,033,121	1.35%	to	2.50%	—%	to	—%	(1.19)%	to	(0.05)%
2017	316,990	$2.622931	to	$3.126305	$1,147,166	1.35%	to	2.50%	—%	to	—%	22.75%	to	24.17%
2016	373,672	$2.136739	to	$2.517721	$1,091,250	1.35%	to	2.50%	—%	to	—%	5.09%	to	6.30%
Wells Fargo VT Discovery Fund
2020	14,888	$66.999860	to	$71.048827	$985,877	1.35%	to	2.45%	—%	to	—%	58.72%	to	60.47%
2019	13,563	$41.751703	to	$44.763851	$556,999	1.35%	to	2.45%	—%	to	—%	35.66%	to	37.16%
2018	17,491	$30.440346	to	$32.996795	$531,411	1.35%	to	2.45%	—%	to	—%	(9.31)%	to	(8.31)%
2017	21,272	$33.198862	to	$36.385309	$704,194	1.35%	to	2.45%	—%	to	—%	26.01%	to	27.40%
2016	28,832	$26.058826	to	$28.875454	$750,663	1.35%	to	2.45%	—%	to	—%	5.04%	to	6.20%
Wells Fargo VT Opportunity Fund
2020	1,612	$30.296199	to	$32.750950	$52,648	1.85%	to	2.35%	0.36%	to	0.47%	18.20%	to	18.79%
2019	2,880	$25.632132	to	$28.180488	$78,483	1.70%	to	2.35%	0.28%	to	0.28%	28.42%	to	29.25%
2018	3,035	$19.960218	to	$22.864295	$64,158	1.35%	to	2.35%	—%	to	0.19%	(9.30)%	to	(8.39)%
2017	5,297	$22.007660	to	$24.958614	$121,892	1.35%	to	2.35%	0.67%	to	0.67%	17.64%	to	18.82%
2016	6,844	$18.707191	to	$21.004678	$133,877	1.35%	to	2.35%	0.04%	to	2.02%	9.62%	to	10.72%
MFS® Core Equity Portfolio
2020	986,834	$18.490912	to	$20.629950	$19,413,346	0.95%	to	2.80%	0.71%	to	0.72%	15.43%	to	17.59%
2019	1,044,681	$16.019026	to	$17.544576	$17,620,027	0.95%	to	2.80%	0.80%	to	0.81%	29.52%	to	31.93%
2018	1,149,446	$12.368389	to	$13.298062	$14,820,550	0.95%	to	2.80%	0.67%	to	0.68%	(6.49)%	to	(4.74)%
2017	1,301,543	$13.226438	to	$13.959757	$17,755,749	0.95%	to	2.80%	0.70%	to	0.94%	21.38%	to	23.65%
2016	1,406,415	$10.896598	to	$11.290111	$15,638,928	0.95%	to	2.80%	0.75%	to	0.78%	8.30%	to	10.32%

MFS® Massachusetts Investors Growth Stock Portfolio
2020	1,494,784	$20.524845	to	$23.035049	$32,630,214	0.85%	to	2.80%	0.45%	to	0.55%	19.14%	to	21.49%
2019	1,772,969	$17.227055	to	$18.960641	$32,083,136	0.85%	to	2.80%	0.54%	to	0.57%	36.09%	to	38.77%
2018	2,001,698	$12.658620	to	$13.663513	$26,364,507	0.85%	to	2.80%	0.59%	to	0.59%	(1.98)%	to	(0.04)%
2017	2,297,901	$12.913779	to	$13.669582	$30,561,756	0.85%	to	2.80%	0.62%	to	0.66%	24.88%	to	27.34%
2016	2,709,890	$10.340806	to	$10.734831	$28,561,752	0.85%	to	2.80%	0.54%	to	0.60%	3.15%	to	5.18%
MFS® Research International Portfolio
2020	901,446	$12.981200	to	$14.569220	$12,358,321	0.85%	to	2.80%	1.87%	to	2.15%	9.83%	to	11.99%
2019	1,107,207	$11.819708	to	$13.009415	$13,679,716	0.85%	to	2.80%	1.44%	to	1.48%	24.51%	to	26.96%
2018	1,346,177	$9.493017	to	$10.246844	$13,237,621	0.85%	to	2.80%	1.48%	to	1.60%	(16.50)%	to	(14.85)%
2017	1,473,804	$11.368649	to	$12.034167	$17,198,828	0.85%	to	2.80%	1.76%	to	1.86%	24.75%	to	27.21%
2016	1,858,294	$9.113093	to	$9.460449	$17,227,854	0.85%	to	2.80%	1.64%	to	1.66%	(3.44)%	to	(1.54)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

++ See Note 8 for additional information related to this Sub-Account.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

8. Restatement of Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® Sub-Account for the period ended December 31, 2019 :

Based on accounting review and validation procedures in connection with the financial reporting process and subsequent to reporting the December 31, 2019 financial statements, the Sponsor Company identified that the results of the Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® were inadvertently mislabeled. The 2019 results of the Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® have been updated to reflect the activity in this Account.

Restatement of PIMCO VIT Global Managed Asset Allocation Portfolio Sub-Account for the period ended December 31, 2019:

Based on accounting review and validation procedures in connection with the financial reporting process and subsequent to reporting the December 31, 2019 financial statements, the Sponsor Company identified that the results of the PIMCO VIT Global Managed Asset Allocation Portfolio were inadvertently mislabeled as PIMCO Global Core Asset Allocation Portfolio. The 2019 results of the PIMCO VIT Global Managed Asset Allocation Portfolio have been updated to reflect the activity in this Account.